OMB APPROVAL
OMB Number:	3235-0578
Expires:	January 31, 2016
Estimated average burden
hours per response	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2015 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.9% †
	Aerospace & Defense 3.8%
	General Dynamics Corp.	12,150	$1,618,501
	Huntington Ingalls Industries, Inc.	10,606	1,236,660
	L-3 Communications Holdings, Inc.	10,424	1,283,403
	Lockheed Martin Corp.	8,613	1,622,431
	Textron, Inc.	31,904	1,357,834
			7,118,829
	Air Freight & Logistics 0.5%
	FedEx Corp.	5,672	959,192

	Airlines 2.6%
	Alaska Air Group, Inc.	19,885	1,349,595
	Delta Air Lines, Inc.	13,966	660,731
	JetBlue Airways Corp. (a)	79,307	1,331,565
	Southwest Airlines Co.	34,973	1,580,080
			4,921,971
	Auto Components 0.6%
	Dana Holding Corp.	28,835	601,787
	Delphi Automotive PLC	8,818	606,061
			1,207,848
	Banks 4.0%
	Bank of America Corp.	48,294	731,654
	Citigroup, Inc.	47,812	2,244,774
¤	JPMorgan Chase & Co.	60,771	3,304,727
	Wells Fargo & Co.	26,809	1,391,923
			7,673,078
	Beverages 2.6%
	Coca-Cola Co. (The)	27,138	1,117,271
	Dr. Pepper Snapple Group, Inc.	11,226	867,433
	Molson Coors Brewing Co. Class B	4,326	328,473
	PepsiCo., Inc.	28,634	2,685,297
			4,998,474
	Biotechnology 4.5%
	Amgen, Inc.	15,672	2,386,219
	Biogen Idec, Inc. (a)	2,026	788,438
	Celgene Corp. (a)	8,842	1,053,613
¤	Gilead Sciences, Inc. (a)	27,794	2,913,645
	United Therapeutics Corp. (a)	8,766	1,237,146
	Vertex Pharmaceuticals, Inc. (a)	2,310	254,423
			8,633,484
	Capital Markets 1.7%
	Bank of New York Mellon Corp. (The)	43,911	1,580,796
	Eaton Vance Corp.	15,226	612,846
	Legg Mason, Inc.	12,712	704,753
	State Street Corp.	5,050	361,126
			3,259,521
	Chemicals 1.6%
	Dow Chemical Co. (The)	3,392	153,183
	LyondellBasell Industries, N.V. Class A	20,547	1,625,062
	Mosaic Co. (The)	25,328	1,233,220
			3,011,465
	Commercial Services & Supplies 0.7%
	Cintas Corp.	16,722	1,316,021

	Communications Equipment 0.4%
	ARRIS Group, Inc. (a)	7,553	198,040
	Cisco Systems, Inc.	12,003	316,459
	Harris Corp.	4,197	281,744
	QUALCOMM, Inc.	409	25,546
			821,789
	Containers & Packaging 0.3%
	Ball Corp.	7,290	461,675
	Rock-Tenn Co. Class A	2,513	163,094
			624,769
	Diversified Consumer Services 0.1%
	Graham Holdings Co. Class B	164	153,392

	Diversified Financial Services 2.7%
¤	Berkshire Hathaway, Inc. Class B (a)	27,522	3,960,691
	NASDAQ OMX Group, Inc. (The)	26,887	1,226,047
			5,186,738
	Diversified Telecommunication Services 2.5%
	AT&T, Inc.	18,703	615,703
	Frontier Communications Corp.	135,441	909,486
	Level 3 Communications, Inc. (a)	110	5,472
	Verizon Communications, Inc.	48,661	2,224,294
	Windstream Holdings, Inc.	120,119	954,946
			4,709,901
	Electric Utilities 1.2%
	Entergy Corp.	15,840	1,386,158
	Exelon Corp.	26,271	946,807
			2,332,965
	Electronic Equipment, Instruments & Components 0.8%
	Corning, Inc.	66,920	1,590,688

	Energy Equipment & Services 1.1%
	Helmerich & Payne, Inc.	2,451	145,981
	Schlumberger, Ltd.	23,558	1,940,944
			2,086,925
	Food & Staples Retailing 2.2%
	Kroger Co. (The)	23,504	1,622,951
	Wal-Mart Stores, Inc.	30,868	2,623,163
			4,246,114
	Food Products 1.8%
	Archer-Daniels-Midland Co.	31,970	1,490,761
	Keurig Green Mountain, Inc.	644	78,929
	Mondelez International, Inc. Class A	51,280	1,807,107
			3,376,797
	Gas Utilities 0.1%
	UGI Corp.	3,343	123,658

	Health Care Equipment & Supplies 1.4%
	C.R. Bard, Inc.	7,674	1,312,484
	Edwards Lifesciences Corp. (a)	10,415	1,305,520
			2,618,004
	Health Care Providers & Services 5.3%
	Aetna, Inc.	16,897	1,551,482
	AmerisourceBergen Corp.	10,757	1,022,453
	Anthem, Inc.	11,945	1,612,097
	Centene Corp. (a)	11,208	1,223,465
	Cigna Corp.	256	27,348
	Community Health Systems, Inc. (a)	12,855	605,085
	Express Scripts Holding Co. (a)	7,391	596,528
	Health Net, Inc. (a)	22,269	1,206,312
	UnitedHealth Group, Inc.	21,659	2,301,269
			10,146,039
	Hotels, Restaurants & Leisure 3.0%
	Brinker International, Inc.	20,814	1,216,162
	Carnival Corp.	32,132	1,412,523
	Darden Restaurants, Inc.	10,200	626,076
	Marriott International, Inc. Class A	11,409	849,970
	Panera Bread Co. Class A (a)	1,557	267,586
	Royal Caribbean Cruises, Ltd.	16,969	1,282,008
			5,654,325
	Household Durables 1.2%
	Harman International Industries, Inc.	8,697	1,127,392
	Leggett & Platt, Inc.	21,126	900,602
	Whirlpool Corp.	988	196,691
			2,224,685
	Household Products 1.0%
	Procter & Gamble Co. (The)	21,366	1,800,940

	Industrial Conglomerates 0.7%
	3M Co.	25	4,058
	General Electric Co.	55,736	1,331,533
			1,335,591
	Insurance 2.8%
	Allstate Corp. (The)	10,757	750,731
	American International Group, Inc.	24,900	1,216,863
	Lincoln National Corp.	24,716	1,235,306
	Reinsurance Group of America, Inc.	6,745	558,553
	Travelers Cos., Inc. (The)	15,096	1,552,171
			5,313,624
	Internet & Catalog Retail 0.8%
	Amazon.com, Inc. (a)	5	1,773
	Expedia, Inc.	15,149	1,301,753
	Netflix, Inc. (a)	316	139,609
			1,443,135
	Internet Software & Services 3.7%
	AOL, Inc. (a)	12,726	550,400
	eBay, Inc. (a)	33,629	1,782,337
	Facebook, Inc. Class A (a)	21,990	1,669,261
	Google, Inc. Class A (a)	2,091	1,124,017
	Google, Inc. Class C (a)	1,900	1,015,588
	Rackspace Hosting, Inc. (a)	6,464	290,621
	VeriSign, Inc. (a)	12,043	656,103
			7,088,327
	IT Services 3.2%
	Accenture PLC Class A	4,014	337,296
	Automatic Data Processing, Inc.	5,068	418,262
	Computer Sciences Corp.	20,404	1,238,115
	International Business Machines Corp.	17,697	2,713,127
	Visa, Inc. Class A	381	97,121
	Xerox Corp.	97,890	1,289,211
			6,093,132
	Machinery 0.9%
	Caterpillar, Inc.	20,280	1,621,792

	Media 2.4%
	Cablevision Systems Corp. Class A	32,497	614,843
	CBS Corp. Class B	5,076	278,216
	Comcast Corp. Class A	30,160	1,602,853
	Interpublic Group of Cos., Inc. (The)	42,036	838,198
	News Corp. Class A (a)	52,600	783,214
	Time Warner Cable, Inc.	681	92,705
	Walt Disney Co. (The)	3,289	299,167
			4,509,196
	Metals & Mining 0.2%
	Newmont Mining Corp.	2,594	65,239
	United States Steel Corp.	10,874	265,761
			331,000
	Multi-Utilities 0.2%
	Public Service Enterprise Group, Inc.	7,175	306,229

	Multiline Retail 0.5%
	Target Corp.	11,524	848,282

	Oil, Gas & Consumable Fuels 6.5%
	Chevron Corp.	23,723	2,432,319
	ConocoPhillips	14,291	900,047
¤	Exxon Mobil Corp.	58,577	5,120,802
	HollyFrontier Corp.	25,709	923,467
	Marathon Oil Corp.	13,322	354,365
	Marathon Petroleum Corp.	6,881	637,112
	Tesoro Corp.	15,724	1,285,123
	Valero Energy Corp.	13,865	733,181
			12,386,416
	Paper & Forest Products 0.0%‡
	International Paper Co.	1,308	68,879

	Pharmaceuticals 5.7%
	AbbVie, Inc.	18,202	1,098,491
	Eli Lilly & Co.	333	23,976
¤	Johnson & Johnson	34,680	3,472,855
¤	Merck & Co., Inc.	50,125	3,021,535
¤	Pfizer, Inc.	105,378	3,293,062
			10,909,919
	Real Estate Investment Trusts 1.6%
	Crown Castle International Corp.	15,777	1,364,868
	Host Hotels & Resorts, Inc.	28,019	641,355
	Iron Mountain, Inc.	7,227	287,924
	Weyerhaeuser Co.	19,861	712,017
			3,006,164
	Real Estate Management & Development 0.1%
	Jones Lang LaSalle, Inc.	1,891	278,128

	Road & Rail 0.1%
	Union Pacific Corp.	1,475	172,885

	Semiconductors & Semiconductor Equipment 2.3%
	Intel Corp.	85,541	2,826,275
	Micron Technology, Inc. (a)	49,686	1,454,061
	Skyworks Solutions, Inc.	1,807	150,071
			4,430,407
	Software 5.3%
	Citrix Systems, Inc. (a)	22,007	1,304,135
	Electronic Arts, Inc. (a)	28,176	1,545,736
¤	Microsoft Corp.	113,338	4,578,855
	Oracle Corp.	62,134	2,602,793
			10,031,519
	Specialty Retail 5.3%
	Bed Bath & Beyond, Inc. (a)	8,903	665,677
	Best Buy Co., Inc.	36,645	1,289,904
	Dick's Sporting Goods, Inc.	7,831	404,471
	GameStop Corp. Class A	7,398	260,780
	Gap, Inc. (The)	32,671	1,345,718
	Home Depot, Inc. (The)	25,561	2,669,080
	Lowe's Cos., Inc.	28,034	1,899,584
	O'Reilly Automotive, Inc. (a)	1,414	264,927
	Staples, Inc.	76,366	1,302,040
			10,102,181
	Technology Hardware, Storage & Peripherals 6.2%
¤	Apple, Inc.	73,579	8,620,515
	Hewlett-Packard Co.	50,282	1,816,689
	Seagate Technology PLC	22,682	1,280,172
			11,717,376
	Textiles, Apparel & Luxury Goods 0.0%‡
	Coach, Inc.	1,467	54,558

	Tobacco 1.1%
	Philip Morris International, Inc.	24,987	2,004,957

	Trading Companies & Distributors 0.6%
	United Rentals, Inc. (a)	12,921	1,070,505

	Total Common Stocks (Cost $172,275,448)		185,921,814

	Exchange-Traded Fund 2.0% (b)
¤	S&P 500 Index - SPDR Trust Series 1	19,148	3,819,452

	Total Exchange-Traded Fund (Cost $3,885,191)		3,819,452

		Principal Amount
	Short-Term Investment 0.5%
	Repurchase Agreement 0.5%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $1,006,642 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $1,040,000 and a Market Value of $1,026,869)	$1,006,642	1,006,642

	Total Short-Term Investment (Cost $1,006,642)		1,006,642
	Total Investments (Cost $177,167,281) (c)	100.4%	190,747,908
	Other Assets, Less Liabilities	(0.4)	(785,223)
	Net Assets	100.0%	$189,962,685

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of January 31, 2015, cost was $177,666,286 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$18,455,062
Gross unrealized depreciation	(5,373,440)
Net unrealized appreciation	$13,081,622

The following abbreviation is used in the preceding pages:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$185,921,814	$—	$—	$185,921,814
Exchange-Traded Fund	3,819,452	—	—	3,819,452
Short-Term Investment
Repurchase Agreement	—	1,006,642	—	1,006,642
Total Investments in Securities	$189,741,266	$1,006,642	$—	$190,747,908

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Convertible Securities 90.0%†
	Convertible Bonds 79.3%
	Auto Manufacturers 2.3%
	Fiat Chrysler Automobiles N.V. 7.875%, due 12/15/16	$4,205,000	$4,933,306
	Navistar International Corp. 4.75%, due 4/15/19 (a)	4,220,000	3,792,725
	Wabash National Corp. 3.375%, due 5/1/18	8,792,000	11,237,275
			19,963,306
	Biotechnology 6.9%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	8,470,000	10,666,906
¤	Gilead Sciences, Inc. 1.625%, due 5/1/16	4,704,000	21,661,944
	Illumina, Inc.
	(zero coupon), due 6/15/19 (a)	4,300,000	4,864,375
	0.50%, due 6/15/21 (a)	4,300,000	5,087,438
	Incyte Corp. 0.375%, due 11/15/18	4,197,000	6,744,054
	Isis Pharmaceuticals, Inc. 1.00%, due 11/15/21 (a)	4,375,000	5,312,891
	Medicines Co. (The) 1.375%, due 6/1/17	4,252,000	5,105,057
			59,442,665
	Commercial Services 2.1%
	Carriage Services, Inc. 2.75%, due 3/15/21 (a)	1,706,000	1,919,258
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19 (a)	11,361,000	11,893,547
	Macquarie Infrastructure Co. LLC 2.875%, due 7/15/19	3,728,000	4,298,850
			18,111,655
	Computers 2.9%
	Brocade Communications Systems, Inc. 1.375%, due 1/1/20 (a)	12,361,000	12,693,202
	SanDisk Corp. 0.50%, due 10/15/20	11,688,000	12,513,465
			25,206,667
	Distribution & Wholesale 0.4%
	WESCO International, Inc. 6.00%, due 9/15/29	1,353,000	3,203,228

	Energy - Alternate Sources 0.2%
	SolarCity Corp. 1.625%, due 11/1/19 (a)	1,759,000	1,532,529

	Finance - Leasing Companies 1.5%
	Air Lease Corp. 3.875%, due 12/1/18	9,174,000	12,482,374

	Health Care - Products 4.1%
	Hologic, Inc. 2.00%, due 3/1/42 (b)	7,990,000	9,493,119
	Insulet Corp. 2.00%, due 6/15/19	3,113,000	3,060,468
	Quidel Corp. 3.25%, due 12/15/20	1,155,000	1,173,769
	Teleflex, Inc. 3.875%, due 8/1/17	8,849,000	15,883,955
	Wright Medical Group, Inc. 2.00%, due 8/15/17	5,289,000	6,029,460
			35,640,771
	Health Care - Services 1.5%
	Anthem, Inc. 2.75%, due 10/15/42	7,160,000	13,107,275

	Home Builders 0.9%
	Lennar Corp. 3.25%, due 11/15/21 (a)	3,785,000	7,323,975

	Home Furnishing 0.4%
	TiVo, Inc. 2.00%, due 10/1/21 (a)	3,524,000	3,246,485

	Household Products & Wares 2.5%
¤	Jarden Corp. 1.875%, due 9/15/18	13,430,000	21,211,006

	Insurance 2.0%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	5,248,000	10,755,120
	Radian Group, Inc. 2.25%, due 3/1/19	4,321,000	6,605,729
			17,360,849
	Internet 6.8%
	AOL, Inc. 0.75%, due 9/1/19 (a)	8,562,000	8,936,587
	HomeAway, Inc. 0.125%, due 4/1/19 (a)	18,768,000	17,090,610
¤	Priceline Group, Inc. (The)
	0.35%, due 6/15/20	7,782,000	8,389,969
	1.00%, due 3/15/18	12,338,000	15,453,345
	Twitter, Inc. 0.25%, due 9/15/19 (a)	9,161,000	8,296,431
			58,166,942
	Iron & Steel 2.0%
¤	United States Steel Corp. 2.75%, due 4/1/19	14,401,000	17,317,202

	Lodging 0.9%
	MGM Resorts International 4.25%, due 4/15/15	7,348,000	8,064,430

	Machinery - Diversified 1.2%
	Chart Industries, Inc. 2.00%, due 8/1/18	11,153,000	10,448,967

	Media 0.7%
	Liberty Interactive LLC 3.50%, due 1/15/31	421,964	228,388
	Liberty Media Corp. 1.375%, due 10/15/23	5,925,000	5,773,172
			6,001,560
	Metal Fabricate & Hardware 1.2%
	RTI International Metals, Inc. 1.625%, due 10/15/19	10,874,000	10,092,431

	Miscellaneous - Manufacturing 2.4%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	20,469,666

	Oil & Gas Services 4.9%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	11,830,000	12,702,463
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (a)(c)	15,988,000	23,236,959
	Newpark Resources, Inc. 4.00%, due 10/1/17	3,673,000	3,927,814
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	2,507,000	2,637,051
			42,504,287
	Pharmaceuticals 6.1%
	Depomed, Inc. 2.50%, due 9/1/21	4,093,000	4,773,461
	Omnicare, Inc. 3.50%, due 2/15/44	10,135,000	12,250,681
	Pacira Pharmaceuticals, Inc. 3.25%, due 2/1/19	2,020,000	8,751,650
	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	3,760,000	7,919,500
¤	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	13,686,000	18,493,208
			52,188,500
	Real Estate Investment Trusts 3.0%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	11,182,687
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	9,324,000	14,510,475
			25,693,162
	Semiconductors 9.7%
	InvenSense, Inc. 1.75%, due 11/1/18	3,946,000	3,778,295
	Microchip Technology, Inc. 2.125%, due 12/15/37	8,326,000	14,893,132
¤	Novellus Systems, Inc. 2.625%, due 5/15/41	8,098,000	17,921,886
	NVIDIA Corp. 1.00%, due 12/1/18	6,846,000	7,744,538
	NXP Semiconductors N.V. 1.00%, due 12/1/19 (a)	8,133,000	8,773,474
	Rambus, Inc. 1.125%, due 8/15/18	3,292,000	3,767,283
	SunEdison, Inc. 0.25%, due 1/15/20 (a)	8,829,000	8,277,187
¤	Xilinx, Inc. 2.625%, due 6/15/17	12,870,000	17,913,431
			83,069,226
	Software 10.4%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	8,408,000	8,933,500
	Citrix Systems, Inc. 0.50%, due 4/15/19 (a)	5,382,000	5,570,370
	Medidata Solutions, Inc. 1.00%, due 8/1/18	9,054,000	9,761,344
	Nuance Communications, Inc. 2.75%, due 11/1/31	8,349,000	8,281,164
	Proofpoint, Inc. 1.25%, due 12/15/18	7,146,000	10,013,332
	Red Hat, Inc. 0.25%, due 10/1/19 (a)	12,488,000	14,197,295
	Salesforce.com, Inc. 0.25%, due 4/1/18	15,199,000	17,013,381
	Verint Systems, Inc. 1.50%, due 6/1/21	15,039,000	16,082,331
			89,852,717
	Telecommunications 0.9%
	Finisar Corp. 0.50%, due 12/15/33	7,845,000	7,531,200

	Transportation 1.4%
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19	3,683,000	3,045,381
	XPO Logistics, Inc. 4.50%, due 10/1/17	4,020,000	9,188,212
			12,233,593
	Total Convertible Bonds (Cost $592,102,013)		681,466,668

		Shares
	Convertible Preferred Stocks 10.7%
	Aerospace & Defense 1.5%
	United Technologies Corp. 7.50%	215,577	12,921,685

	Food 1.6%
	Post Holdings, Inc.
	2.50% (a)	28,508	2,678,386
	3.75% (a)	39,161	4,211,374
	Tyson Foods, Inc. 4.75%	133,648	6,464,554
			13,354,314
	Hand & Machine Tools 2.5%
¤	Stanley Black & Decker, Inc.
	4.75%	98,493	13,148,815
	6.25%	75,479	8,685,369
			21,834,184
	Insurance 0.3%
	Maiden Holdings, Ltd. 7.25%	61,807	2,938,923

	Iron & Steel 0.9%
	ArcelorMittal 6.00%	486,681	7,592,224

	Mining 0.5%
	Alcoa, Inc. 5.38%	88,185	4,409,250

	Oil & Gas 0.9%
	Sanchez Energy Corp. Series A
	4.875%	35,932	1,145,573
	Southwestern Energy Co. 6.25%	122,672	6,654,956
			7,800,529
	Real Estate Investment Trusts 1.9%
	American Tower Corp. Series A
	5.25%	29,212	3,206,017
	Crown Castle International Corp. Series A
	4.50%	92,032	10,014,922
	Health Care REIT, Inc. Series I
	6.50%	47,800	3,400,970
			16,621,909
	Telecommunications 0.6%
	T-Mobile U.S., Inc. 5.50%	85,219	4,860,040

	Total Convertible Preferred Stocks (Cost $93,467,670)		92,333,058
	Total Convertible Securities (Cost $685,569,683)		773,799,726

	Common Stocks 1.5%
	Auto Manufacturers 0.4%
	General Motors Co.	108,269	3,531,735

	Banks 0.3%
	Bank of America Corp.	175,340	2,656,401

	Oil & Gas Services 0.8%
	Cameron International Corp. (d)	46,635	2,088,315
	Halliburton Co.	113,326	4,531,907
			6,620,222
	Total Common Stocks (Cost $14,684,973)		12,808,358

		Number of Warrants
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (d)	1,016	23,327
	Strike Price $18.33 Expires 7/10/19 (d)	1,016	15,748
	Total Warrants (Cost $1,062)		39,075

		Principal Amount
	Short-Term Investment 1.8%
	Repurchase Agreement 1.8%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $15,744,311 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $16,365,000 and a Market Value of $16,062,722)	$15,744,311	15,744,311

	Total Short-Term Investment (Cost $15,744,311)		15,744,311
	Total Investments (Cost $716,000,029) (e)	93.3%	802,391,470
	Other Assets, Less Liabilities	6.7	57,596,643
	Net Assets	100.0%	$859,988,113

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of January 31, 2015.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 2.7% of the Fund's net assets.
(d)	Non-income producing security.
(e)	As of January 31, 2015, cost was $731,816,792 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$111,608,875
Gross unrealized depreciation	(41,034,197)
Net unrealized appreciation	$70,574,678

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$681,466,668	$—	$681,466,668
Convertible Preferred Stocks (b)	84,297,725	8,035,333	—	92,333,058
Total Convertible Securities	84,297,725	689,502,001	—	773,799,726
Common Stocks	12,808,358	—	—	12,808,358
Warrants	39,075	—	—	39,075
Short-Term Investment
Repurchase Agreement	—	15,744,311	—	15,744,311
Total Investments in Securities	$97,145,158	$705,246,312	$—	$802,391,470

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 securities valued at $6,889,760 and $1,145,573 are held in Food and Oil & Gas, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2015, a convertible preferred stock with a market value of $1,716,867 transferred from Level 1 to Level 2. The transfer occurred as a result of a change in the observable nature of the inputs. As of October 31, 2014, the fair value obtained for this security utilized significant observable inputs.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Global High Income Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 93.2%†
	Corporate Bonds 43.4%
	Brazil 7.2%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		$2,500,000	$2,675,000
	Braskem Finance, Ltd. 6.45%, due 2/3/24		2,300,000	2,242,500
	Fibria Overseas Finance, Ltd. 5.25%, due 5/12/24		2,350,000	2,367,625
	Itau Unibanco Holding S.A. 6.20%, due 4/15/20 (a)		2,000,000	2,142,320
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (a)		2,250,000	2,165,625
	Petrobras International Finance Co. S.A. 5.375%, due 1/27/21		3,000,000	2,695,320
	Vale S.A. 5.625%, due 9/11/42		2,000,000	1,762,100
	Virgolino de Oliveira Finance S.A. 11.75%, due 2/9/22 (a) (b)		3,000,000	112,200
				16,162,690
	Chile 0.4%
	VTR Finance B.V. 6.875%, due 1/15/24 (a)		1,000,000	1,002,550

	Colombia 1.6%
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (a)		2,500,000	2,468,750
	Pacific Rubiales Energy Corp. 5.125%, due 3/28/23 (a)		2,000,000	1,088,000
				3,556,750
	Czech Republic 0.5%
	CE Energy A.S. 7.00%, due 2/1/21 (a)	EUR	1,000,000	1,141,300

	France 0.7%
	CGG S.A. 6.875%, due 1/15/22		$2,000,000	1,560,000

	Georgia 0.8%
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (a)		1,800,000	1,807,776

	Guatemala 1.0%
	Industrial Senior Trust 5.50%, due 11/1/22 (a)		2,200,000	2,175,250

	India 2.4%
	Reliance Holding USA, Inc. 5.40%, due 2/14/22 (a)		2,000,000	2,190,616
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		3,500,000	3,167,500
				5,358,116
	Indonesia 4.2%
¤	Pertamina Persero PT 5.625%, due 5/20/43 (a)		6,700,000	6,616,250
	Perusahaan Listrik Negara PT Series Reg S 5.25%, due 10/24/42		3,000,000	2,842,500
				9,458,750
	Ireland 1.4%
	UT2 Funding PLC 5.321%, due 6/30/16	EUR	2,700,000	3,112,019

	Kazakhstan 4.6%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		$1,000,000	964,500
¤	KazMunayGas National Co.
	4.40%, due 4/30/23 (a)		6,000,000	5,250,360
	5.75%, due 4/30/43 (a)		5,000,000	4,025,200
				10,240,060
	Mexico 6.7%
	Cemex Finance LLC 6.00%, due 4/1/24 (a)		3,000,000	2,824,500
	Comision Federal de Electricidad 4.875%, due 1/15/24		2,000,000	2,110,000
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (a)		2,500,000	2,685,425
¤	Petroleos Mexicanos
	5.625%, due 1/23/46 (a)		3,000,000	3,066,900
	6.50%, due 6/2/41		4,000,000	4,475,600
				15,162,425
	Paraguay 1.1%
	Banco Continental S.A.E. 8.875%, due 10/15/17 (a)		2,500,000	2,550,000

	Peru 1.2%
	BBVA Banco Continental S.A. 5.00%, due 8/26/22 (a)		2,500,000	2,656,250

	Russia 4.3%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		3,500,000	3,185,000
	Lukoil International Finance B.V. 6.656%, due 6/7/22 (a)		1,000,000	875,000
	Metalloinvest Finance, Ltd. Series Reg S 5.625%, due 4/17/20		2,000,000	1,514,240
	Novatek OAO via Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	1,704,000
	VimpelCom Holdings B.V. 7.504%, due 3/1/22 (a)		3,000,000	2,493,240
				9,771,480
	Turkey 0.6%
	Arcelik A.S. 5.00%, due 4/3/23 (a)		1,500,000	1,455,000

	Ukraine 1.1%
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (a)		6,300,000	2,457,504

	United Arab Emirates 1.3%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (a)		2,750,000	2,853,125

	United Kingdom 1.2%
	Lloyds Bank PLC 13.00%, due 12/19/21 (c)	AUD	3,000,000	2,691,782

	Venezuela 1.1%
	Petroleos de Venezuela S.A.
	Series Reg S 9.00%, due 11/17/21		$900,000	316,282
	Series Reg S 12.75%, due 2/17/22		5,000,000	2,107,000
				2,423,282
	Total Corporate Bonds (Cost $112,498,083)			97,596,109

	Government & Federal Agencies 49.8%
	Bahrain 1.6%
	Bahrain Government International Bond 6.125%, due 8/1/23 (a)		3,200,000	3,632,000

	Belarus 2.1%
	Republic of Belarus Series Reg S 8.95%, due 1/26/18		6,000,000	4,740,000

	Brazil 1.7%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/23	BRL	11,000,000	3,752,319

	Colombia 2.0%
	Republic of Colombia 7.75%, due 4/14/21	COP	9,600,000,000	4,384,131

	Costa Rica 1.1%
	Instituto Costarricense de Electricidad 6.375%, due 5/15/43		$3,000,000	2,519,220

	Croatia 1.0%
	Republic of Croatia 6.375%, due 3/24/21 (a)		2,000,000	2,197,740

	Dominican Republic 1.7%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,928,750

	Gabon 1.1%
	Gabonese Republic 6.375%, due 12/12/24 (a)		2,596,000	2,440,240

	Georgia 1.0%
	Republic of Georgia Series Reg S 6.875%, due 4/12/21		2,000,000	2,175,000

	Ghana 0.8%
	Republic of Ghana 7.875%, due 8/7/23 (a)		2,010,344	1,759,051

	Greece 0.8%
	Hellenic Republic Government Bond Series Reg S 2.00%, due 2/24/24 (d)	EUR	2,700,000	1,742,926

	Hungary 2.2%
	Republic of Hungary 6.25%, due 1/29/20		$4,250,000	4,879,425

	Indonesia 1.4%
	Indonesia Government International Bond 5.125%, due 1/15/45 (a)		3,000,000	3,180,000

	Jamaica 0.3%
	Jamaica Government 8.00%, due 6/24/19		650,000	692,250

	Kenya 0.5%
	Kenya Government International Bond 6.875%, due 6/24/24 (a)		1,000,000	1,040,000

	Nigeria 0.9%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		2,000,000	1,925,000

	Panama 1.8%
	Republic of Panama 6.70%, due 1/26/36		3,058,000	4,135,945

	Paraguay 2.9%
¤	Republic of Paraguay 6.10%, due 8/11/44 (a)		6,000,000	6,592,500

	Peru 3.5%
¤	Republic of Peru 7.35%, due 7/21/25		5,800,000	7,873,500

	Poland 3.0%
¤	Poland Government Bond 5.75%, due 10/25/21	PLN	20,300,000	6,850,069

	Russia 0.4%
	Russian Federal Bond-OFZ 7.00%, due 1/25/23	RUB	100,000,000	982,596

	Senegal 0.6%
	Republic of Senegal 8.75%, due 5/13/21 (a)		$1,250,000	1,418,750

	Sri Lanka 3.1%
¤	Republic of Sri Lanka 6.25%, due 10/4/20 (a)		6,500,000	6,865,625

	Turkey 6.9%
¤	Republic of Turkey
	6.00%, due 1/14/41		5,000,000	5,987,500
	7.375%, due 2/5/25		2,225,000	2,836,208
¤	Turkey Government Bond
	7.10%, due 3/8/23	TRY	6,750,000	2,750,991
	9.00%, due 3/8/17		9,400,000	4,003,924
				15,578,623
	Ukraine 2.7%
¤	Ukraine Government
	7.75%, due 9/23/20 (a)		$6,000,000	3,108,000
	7.80%, due 11/28/22 (a)		5,800,000	2,900,696
				6,008,696
	Uruguay 2.0%
	Republica Orient Uruguay 4.375%, due 12/15/28	UYU	108,495,307	4,530,358

	Venezuela 1.7%
	Republic of Venezuela Series Reg S 9.25%, due 5/7/28		$11,095,000	3,716,825

	Vietnam 1.0%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		2,000,000	2,257,500

	Total Government & Federal Agencies (Cost $124,352,964)			111,799,039
	Total Long-Term Bonds (Cost $236,851,047)			209,395,148

	Short-Term Investment 7.0%
	Repurchase Agreement 7.0%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $15,815,474 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $16,250,000 and a Market Value of $16,135,324)		15,815,474	15,815,474

	Total Short-Term Investment (Cost $15,815,474)			15,815,474
	Total Investments (Cost $252,666,521) (e)		100.2%	225,210,622
	Other Assets, Less Liabilities		(0.2)	(509,201)
	Net Assets		100.0%	$224,701,421

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security - As of January 31, 2015, the total market value of this security was $112,200, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(d)	Step coupon - Rate shown was the rate in effect as of January 31, 2015.
(e)	As of January 31, 2015, cost was $252,666,521 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$9,532,596
Gross unrealized depreciation	(36,988,495)
Net unrealized depreciation	$(27,455,899)

As of January 31, 2015, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/19/15	HSBC Bank USA	EUR	6,000,000		$6,954,810	$(173,852)
New Russian Ruble vs. U.S. Dollar	2/19/15	HSBC Bank USA	RUB	196,300,000		4,181,044	(1,357,208)
Polish Zloty vs. Euro	2/19/15	HSBC Bank USA	PLN	11,200,000	EUR	2,668,891	5,703
South Korean Won vs. U.S. Dollar	2/23/15	HSBC Bank USA	KRW	7,300,000,000		$6,555,316	114,440
Swiss Franc vs. Euro	2/19/15	JPMorgan Chase Bank	CHF	9,300,000	EUR	9,052,328	(93,358)
Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	2/19/15	HSBC Bank USA	AUD	3,150,000		$2,672,712	$222,978
Brazilian Real vs. U.S. Dollar	2/19/15	Barclays Bank PLC	BRL	10,000,000		3,861,004	150,773
Euro vs. U.S. Dollar	2/19/15	HSBC Bank USA	EUR	16,000,000		19,953,920	1,871,365
Pound Sterling vs. U.S. Dollar	2/19/15	HSBC Bank USA	GBP	2,000,000		3,141,150	129,068
Swiss Franc vs. Euro	2/19/15	JPMorgan Chase Bank	CHF	9,300,000	EUR	7,734,402	(1,396,109)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							$(526,200)

The following abbreviations are used in the preceding pages:
AUD	—Australian Dollar
BRL	—Brazilian Real
CHF	—Swiss Franc
COP	—Colombian Peso
EUR	—Euro
GBP	—British Pound Sterling
KRW	—South Korean Won
PLN	—Polish Zloty
RUB	—New Russian Ruble
TRY	—Turkish Lira
UYU	—Uruguayan Peso

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$97,596,109	$—	$97,596,109
Government & Federal Agencies	—	111,799,039	—	111,799,039
Total Long-Term Bonds	—	209,395,148	—	209,395,148
Short-Term Investment
Repurchase Agreement	—	15,815,474	—	15,815,474
Total Investments in Securities	—	225,210,622	—	225,210,622
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	2,494,327	—	2,494,327
Total Investments in Securities and Other Financial Instruments	$—	$227,704,949	$—	$227,704,949

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(3,020,527)	$—	$(3,020,527)
Total Other Financial Instruments	$—	$(3,020,527)	$—	$(3,020,527)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Government Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.2%†
	Asset-Backed Security 1.6%
	Utilities 1.6%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$2,525,000	$2,834,502

	Total Asset-Backed Security (Cost $2,548,615)		2,834,502

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	620,000	718,879
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class A3 5.819%, due 2/12/51	10,241	10,231
			729,110
	Residential Mortgages (Collateralized Mortgage Obligations) 0.7%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.487%, due 8/25/36 (b)	323,974	302,838
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.73%, due 2/25/42 (a)(c)(d)(e)	1,187,790	949,113
			1,251,951
	Total Mortgage-Backed Securities (Cost $2,104,519)		1,981,061

	U.S. Government & Federal Agencies 94.5%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	323,424	37,877
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	64,659	9,925
			47,802
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 24.7%
	2.25%, due 3/1/35 (c)	39,811	42,217
	2.375%, due 6/1/35 (c)	226,882	242,488
	2.375%, due 2/1/37 (c)	87,873	94,051
	3.50%, due 10/1/25	531,257	568,690
	3.50%, due 11/1/25	3,147,600	3,365,606
	3.50%, due 4/1/42	1,168,095	1,242,740
	3.50%, due 5/1/42	970,007	1,024,187
	3.50%, due 7/1/42	484,540	511,529
	3.50%, due 6/1/43	893,711	943,207
	3.50%, due 8/1/43	1,202,128	1,280,430
	3.50%, due 5/1/44	391,712	416,783
	4.00%, due 3/1/25	1,473,843	1,576,071
	4.00%, due 7/1/25	466,009	495,961
	4.00%, due 8/1/31	198,506	214,302
	4.00%, due 8/1/39	361,799	396,879
¤	4.00%, due 12/1/40	3,711,537	4,058,721
¤	4.00%, due 2/1/41	5,735,834	6,254,198
¤	4.00%, due 3/1/41	6,744,823	7,380,248
	4.00%, due 4/1/41	613,859	664,493
	4.00%, due 1/1/42	3,152,312	3,449,585
	4.00%, due 12/1/42	872,400	956,632
	4.00%, due 11/1/43	425,734	456,172
	4.50%, due 3/1/41	1,019,127	1,140,220
	4.50%, due 8/1/41	1,325,649	1,467,073
	5.00%, due 1/1/20	117,394	124,016
	5.00%, due 6/1/33	642,293	710,233
	5.00%, due 8/1/33	539,730	596,950
	5.00%, due 5/1/36	459,791	506,226
	5.00%, due 10/1/39	1,168,838	1,319,301
	5.50%, due 1/1/21	362,789	392,852
	5.50%, due 11/1/35	545,245	615,659
	5.50%, due 11/1/36	146,776	165,910
	6.50%, due 4/1/37	110,795	135,665
			42,809,295
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 53.5%
	1.932%, due 11/1/34 (c)	248,450	260,121
	2.081%, due 4/1/34 (c)	396,419	422,337
	3.00%, due 10/1/32	1,120,021	1,174,663
¤	3.00%, due 4/1/43	3,568,514	3,695,064
	3.50%, due 11/1/20	2,100,122	2,230,534
¤	3.50%, due 11/1/25	3,238,985	3,474,818
	3.50%, due 11/1/32	823,186	876,130
	3.50%, due 2/1/41	2,569,785	2,719,200
¤	3.50%, due 11/1/41	3,998,781	4,264,837
	3.50%, due 12/1/41	345,616	365,931
	3.50%, due 1/1/42	2,015,556	2,159,725
	3.50%, due 3/1/42	2,764,265	2,924,976
	3.50%, due 8/1/42	1,623,910	1,732,645
	3.50%, due 12/1/42	892,946	954,616
	3.50%, due 2/1/43	1,355,203	1,448,766
	3.50%, due 5/1/43	870,377	924,547
	3.50%, due 6/1/43	940,399	1,003,568
	4.00%, due 9/1/31	1,938,311	2,092,345
	4.00%, due 2/1/41	1,885,370	2,044,416
	4.00%, due 3/1/41	2,589,240	2,842,359
	4.00%, due 10/1/41	601,625	660,439
	4.00%, due 3/1/42	1,790,194	1,961,064
	4.00%, due 4/1/42	810,097	887,405
	4.00%, due 6/1/42	2,105,230	2,308,762
	4.00%, due 7/1/42	1,977,310	2,168,404
	4.50%, due 7/1/18	1,448,957	1,522,293
	4.50%, due 11/1/18	884,954	929,741
	4.50%, due 6/1/23	550,021	590,877
	4.50%, due 5/1/39	855,818	950,057
	4.50%, due 6/1/39	2,868,923	3,185,995
	4.50%, due 7/1/39	2,455,639	2,735,095
	4.50%, due 8/1/39	2,216,060	2,460,116
	4.50%, due 9/1/40	1,659,795	1,842,208
	4.50%, due 12/1/40	2,514,994	2,759,769
¤	4.50%, due 1/1/41	3,853,057	4,277,265
	4.50%, due 2/1/41	1,369,982	1,524,843
	4.50%, due 8/1/41	1,000,567	1,108,795
	4.50%, due 12/1/43	780,424	846,518
	5.00%, due 9/1/17	377,784	398,483
	5.00%, due 9/1/20	44,792	47,914
	5.00%, due 11/1/33	641,788	711,597
	5.00%, due 6/1/35	595,966	660,537
	5.00%, due 10/1/35	258,590	286,541
	5.00%, due 1/1/36	136,859	151,548
	5.00%, due 2/1/36	968,262	1,072,399
	5.00%, due 5/1/36	668,000	739,844
	5.00%, due 6/1/36	128,485	141,991
	5.00%, due 9/1/36	178,698	198,026
	5.00%, due 3/1/40	1,548,609	1,741,933
	5.00%, due 2/1/41	2,766,504	3,138,873
	5.50%, due 1/1/17	23,298	24,679
	5.50%, due 2/1/17	467,346	495,035
	5.50%, due 6/1/19	468,913	503,436
	5.50%, due 11/1/19	546,296	585,519
	5.50%, due 4/1/21	797,908	871,350
	5.50%, due 6/1/33	1,836,241	2,065,547
	5.50%, due 11/1/33	1,058,020	1,190,153
	5.50%, due 12/1/33	1,275,723	1,438,018
	5.50%, due 6/1/34	305,520	343,709
	5.50%, due 12/1/34	100,733	113,179
	5.50%, due 3/1/35	517,604	580,594
	5.50%, due 12/1/35	130,223	146,006
	5.50%, due 4/1/36	405,676	453,539
	5.50%, due 9/1/36	136,636	153,593
	5.50%, due 7/1/37	287,281	327,882
	6.00%, due 12/1/16	50,174	51,724
	6.00%, due 11/1/32	322,617	369,160
	6.00%, due 1/1/33	239,369	272,636
	6.00%, due 3/1/33	237,190	268,372
	6.00%, due 9/1/34	101,066	115,226
	6.00%, due 9/1/35	809,420	925,604
	6.00%, due 10/1/35	318,297	365,787
	6.00%, due 6/1/36	276,793	313,824
	6.00%, due 11/1/36	615,969	706,786
	6.00%, due 4/1/37	99,312	108,896
	6.50%, due 10/1/31	189,842	223,688
	6.50%, due 2/1/37	75,247	90,677
			92,725,549
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.0%
	4.00%, due 7/15/39	606,080	651,550
	4.00%, due 9/20/40	2,443,814	2,656,218
	4.00%, due 11/20/40	371,154	403,383
	4.00%, due 1/15/41	2,315,751	2,489,485
¤	4.00%, due 10/15/41	3,793,469	4,134,194
	4.50%, due 5/20/40	2,814,151	3,074,058
	5.00%, due 2/20/41	646,471	723,302
	6.00%, due 8/15/32	414,593	479,426
	6.00%, due 12/15/32	267,393	308,864
	6.50%, due 8/15/28	139,036	158,571
	6.50%, due 4/15/31	424,781	504,361
			15,583,412
¤	Overseas Private Investment Corporation 3.1%
	5.142%, due 12/15/23	4,883,806	5,468,393

¤	Tennessee Valley Authority 4.2%
	4.65%, due 6/15/35	5,605,000	7,219,206

	Total U.S. Government & Federal Agencies (Cost $153,743,418)		163,853,657
	Total Long-Term Bonds (Cost $158,396,552)		168,669,220

	Short-Term Investment 2.4%
	Repurchase Agreement 2.4%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $4,162,179 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $4,280,000 and a Market Value of $4,249,796)	4,162,179	4,162,179
	Total Short-Term Investment (Cost $4,162,179)		4,162,179
	Total Investments (Cost $162,558,731) (i)	99.6%	172,831,399
	Other Assets, Less Liabilities	0.4	609,590
	Net Assets	100.0%	$173,440,989

		Contracts Short	Unrealized Appreciation (Depreciation)(g)
	Futures Contracts (0.6%)
	United States Treasury Note March 2015 (5 Year) (h)	(220)	$(567,645)
	March 2015 (10 Year) (h)	(90)	(467,772)
	Total Futures Contracts Short (Notional Amount $38,474,375)		$(1,035,417)

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2015.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(d)	Illiquid security - As of January 31, 2015, the total market value of this security was $949,113, which represented 0.5% of the Fund's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of this security was $949,113, which represented 0.5% of the Fund's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(h)	As of January 31, 2015, cash in the amount of $329,400 was on deposit with brokers for futures transactions.
(i)	As of January 31, 2015, cost was $162,558,731 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$10,549,264
Gross unrealized depreciation	(276,596)
Net unrealized appreciation	$10,272,668

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$2,834,502	$—	$2,834,502
Mortgage-Backed Securities (b)	—	1,031,948	949,113	1,981,061
U.S. Government & Federal Agencies	—	163,853,657	—	163,853,657
Total Long-Term Bonds	—	167,720,107	949,113	168,669,220
Short-Term Investment
Repurchase Agreement	—	4,162,179	—	4,162,179
Total Investments in Securities	$—	$171,882,286	$949,113	$172,831,399

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(1,035,417)	$—	$—	$(1,035,417)
Total Other Financial Instruments	$(1,035,417)	$—	$—	$(1,035,417)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $949,113 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2015
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$985,739	$307	$1,507	$5,944	$-	$(44,384	)(a)	$-	$-	$949,113	$(1,426)
Total	$985,739	$307	$1,507	$5,944	$-	$(44,384)		$-	$-	$949,113	$(1,426)

(a) Sales include principal reductions.

MainStay High Yield Corporate Bond Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.5%†
	Convertible Bonds 0.1%
	Electric 0.0%‡
	Upstate New York Power Producers, Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	$3,644,003	$3,971,963

	Oil & Gas 0.1%
	Stone Energy Corp. 1.75%, due 3/1/17	5,240,000	4,552,250

	Total Convertible Bonds (Cost $8,551,537)		8,524,213

	Corporate Bonds 91.0%
	Advertising 1.2%
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (a)	20,200,000	20,806,000
	5.375%, due 8/1/22 (a)	13,415,000	13,314,387
	6.375%, due 4/1/20 (a)	14,980,000	15,466,850
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp.
	5.25%, due 2/15/22 (a)	10,334,000	10,695,690
	5.625%, due 2/15/24 (a)	9,850,000	10,293,250
	Lamar Media Corp.
	5.00%, due 5/1/23	13,580,000	13,681,850
	5.375%, due 1/15/24	3,960,000	4,098,600
	5.875%, due 2/1/22	11,000,000	11,440,000
			99,796,627
	Aerospace & Defense 2.2%
	AAR Corp. 7.25%, due 1/15/22	29,360,000	31,855,600
	Alliant Techsystems, Inc.
	5.25%, due 10/1/21 (a)	3,190,000	3,197,975
	6.875%, due 9/15/20	17,270,000	18,392,550
	GenCorp, Inc. 7.125%, due 3/15/21	33,374,000	35,101,104
	KLX, Inc. 5.875%, due 12/1/22 (a)	11,820,000	11,672,250
	Kratos Defense & Security Solutions, Inc. 7.00%, due 5/15/19	38,875,000	32,266,250
	Moog, Inc. 5.25%, due 12/1/22 (a)	4,000,000	4,080,000
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	27,120,000	27,730,200
	TransDigm, Inc.
	5.50%, due 10/15/20	4,100,000	4,023,125
	6.50%, due 7/15/24	14,596,000	14,778,450
			183,097,504
	Apparel 0.4%
	William Carter Co. (The) 5.25%, due 8/15/21	17,520,000	18,133,200
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	15,613,000	16,393,650
			34,526,850
	Auto Manufacturers 1.1%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (a)	29,725,000	30,914,000
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	28,294,549
	9.375%, due 3/1/20	1,695,000	2,190,720
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (a)	7,800,000	7,980,375
	4.25%, due 11/15/19 (a)	9,000,000	9,157,500
	8.125%, due 5/15/21 (a)	9,590,000	10,596,950
			89,134,094
	Auto Parts & Equipment 3.8%
	Allison Transmission, Inc. 7.125%, due 5/15/19 (a)	22,052,000	22,989,210
	Dana Holding Corp. 6.75%, due 2/15/21	1,898,000	2,016,625
¤	Exide Technologies, Inc. 8.625%, due 2/1/18 (f)	64,863,000	3,243,150
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	13,960,000	14,413,700
	Lear Corp. 5.25%, due 1/15/25	9,000,000	9,180,000
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (a)	23,100,000	23,273,250
¤	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (a)	21,610,000	21,393,900
	4.75%, due 5/15/21 (a)	32,944,000	33,191,080
	7.75%, due 2/15/17 (a)	45,603,000	49,967,207
¤	Schaeffler Holding Finance B.V.
	6.25%, due 11/15/19 (a)	17,030,000	17,838,925
	6.75%, due 11/15/22 (a)(b)	38,860,000	41,580,200
	6.875%, due 8/15/18 (a)(b)	55,912,000	58,428,040
	Tenneco, Inc. 6.875%, due 12/15/20	10,225,000	10,812,938
	Titan International, Inc. 6.875%, due 10/1/20	11,412,000	9,828,585
			318,156,810
	Banks 0.2%
	Provident Funding Associates, L.P. / PFG Finance Corp.
	6.75%, due 6/15/21 (a)	10,950,000	10,457,250
	10.125%, due 2/15/19 (a)	6,460,000	6,803,026
			17,260,276
	Beverages 0.1%
	Constellation Brands, Inc.
	3.875%, due 11/15/19	3,000,000	3,086,250
	4.75%, due 11/15/24	2,498,000	2,616,655
			5,702,905
	Building Materials 2.0%
	Boise Cascade Co. 6.375%, due 11/1/20	26,190,000	27,499,500
	Building Materials Corporation of America
	5.375%, due 11/15/24 (a)	13,035,000	13,230,525
	6.75%, due 5/1/21 (a)	18,501,000	19,796,070
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	10,525,000	10,735,500
	Griffon Corp. 5.25%, due 3/1/22	14,978,000	14,378,880
	Headwaters, Inc.
	7.25%, due 1/15/19	21,700,000	22,676,500
	7.625%, due 4/1/19	19,665,000	20,451,600
	Summit Materials LLC / Summit Materials Finance Corp. 10.50%, due 1/31/20	16,405,000	18,127,525
	USG Corp. 7.875%, due 3/30/20 (a)	13,850,000	14,923,375
	Vulcan Materials Co. 6.50%, due 12/1/16	3,127,000	3,338,072
			165,157,547
	Chemicals 1.8%
	Axiall Corp. 4.875%, due 5/15/23	9,833,000	9,587,175
	Huntsman International LLC 5.125%, due 11/15/22 (a)	7,000,000	6,982,500
	Ineos Finance PLC
	7.50%, due 5/1/20 (a)	20,965,000	22,170,487
	8.375%, due 2/15/19 (a)	11,120,000	11,828,900
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	17,200,000	17,415,000
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	15,240,000	14,630,400
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	5,385,000	5,586,938
	Olin Corp. 5.50%, due 8/15/22	12,924,000	12,956,310
	PolyOne Corp.
	5.25%, due 3/15/23	31,006,000	31,471,090
	7.375%, due 9/15/20	946,000	1,002,760
	PSPC Escrow Corp. 6.50%, due 2/1/22 (a)	5,395,000	5,502,900
	Rayonier A.M. Products, Inc. 5.50%, due 6/1/24 (a)	10,690,000	9,113,225
			148,247,685
	Coal 0.9%
	Arch Coal, Inc.
	7.00%, due 6/15/19	21,544,000	5,224,420
	7.25%, due 10/1/20	10,543,000	2,925,683
	8.00%, due 1/15/19 (a)	24,255,000	10,187,100
	CONSOL Energy, Inc.
	5.875%, due 4/15/22	33,000,000	28,627,500
	6.375%, due 3/1/21	15,729,000	15,178,485
	8.25%, due 4/1/20	1,755,000	1,761,581
	Peabody Energy Corp.
	6.25%, due 11/15/21	3,655,000	2,741,250
	6.50%, due 9/15/20	9,000,000	6,885,000
			73,531,019
	Commercial Services 2.9%
	Ashtead Capital, Inc.
	5.625%, due 10/1/24 (a)	1,500,000	1,556,250
	6.50%, due 7/15/22 (a)	12,790,000	13,813,200
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	14,776,000	15,071,520
	5.50%, due 4/1/23 (a)	20,420,000	20,828,400
	9.75%, due 3/15/20	16,240,000	17,620,400
	Great Lakes Dredge & Dock Corp.
	7.375%, due 2/1/19 (a)	6,115,000	6,298,450
	7.375%, due 2/1/19	38,986,000	40,155,580
	Hertz Corp. (The) 4.25%, due 4/1/18	7,150,000	7,186,465
	Jaguar Holding Co. I 9.375%, due 10/15/17 (a)(b)	17,475,000	17,824,500
	Multi-Color Corp. 6.125%, due 12/1/22 (a)	2,840,000	2,871,950
	PHH Corp. 7.375%, due 9/1/19	11,104,000	11,353,840
	Sotheby's 5.25%, due 10/1/22 (a)	10,335,000	9,818,250
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (a)	15,334,000	14,107,280
	United Rentals North America, Inc.
	5.75%, due 7/15/18	12,005,000	12,395,162
	7.625%, due 4/15/22	19,217,000	21,134,857
	WEX, Inc. 4.75%, due 2/1/23 (a)	26,836,000	26,433,460
			238,469,564
	Computers 1.7%
	IGATE Corp. 4.75%, due 4/15/19	3,000,000	3,005,625
	IHS, Inc. 5.00%, due 11/1/22 (a)	35,828,000	36,119,103
	NCR Corp.
	4.625%, due 2/15/21	13,235,000	12,970,300
	5.00%, due 7/15/22	15,600,000	15,288,000
	5.875%, due 12/15/21	4,000,000	4,130,000
	6.375%, due 12/15/23	23,725,000	24,792,625
	Seagate HDD Cayman 4.75%, due 6/1/23	42,320,000	45,150,065
			141,455,718
	Distribution & Wholesale 0.3%
	LKQ Corp. 4.75%, due 5/15/23	21,738,000	21,140,205

	Diversified Financial Services 0.3%
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	31,860,000	18,797,400
	12.75%, due 5/1/20 (a)(c)	9,500,000	5,510,000
			24,307,400
	Electric 2.1%
	Calpine Corp.
	5.875%, due 1/15/24 (a)	17,041,000	18,148,665
	6.00%, due 1/15/22 (a)	24,393,000	26,161,492
	GenOn Americas Generation LLC 9.125%, due 5/1/31	6,715,000	5,707,750
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	82,770,000	81,114,600
	9.50%, due 10/15/18	26,000,000	25,805,000
	NRG REMA LLC Series C 9.681%, due 7/2/26	6,425,000	6,810,500
	PNM Resources, Inc. 9.25%, due 5/15/15	3,640,000	3,726,006
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,927,000	3,481,564
			170,955,577
	Electrical Components & Equipment 1.3%
	Anixter, Inc.
	5.125%, due 10/1/21	8,620,000	8,824,725
	5.625%, due 5/1/19	8,110,000	8,603,088
	Belden, Inc.
	5.25%, due 7/15/24 (a)	3,475,000	3,353,375
	5.50%, due 9/1/22 (a)	42,702,000	42,488,490
	General Cable Corp. 5.75%, due 10/1/22	32,050,000	25,960,500
	WESCO Distribution, Inc. 5.375%, due 12/15/21	20,585,000	20,739,387
			109,969,565
	Electronics 0.3%
	Kemet Corp. 10.50%, due 5/1/18	26,939,000	27,275,738

	Engineering & Construction 1.6%
	AECOM 5.875%, due 10/15/24 (a)	16,910,000	17,649,813
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	28,975,000	26,657,000
	13.00%, due 3/15/18 (b)	35,236,881	37,527,278
	Transfield Services, Ltd. 8.375%, due 5/15/20 (a)	29,080,000	31,115,600
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	21,440,000	20,260,800
			133,210,491
	Entertainment 2.3%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	43,120,000	40,532,800
	Churchill Downs, Inc. 5.375%, due 12/15/21	26,075,000	25,683,875
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.375%, due 11/1/18	7,880,000	8,077,000
	4.875%, due 11/1/20	8,000,000	8,240,000
	5.375%, due 11/1/23	7,000,000	7,280,000
	MU Finance PLC 8.375%, due 2/1/17 (a)	24,801,547	25,359,581
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (a)	15,890,000	16,446,150
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	11,104,000	11,770,240
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	4,760,000	4,936,120
	Sterling Entertainment Enterprises LLC 9.75%, due 12/15/19 (c)(d)(e)	35,000,000	36,312,500
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(d)	160,091	112,064
	Vail Resorts, Inc. 6.50%, due 5/1/19	8,661,000	8,974,528
			193,724,858
	Environmental Controls 0.1%
	Clean Harbors, Inc.
	5.125%, due 6/1/21	1,755,000	1,768,163
	5.25%, due 8/1/20	3,000,000	3,030,000
			4,798,163
	Finance - Auto Loans 0.9%
	Ally Financial, Inc.
	7.50%, due 9/15/20	6,079,000	7,218,812
	8.30%, due 2/12/15	4,250,000	4,250,000
	Ford Motor Credit Co. LLC 12.00%, due 5/15/15	14,960,000	15,427,560
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	12,000,000	12,703,080
	6.75%, due 6/1/18	30,000,000	33,900,000
			73,499,452
	Finance - Consumer Loans 0.2%
	OneMain Financial Holdings, Inc. 6.75%, due 12/15/19 (a)	7,645,000	7,903,019
	TMX Finance LLC / TitleMax Finance Corp. 8.50%, due 9/15/18 (a)	10,075,000	7,657,000
			15,560,019
	Finance - Investment Banker/Broker 0.2%
	E*TRADE Financial Corp. 5.375%, due 11/15/22	17,810,000	18,700,500

	Finance - Leasing Companies 0.3%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.00%, due 10/1/21 (a)	16,320,000	17,340,000
	Aircastle, Ltd. 5.50%, due 2/15/22	8,295,000	8,545,509
			25,885,509
	Finance - Mortgage Loan/Banker 0.2%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.875%, due 8/1/21 (a)	15,000,000	14,025,000
	Stearns Holdings, Inc. 9.375%, due 8/15/20 (a)	6,000,000	5,895,000
			19,920,000
	Finance - Other Services 0.9%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (a)	19,115,000	19,972,786
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (a)	36,970,000	36,138,175
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	12,000,000	11,130,000
	7.875%, due 10/1/20	11,255,000	10,410,875
			77,651,836
	Food 2.0%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (a)	7,998,000	7,258,185
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (a)(b)	24,059,023	16,841,316
	B&G Foods, Inc. 4.625%, due 6/1/21	28,960,000	28,815,200
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (a)	30,280,000	30,052,900
	Ingles Markets, Inc. 5.75%, due 6/15/23	17,100,000	17,271,000
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	13,660,000	14,479,600
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (a)	30,495,000	32,629,650
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (a)	15,980,000	16,299,600
			163,647,451
	Forest Products & Paper 0.4%
	Georgia-Pacific LLC 8.875%, due 5/15/31	19,841,000	31,635,145

	Gas 0.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	13,025,000	13,415,750
	6.50%, due 5/20/21	5,828,000	6,002,840
			19,418,590
	Health Care - Products 1.3%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (a)	23,509,000	24,804,346
	Halyard Health, Inc. 6.25%, due 10/15/22 (a)	13,331,000	13,597,620
	Hanger, Inc. 7.125%, due 11/15/18	13,535,000	13,721,106
	Hologic, Inc. 6.25%, due 8/1/20	11,205,000	11,695,219
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23	6,000,000	5,700,000
	Teleflex, Inc. 6.875%, due 6/1/19	15,330,000	15,943,200
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	21,710,000	18,996,250
			104,457,741
	Health Care - Services 3.0%
	Centene Corp. 5.75%, due 6/1/17	14,370,000	15,214,237
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (a)	4,730,000	5,226,650
	6.875%, due 7/15/17	130,000	142,025
	Fresenius Medical Care U.S. Finance II, Inc.
	4.75%, due 10/15/24 (a)	3,915,000	4,120,538
	5.625%, due 7/31/19 (a)	11,680,000	12,704,336
	5.875%, due 1/31/22 (a)	8,100,000	9,041,625
	HCA Holdings, Inc.
	6.25%, due 2/15/21	2,375,000	2,576,875
	7.75%, due 5/15/21	5,431,000	5,804,381
¤	HCA, Inc.
	4.25%, due 10/15/19	7,890,000	8,116,837
	4.75%, due 5/1/23	4,525,000	4,739,938
	5.00%, due 3/15/24	14,811,000	15,847,770
	5.25%, due 4/15/25	16,490,000	17,974,100
	5.375%, due 2/1/25	10,700,000	10,994,250
	5.875%, due 3/15/22	14,855,000	16,563,325
	5.875%, due 5/1/23	9,232,000	10,016,720
	6.50%, due 2/15/16	3,615,000	3,788,159
	6.50%, due 2/15/20	3,294,000	3,705,750
	7.50%, due 2/15/22	5,451,000	6,388,027
	7.58%, due 9/15/25	1,920,000	2,121,600
	7.69%, due 6/15/25	705,000	789,600
	8.00%, due 10/1/18	4,984,000	5,781,440
	8.36%, due 4/15/24	2,494,000	2,917,980
	HealthSouth Corp. 5.75%, due 11/1/24	11,105,000	11,465,912
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (a)	53,908,000	55,929,550
	Tenet Healthcare Corp. 6.00%, due 10/1/20	15,000,000	16,237,500
			248,209,125
	Holding Companies - Diversified 1.6%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)	46,429,000	40,277,157
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (a)(b)	60,791,000	61,094,955
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	25,895,000	26,153,950
	Nielsen Co. Luxembourg SARL (The) 5.50%, due 10/1/21 (a)	4,500,000	4,623,750
			132,149,812
	Home Builders 2.4%
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	21,037,000	22,088,850
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (a)	23,985,000	22,425,975
	AV Homes, Inc. 8.50%, due 7/1/19 (a)	24,860,000	23,865,600
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (a)	3,805,000	3,900,125
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (a)	24,153,000	24,515,295
	Century Communities, Inc. 6.875%, due 5/15/22 (a)	15,776,000	15,618,240
	D.R. Horton, Inc.
	4.75%, due 2/15/23	4,710,000	4,721,775
	5.75%, due 8/15/23	3,605,000	3,875,375
	Meritage Homes Corp. 7.00%, due 4/1/22	3,000,000	3,165,000
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	4,304,000	4,174,880
	6.625%, due 5/1/20	4,997,000	5,259,343
	Standard Pacific Corp.
	5.875%, due 11/15/24	7,500,000	7,443,750
	6.25%, due 12/15/21	10,330,000	10,536,600
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
	5.25%, due 4/15/21 (a)	5,500,000	5,183,750
	7.75%, due 4/15/20 (a)	7,397,000	7,729,865
	Toll Brothers Finance Corp. 4.375%, due 4/15/23	10,510,000	10,457,450
	WCI Communities, Inc. 6.875%, due 8/15/21	12,355,000	12,324,112
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (a)	16,600,000	16,122,750
			203,408,735
	Household Products & Wares 0.5%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (a)(b)	7,120,000	7,547,200
	Prestige Brands, Inc. 5.375%, due 12/15/21 (a)	17,611,000	17,214,752
	Spectrum Brands, Inc.
	6.125%, due 12/15/24 (a)	4,190,000	4,368,075
	6.375%, due 11/15/20	1,800,000	1,908,000
	6.625%, due 11/15/22	7,535,000	8,043,613
	6.75%, due 3/15/20	4,195,000	4,415,238
			43,496,878
	Housewares 0.1%
	American Greetings Corp. 7.375%, due 12/1/21	5,500,000	5,830,000

	Insurance 1.5%
	A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (a)	18,025,000	18,115,125
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	21,000,000	22,365,000
	CNO Financial Group, Inc. 6.375%, due 10/1/20 (a)	12,345,000	13,085,700
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (a)	29,513,000	31,357,563
	HUB International, Ltd. 7.875%, due 10/1/21 (a)	1,000,000	1,000,000
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	16,890,000	20,303,266
	USI, Inc. 7.75%, due 1/15/21 (a)	19,260,000	18,802,575
			125,029,229
	Internet 1.1%
	Cogent Communications Holdings, Inc. 8.375%, due 2/15/18 (a)	32,215,000	33,664,675
	Equinix, Inc.
	5.375%, due 1/1/22	10,840,000	11,219,400
	5.375%, due 4/1/23	18,720,000	19,422,000
	5.75%, due 1/1/25	13,217,000	13,745,680
	IAC / InterActiveCorp.
	4.75%, due 12/15/22	4,552,000	4,455,270
	4.875%, due 11/30/18	11,770,000	12,093,675
			94,600,700
	Investment Company 0.4%
	American Capital, Ltd. 6.50%, due 9/15/18 (a)	33,330,000	34,788,188

	Investment Management/Advisory Services 0.6%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (a)	29,020,000	29,020,000
	National Financial Partners Corp. 9.00%, due 7/15/21 (a)	19,717,000	20,357,803
			49,377,803
	Iron & Steel 0.9%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	6,860,000	7,767,283
	Allegheny Technologies, Inc.
	6.125%, due 8/15/23	11,020,000	11,802,916
	9.375%, due 6/1/19	7,475,000	8,814,221
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (a)	18,242,000	18,968,032
	Commercial Metals Co. 4.875%, due 5/15/23	7,476,000	7,064,820
	Evraz, Inc. 7.50%, due 11/15/19 (a)	20,215,000	17,334,362
			71,751,634
	Leisure Time 1.1%
	Brunswick Corp. 4.625%, due 5/15/21 (a)	19,791,000	19,662,359
¤	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	71,625,000	75,027,187
			94,689,546
	Lodging 1.0%
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	2,480,000	2,678,400
	5.75%, due 7/1/22	22,880,000	24,538,800
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	22,865,000	23,893,925
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21	18,000,000	18,990,000
	MTR Gaming Group, Inc. 11.50%, due 8/1/19	8,237,478	8,917,070
	Sugarhouse HSP Gaming Prop Mezz, L.P. / Sugarhouse HSP Gaming Finance Corp. 6.375%, due 6/1/21 (a)	6,795,000	6,387,300
			85,405,495
	Machinery - Construction & Mining 0.4%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (a)	21,500,000	21,056,563
	Oshkosh Corp. 8.50%, due 3/1/20	2,010,000	2,104,872
	Vander Intermediate Holding II Corp. 9.75%, due 2/1/19 (a)(b)	7,730,000	7,536,750
			30,698,185
	Machinery - Diversified 0.1%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	8,945,000	9,638,238

	Media 4.7%
	Altice S.A. 7.625%, due 2/15/25 (a)	9,200,000	9,200,000
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	10,017,000	9,816,660
	5.25%, due 9/30/22	3,000,000	3,011,250
	6.50%, due 4/30/21	8,310,000	8,746,275
	7.00%, due 1/15/19	10,199,000	10,581,463
	7.25%, due 10/30/17	4,800,000	4,992,000
	CCOH Safari LLC
	5.50%, due 12/1/22	16,350,000	16,574,812
	5.75%, due 12/1/24	16,338,000	16,562,648
	Cogeco Cable, Inc. 4.875%, due 5/1/20 (a)	22,360,000	22,527,700
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	17,875,000	19,394,375
	CSC Holdings LLC 7.625%, due 7/15/18	13,740,000	15,423,150
	DISH DBS Corp.
	4.625%, due 7/15/17	8,897,000	9,074,940
	5.125%, due 5/1/20	9,335,000	9,498,363
	5.875%, due 11/15/24	7,000,000	7,035,000
¤	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	21,495,000	21,548,737
	5.00%, due 4/15/22 (a)	53,615,000	53,749,037
	Numericable-SFR
	4.875%, due 5/15/19 (a)	16,075,000	16,075,000
	6.00%, due 5/15/22 (a)	29,730,000	30,410,817
	6.25%, due 5/15/24 (a)	2,000,000	2,070,000
	Quebecor Media, Inc. 5.75%, due 1/15/23	41,610,000	42,858,300
	Time, Inc. 5.75%, due 4/15/22 (a)	9,115,000	8,795,975
	Videotron, Ltd.
	5.00%, due 7/15/22	21,754,000	22,352,235
	5.375%, due 6/15/24 (a)	29,920,000	30,668,000
			390,966,737
	Metal Fabricate & Hardware 0.8%
	A. M. Castle & Co. 12.75%, due 12/15/16	28,261,000	28,119,695
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	16,350,000	14,878,500
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (a)	24,644,000	26,215,055
			69,213,250
	Mining 2.4%
	AuRico Gold, Inc. 7.75%, due 4/1/20 (a)	30,235,000	29,327,950
	Constellium NV 5.75%, due 5/15/24 (a)	26,000,000	22,847,500
	Hecla Mining Co. 6.875%, due 5/1/21	44,808,000	39,879,120
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	31,595,000	34,043,612
	New Gold, Inc.
	6.25%, due 11/15/22 (a)	20,050,000	19,799,375
	7.00%, due 4/15/20 (a)	33,015,000	32,684,850
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	31,095,000	24,720,525
			203,302,932
	Miscellaneous - Manufacturing 1.4%
	Actuant Corp. 5.625%, due 6/15/22	9,720,000	10,035,900
	Amsted Industries, Inc. 5.00%, due 3/15/22 (a)	18,225,000	17,997,188
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (a)	19,645,000	20,774,587
	EnPro Industries, Inc. 5.875%, due 9/15/22 (a)	14,325,000	14,611,500
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20	16,825,000	14,217,125
	Koppers, Inc. 7.875%, due 12/1/19	12,155,000	12,033,450
	LSB Industries, Inc. 7.75%, due 8/1/19	3,905,000	4,022,150
	SPX Corp. 6.875%, due 9/1/17	20,425,000	22,293,887
			115,985,787
	Oil & Gas 9.9%
	Antero Resources Corp. 5.125%, due 12/1/22 (a)	22,575,000	21,615,562
	Antero Resources Finance Corp. 5.375%, due 11/1/21	19,700,000	19,207,500
	Approach Resources, Inc. 7.00%, due 6/15/21	3,000,000	2,415,000
	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
	7.75%, due 1/15/21	7,300,000	5,037,000
	9.25%, due 8/15/21	12,305,000	8,613,500
	California Resources Corp. 5.00%, due 1/15/20 (a)	15,100,000	13,023,750
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21 (a)	37,040,000	32,039,600
	7.625%, due 1/15/22	11,450,000	10,419,500
	9.625%, due 8/1/20	6,890,000	6,821,100
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20 (a)	13,190,000	12,860,250
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	28,590,000	30,448,350
	Chesapeake Energy Corp. (Escrow Claim Shares)
	6.775%, due 3/15/19 (c)(d)(e)	15,000,000	2,700,000
	Comstock Resources, Inc.
	7.75%, due 4/1/19	25,552,000	13,031,520
	9.50%, due 6/15/20	21,589,000	11,010,390
	Concho Resources, Inc.
	5.50%, due 10/1/22	7,235,000	7,235,000
	6.50%, due 1/15/22	24,386,000	25,361,440
	7.00%, due 1/15/21	10,325,000	10,867,063
	Continental Resources, Inc.
	5.00%, due 9/15/22	3,000,000	2,850,000
	7.125%, due 4/1/21	8,775,000	9,126,000
	7.375%, due 10/1/20	15,775,000	16,484,875
	EnQuest PLC 7.00%, due 4/15/22 (a)	40,138,000	22,778,315
	Frontier Oil Corp. 6.875%, due 11/15/18	8,390,000	8,652,188
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22 (a)	41,760,000	33,408,000
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19	13,250,000	10,103,125
	6.50%, due 5/15/19	22,390,000	17,408,225
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	11,000,000	11,632,500
	Newfield Exploration Co. 5.625%, due 7/1/24	17,210,000	16,994,875
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	9,090,000	8,294,625
	6.875%, due 3/15/22	6,970,000	6,416,756
	7.25%, due 2/1/19	25,177,000	24,044,035
	Paragon Offshore PLC
	6.75%, due 7/15/22 (a)	30,865,000	14,815,200
	7.25%, due 8/15/24 (a)	5,485,000	2,632,800
	PDC Energy, Inc. 7.75%, due 10/15/22	19,620,000	18,933,300
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	60,850,000	51,114,000
	Range Resources Corp. 5.00%, due 8/15/22	3,000,000	2,970,000
	Rex Energy Corp.
	6.25%, due 8/1/22 (a)	10,340,000	7,961,800
	8.875%, due 12/1/20	35,645,000	30,654,700
	Rosetta Resources, Inc.
	5.625%, due 5/1/21	9,600,000	9,048,000
	5.875%, due 6/1/22	25,450,000	23,923,000
	RSP Permian, Inc. 6.625%, due 10/1/22 (a)	18,980,000	18,861,375
	Sanchez Energy Corp. 6.125%, due 1/15/23 (a)	22,254,000	19,694,790
	Seventy Seven Operating LLC 6.625%, due 11/15/19	29,885,000	21,666,625
	SM Energy Co.
	5.00%, due 1/15/24	19,470,000	17,474,325
	6.125%, due 11/15/22 (a)	7,400,000	7,141,000
	6.50%, due 11/15/21	8,300,000	8,134,000
	6.50%, due 1/1/23	2,535,000	2,484,300
	6.625%, due 2/15/19	19,544,000	19,544,000
	Stone Energy Corp. 7.50%, due 11/15/22	62,673,000	54,525,510
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	7,140,000	7,514,850
	Triangle USA Petroleum Corp. 6.75%, due 7/15/22 (a)	26,505,000	18,686,025
	Ultra Petroleum Corp. 6.125%, due 10/1/24 (a)	4,525,000	3,868,875
	W&T Offshore, Inc. 8.50%, due 6/15/19	15,875,000	10,160,000
	Whiting Petroleum Corp. 6.50%, due 10/1/18	12,970,000	12,743,025
	WPX Energy, Inc. 6.00%, due 1/15/22	21,460,000	20,816,200
			826,267,744
	Oil & Gas Services 0.8%
	Compressco Partners, L.P. / Compressco Finance, Inc. 7.25%, due 8/15/22 (a)	20,950,000	17,388,500
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	24,800,000	23,498,000
	FTS International, Inc. 6.25%, due 5/1/22 (a)	19,340,000	14,505,000
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (a)	12,375,000	13,303,125
			68,694,625
	Packaging & Containers 1.0%
	AEP Industries, Inc. 8.25%, due 4/15/19	19,194,000	19,385,940
	Novelis, Inc.
	8.375%, due 12/15/17	15,425,000	16,022,719
	8.75%, due 12/15/20	4,350,000	4,665,375
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	4,910,000	5,241,425
	Plastipak Holdings, Inc. 6.50%, due 10/1/21 (a)	26,145,000	26,079,637
	Sealed Air Corp. 4.875%, due 12/1/22 (a)	2,000,000	2,040,000
	Silgan Holdings, Inc. 5.00%, due 4/1/20	12,370,000	12,648,325
			86,083,421
	Pharmaceuticals 2.0%
	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc. 6.00%, due 2/1/25 (a)	13,945,000	14,250,047
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22 (a)	4,262,000	4,325,930
	JLL / Delta Dutch Newco B.V. 7.50%, due 2/1/22 (a)	19,905,000	20,153,812
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	11,731,000	11,144,450
	NBTY, Inc. 9.00%, due 10/1/18	14,925,000	15,223,500
	Omnicare, Inc.
	4.75%, due 12/1/22	14,245,000	14,743,575
	5.00%, due 12/1/24	9,500,000	9,880,000
	Salix Pharmaceuticals, Ltd. 6.00%, due 1/15/21 (a)	12,000,000	12,780,000
	Valeant Pharmaceuticals International, Inc.
	5.50%, due 3/1/23 (a)	8,100,000	8,302,500
	5.625%, due 12/1/21 (a)	8,455,000	8,687,513
	6.375%, due 10/15/20 (a)	22,784,000	24,094,080
	7.00%, due 10/1/20 (a)	2,548,000	2,684,955
	7.50%, due 7/15/21 (a)	16,880,000	18,483,600
			164,753,962
	Pipelines 2.1%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	7,284,000	7,761,102
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,263,417
	9.625%, due 11/1/21	10,349,000	14,151,647
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21	1,460,000	1,463,650
	6.625%, due 10/1/20	31,166,000	31,399,745
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	11,307,000	12,310,067
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	5.50%, due 2/15/23	14,940,000	15,369,525
	6.75%, due 11/1/20	21,170,000	22,228,500
	NuStar Logistics, L.P. 6.75%, due 2/1/21	13,145,000	13,835,112
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II
	6.50%, due 5/15/21	13,510,000	14,421,925
	8.375%, due 6/1/20	4,704,000	5,127,360
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.00%, due 1/15/18 (a)	10,500,000	10,707,900
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (a)	8,556,000	8,673,645
	6.25%, due 10/15/22 (a)	10,655,000	10,814,825
			171,528,420
	Real Estate 2.2%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (a)(b)	28,149,550	27,023,568
	CBRE Services, Inc.
	5.00%, due 3/15/23	32,487,000	34,030,132
	5.25%, due 3/15/25	9,580,000	10,154,800
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (a)	10,000,000	10,650,000
	Forestar USA Real Estate Group, Inc. 8.50%, due 6/1/22 (a)	13,000,000	12,447,500
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (a)	20,990,000	21,934,550
	Mattamy Group Corp. 6.50%, due 11/15/20 (a)	36,862,000	35,848,295
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (a)	30,115,000	30,566,725
			182,655,570
	Real Estate Investment Trusts 2.0%
¤	Crown Castle International Corp.
	4.875%, due 4/15/22	8,875,000	8,990,375
	5.25%, due 1/15/23	70,225,000	71,980,625
	Geo Group, Inc. (The) 6.625%, due 2/15/21	18,300,000	19,215,000
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22	8,990,000	10,094,422
	6.00%, due 10/1/21	20,000,000	23,409,080
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.50%, due 5/1/24	8,961,000	9,453,855
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	5,570,000	5,862,425
	5.50%, due 2/1/21	13,635,000	14,419,012
			163,424,794
	Retail 3.7%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	3,795,000	3,946,800
	7.00%, due 5/20/22	9,697,000	10,157,607
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	18,915,000	19,577,025
	AutoNation, Inc. 6.75%, due 4/15/18	13,661,000	15,457,285
	Building Materials Holding Corp. 9.00%, due 9/15/18 (a)	21,165,000	22,064,512
	Cash America International, Inc. 5.75%, due 5/15/18	14,455,000	14,816,375
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (a)	21,000,000	19,635,000
	GameStop Corp. 5.50%, due 10/1/19 (a)	14,690,000	14,947,075
	Group 1 Automotive, Inc. 5.00%, due 6/1/22 (a)	5,665,000	5,594,188
	L Brands, Inc.
	5.625%, due 2/15/22	7,725,000	8,381,625
	5.625%, due 10/15/23	8,645,000	9,379,825
	6.625%, due 4/1/21	13,980,000	15,797,400
	8.50%, due 6/15/19	3,395,000	4,082,488
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22 (a)	45,288,000	46,646,640
	Outerwall, Inc. 5.875%, due 6/15/21 (a)	31,675,000	29,457,750
	Penske Automotive Group, Inc.
	5.375%, due 12/1/24	7,996,000	8,135,930
	5.75%, due 10/1/22	26,025,000	27,066,000
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	17,960,000	19,307,000
	Sally Holdings LLC / Sally Capital, Inc. 6.875%, due 11/15/19	1,495,000	1,586,569
	Sonic Automotive, Inc. 7.00%, due 7/15/22	11,875,000	12,914,062
			308,951,156
	Semiconductors 0.2%
	Micron Technology, Inc. 5.25%, due 8/1/23 (a)	20,805,000	20,818,003

	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	5.00%, due 12/15/21 (a)	7,000,000	7,262,500
	7.125%, due 3/15/21	6,905,000	7,422,875
			14,685,375
	Software 0.6%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (a)	18,095,000	18,909,275
	Activision Blizzard, Inc. 5.625%, due 9/15/21 (a)	14,280,000	15,297,450
	MSCI, Inc. 5.25%, due 11/15/24 (a)	13,670,000	14,250,975
			48,457,700
	Storage & Warehousing 0.7%
	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (a)	44,200,000	43,316,000
	10.75%, due 10/15/19 (a)	22,360,000	17,105,400
	Mobile Mini, Inc. 7.875%, due 12/1/20	1,235,000	1,299,838
			61,721,238
	Telecommunications 7.1%
	Altice Financing S.A. 6.625%, due 2/15/23 (a)	7,110,000	7,243,313
	Altice Finco S.A. 7.625%, due 2/15/25	1,000,000	1,003,750
	CommScope, Inc.
	5.00%, due 6/15/21 (a)	4,865,000	4,682,563
	5.50%, due 6/15/24 (a)	5,142,000	4,968,458
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (a)	17,507,000	16,811,972
	Frontier Communications Corp.
	6.25%, due 9/15/21	17,235,000	17,752,050
	6.875%, due 1/15/25	6,107,000	6,190,971
	GCI, Inc. 8.625%, due 11/15/19	16,511,000	17,233,356
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	14,030,000	14,994,563
	7.625%, due 6/15/21	24,255,000	26,377,312
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23	2,100,000	2,073,750
	7.25%, due 4/1/19	12,730,000	13,223,288
	7.25%, due 10/15/20	21,420,000	22,464,225
	7.50%, due 4/1/21	13,600,000	14,416,000
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (a)	12,750,000	13,515,000
	SBA Telecommunications, Inc. 5.75%, due 7/15/20	24,355,000	25,146,537
	Sprint Capital Corp. 6.875%, due 11/15/28	34,161,000	31,428,120
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (a)	3,265,000	3,558,850
	7.00%, due 8/15/20	2,193,000	2,209,448
	9.00%, due 11/15/18 (a)	24,526,000	28,266,215
	9.25%, due 4/15/22	13,690,000	15,264,350
	Sprint Corp. 7.125%, due 6/15/24	13,145,000	12,783,513
¤	T-Mobile USA, Inc.
	6.00%, due 3/1/23	15,049,000	15,387,602
	6.125%, due 1/15/22	25,015,000	25,734,181
	6.25%, due 4/1/21	20,085,000	20,737,762
	6.375%, due 3/1/25	44,157,000	44,929,747
	6.50%, due 1/15/24	26,460,000	27,452,250
	6.625%, due 4/1/23	45,925,000	47,647,187
	6.731%, due 4/28/22	38,575,000	39,973,344
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	64,992,000	67,591,680
			591,061,357
	Transportation 0.8%
¤	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (a)	47,999,000	47,399,012
	9.75%, due 5/1/20 (a)	22,325,000	21,766,875
			69,165,887
	Trucking & Leasing 0.5%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (a)	15,865,000	15,706,350
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	25,970,000	28,177,450
			43,883,800
	Total Corporate Bonds (Cost $7,749,495,330)		7,580,990,165

	Loan Assignments 2.4% (g)
	Aerospace & Defense 0.2%
	DAE Aviation Holdings, Inc. 2nd Lien Term Loan 7.75%, due 8/5/19	20,590,000	19,869,350

	Auto Manufacturers 0.2%
	Chrysler Group LLC New Term Loan B 3.50%, due 5/24/17	18,360,494	18,263,588

	Auto Parts & Equipment 0.9%
¤	Exide Technologies, Inc. DIP Second-Out Term Loan 9.00%, due 3/31/15 (b)	84,936,098	75,593,127

	Chemicals 0.2%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	13,432,500	13,231,013

	Distribution & Wholesale 0.2%
	American Tire Distributors Holdings, Inc. Term Loan B 5.75%, due 6/1/18	16,058,944	15,928,465

	Leisure Time 0.1%
	Bauer Performance Sports, Ltd. Term Loan B 4.00%, due 4/15/21	5,140,450	5,060,130

	Lodging 0.3%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	9,784,164	9,221,574
	New 2nd Lien Term Loan 10.00%, due 10/2/19	16,950,000	12,373,500
			21,595,074
	Metal Fabricate & Hardware 0.2%
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (c)(e)	15,873,915	15,635,807

	Miscellaneous - Manufacturing 0.1%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	11,319,977	10,973,303

	Total Loan Assignments (Cost $210,482,649)		196,149,857

	Yankee Bonds 1.0% (h)
	Forest Products & Paper 0.7%
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	44,970,000	52,727,325

	Insurance 0.2%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,497,000	10,761,060
	8.30%, due 4/15/26	5,395,000	6,816,496
			17,577,556
	Pharmaceuticals 0.1%
	Catamaran Corp. 4.75%, due 3/15/21	10,895,000	11,042,083

	Total Yankee Bonds (Cost $68,443,593)		81,346,964
	Total Long-Term Bonds (Cost $8,036,973,109)		7,867,011,199

		Shares
	Common Stocks 0.2%
	Electric 0.0%‡
	Upstate New York Power Producers, Inc. (c)(d)(e)(i)	51,473	2,316,285

	Entertainment 0.1%
	Affinity Gaming LLC (c)(e)(i)	275,000	2,337,500

	Lodging 0.0%‡
	Majestic Star Casino LLC Membership Units (c)(d)(e)(i)	446,020	267,612

	Media 0.0%‡
	ION Media Networks, Inc. (c)(d)(e)(i)	2,267	857,561

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (c)(d)(e)(i)	717,799	8,728,436

	Mining 0.0%‡
	New Gold, Inc. (i)	513,436	2,238,581

	Total Common Stocks (Cost $14,161,145)		16,745,975

	Preferred Stock 0.1%
	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	209,400	5,507,220

	Total Preferred Stock (Cost $5,042,918)		5,507,220

		Number of Warrants
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (c)(d)(e)(i)	12,510	25,020

	Total Warrants (Cost $0)		25,020

		Principal Amount
	Short-Term Investment 4.3%
	Repurchase Agreement 4.3%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $361,269,143 (Collateralized by Federal National Mortgage Association securities with rates between 2.12% and 2.17% and a maturity date of 11/7/22, with a Principal Amount of $371,660,000 and a Market Value of $368,496,845)	$361,269,143	361,269,143

	Total Short-Term Investment (Cost $361,269,143)		361,269,143
	Total Investments (Cost $8,417,446,315) (j)	99.1%	8,250,558,557
	Other Assets, Less Liabilities	0.9	78,669,825
	Net Assets	100.0%	$8,329,228,382

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Illiquid security - As of January 31, 2015, the total market value of these securities was $78,774,748, which represented 0.9% of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of these securities was $55,291,441, which represented 0.7% of the Fund's net assets.
(e)	Restricted security.
(f)	Issue in default.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2015.
(h)	Yankee Bond - Dollar-denominated bond issued, but not registered, in the United States by a foreign bank or corporation.
(i)	Non-income producing security.
(j)	As of January 31, 2015, cost was $8,417,505,677 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$209,512,109
Gross unrealized depreciation	(376,459,229)
Net unrealized depreciation	$(166,947,120)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$4,552,250	$3,971,963	$8,524,213
Corporate Bonds (c)	—	7,541,865,601	39,124,564	7,580,990,165
Loan Assignments (d)	—	100,687,380	95,462,477	196,149,857
Yankee Bonds	—	81,346,964	—	81,346,964
Total Long-Term Bonds	—	7,728,452,195	138,559,004	7,867,011,199
Common Stocks (e)	2,238,581	2,337,500	12,169,894	16,745,975
Preferred Stock	5,507,220	—	—	5,507,220
Warrants (f)	—	—	25,020	25,020
Short-Term Investment
Repurchase Agreement	—	361,269,143	—	361,269,143
Total Investments in Securities	$7,745,801	$8,092,058,838	$150,753,918	$8,250,558,557

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $3,971,963 is held in Electric within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $36,424,564 and $2,700,000 are held in Entertainment and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	Includes $19,869,350 and $75,593,127 of Level 3 securities held in Aerospace & Defense and Auto Parts & Equipment, respectively, which represent Loan Assignments whose values were obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

(e)	The Level 3 securities valued at $2,316,285, $267,612, $857,561, and $8,728,436 are held in Electric, Lodging, Media, and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

(f)	The Level 3 security valued at $25,020 is held in Food within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, a security with a market value of $26,071,299 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2014, the fair value obtained for these Loan Assignments, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2015
Long-Term Bonds
Convertible Bonds
Electric	$3,610,876	$-	$-	$29,814	$331,273	(a)	$-		$-	$-	$3,971,963	$29,814
Corporate Bonds
Entertainment	36,531,648	3,016	3,742	39,135	-		(152,977	)(b)	-	-	36,424,564	(3,015)
Oil & Gas	-	-	-	2,700,000 (c)	-		-		-	-	2,700,000	2,700,000
Loan Assignments
Aerospace & Defense	20,538,525	8,218	-	(677,393)	-		-		-	-	19,869,350	(677,393)
Auto Parts & Equipment	84,086,737	134,433	-	(8,628,043)	-		-		-	-	75,593,127	(8,628,043)
Distribution & Wholesale	26,071,299	-	-	-	-		-		-	(26,071,299)	-	-
Common Stocks
Electric	2,316,285	-	-	-	-		-		-	-	2,316,285	-
Lodging	289,913	-	-	(22,301)	-		-		-	-	267,612	(22,301)
Media	857,561	-	-	-	-		-		-	-	857,561	-
Metal, Fabricate & Hardware	9,195,005	-	-	(466,569)	-		-		-	-	8,728,436	(466,569)
Warrants
Food	75,060	-	-	(50,040)	-		-		-	-	25,020	(50,040)
Total	$183,572,909	$145,667	$3,742	$(7,075,397)	$331,273		$(152,977)		$-	$(26,071,299)	$150,753,918	$(7,117,547)

(a) Purchases include PIK securities.

(b) Sales include principal reductions.

(c) Security received through litigation.

As of January 31, 2015, the Fund held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/Number of Warrants/Shares	Cost	1/31/15 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	5/4/12	275,000	$3,093,750	$2,337,500	0.1%
ASG Corp.
Warrants Expire 5/15/18	4/30/10	12,510	-	25,020	0.0	‡
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond
6.775%, due 3/15/19	11/26/14	$15,000,000	-	2,700,000	0.1
ION Media Networks, Inc.
Common Stock	3/12/10-12/20/10	2,267	3,435	857,561	0.0	‡
Majestic Star Casino LLC
Membership Units Common Stock	12/1/11	446,020	892,040	267,612	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	717,799	6,079,757	8,728,436	0.1
Neenah Foundry Co.
Term Loan
Loan Assignment
6.75%, due 4/26/17	5/10/13	$15,873,915	15,471,089	15,635,807	0.2
Sterling Entertainment Enterprises LLC
Corporate Bond
9.75%, due 12/31/19	12/21/12	$35,000,000	35,000,000	36,312,500	0.4
Upstate New York Power Producers, Inc.
Common Stock	5/11/99-2/28/11	51,473	875,042	2,316,285	0.0	‡
Upstate New York Power Producers, Inc. (PIK)
Convertible Bond
20.00%, due 6/15/17	12/15/13-7/15/14	$3,644,003	3,942,149	3,971,963	0.0	‡
Total			$65,357,262	$73,152,684	0.9%

‡ Less than one-tenth of a percent.

MainStay Income Builder Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 41.5%†
	Asset-Backed Securities 0.6%
	Home Equity 0.5%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)		$58,759	$58,432
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.23%, due 10/25/36 (b)		323,249	291,879
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)		177,289	180,699
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)		37,450	38,164
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.24%, due 5/25/37 (b)		603,666	386,242
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.595%, due 2/25/34 (a)		485,496	511,068
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 5.224%, due 10/25/34 (a)		155,121	158,102
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)		306,742	306,327
	GSAA Home Equity Trust Series 2006-14, Class A1 0.22%, due 9/25/36 (b)		6,120,181	3,299,243
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.27%, due 4/25/37 (b)		137,659	133,714
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.27%, due 3/25/47 (b)		709,124	453,409
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.22%, due 11/25/36 (b)		779,964	365,407
	RAMP Trust
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (b)		29,560	29,651
	Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (a)		63,002	65,061
	RASC Trust Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (b)		50,107	51,168
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.363%, due 6/25/33 (a)		96,707	99,951
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.28%, due 1/25/37 (b)		1,241,730	844,506
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.28%, due 9/25/37 (b)		811,811	394,701
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)		97,060	99,984
				7,767,708
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.553%, due 5/25/29 (b)		730,573	707,451
	Total Asset-Backed Securities (Cost $9,468,516)			8,475,159

	Convertible Bonds 0.3%
	Leisure Time 0.2%
	Jarden Corp. 1.125%, due 3/15/34 (c)		2,650,000	3,045,844

	Transportation 0.1%
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		760,000	628,425

	Total Convertible Bonds (Cost $3,481,935)			3,674,269

	Corporate Bonds 37.3%
	Aerospace & Defense 0.4%
	KLX, Inc. 5.875%, due 12/1/22 (c)		3,485,000	3,441,437
	TransDigm, Inc.
	6.00%, due 7/15/22		1,100,000	1,097,250
	7.50%, due 7/15/21		1,600,000	1,696,000
				6,234,687
	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19		255,000	313,554

	Airlines 0.5%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21		1,727,473	1,995,231
	Series 2003-ERJ1 7.875%, due 1/2/20		897,220	946,567
	U.S. Airways Group, Inc.
	Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26		2,195,541	2,491,939
	Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24		1,161,067	1,303,297
	UAL 2009-1 Pass-Through Trust 10.40%, due 5/1/18		531,182	587,594
				7,324,628
	Auto Manufacturers 0.5%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21		2,100,000	2,336,250
	Ford Motor Co.
	6.625%, due 10/1/28		1,500,000	1,905,778
	7.45%, due 7/16/31		450,000	636,774
	8.90%, due 1/15/32		215,000	320,159
	Navistar International Corp. 8.25%, due 11/1/21		2,425,000	2,367,406
				7,566,367
	Auto Parts & Equipment 0.7%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (c)		2,200,000	2,282,484
	Dana Holding Corp. 5.375%, due 9/15/21		2,280,000	2,342,700
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21		625,000	671,094
	8.25%, due 8/15/20		1,200,000	1,278,000
	MPG Holdco I, Inc. 7.375%, due 10/15/22 (c)		3,255,000	3,385,200
				9,959,478
	Banks 3.8%
	AgriBank FCB 9.125%, due 7/15/19		300,000	384,885
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (c)		2,260,000	2,285,425
	Bank of America Corp.
	5.125%, due 12/29/49 (b)		965,000	942,684
	5.42%, due 3/15/17		135,000	145,250
	5.625%, due 7/1/20		645,000	748,432
	6.11%, due 1/29/37		980,000	1,208,934
	7.625%, due 6/1/19		1,015,000	1,241,347
	8.00%, due 7/29/49 (b)		1,500,000	1,605,750
	8.57%, due 11/15/24		485,000	668,711
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)		1,985,000	2,243,804
	CIT Group, Inc.
	3.875%, due 2/19/19		1,740,000	1,735,650
	4.25%, due 8/15/17		650,000	657,995
	5.00%, due 8/15/22		1,175,000	1,235,219
	Citigroup, Inc.
	4.05%, due 7/30/22		105,000	110,476
	6.30%, due 12/29/49 (b)		2,820,000	2,836,742
	6.875%, due 6/1/25		1,715,000	2,225,031
	Discover Bank 8.70%, due 11/18/19		1,064,000	1,328,737
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		3,045,000	3,174,659
	6.75%, due 10/1/37		2,670,000	3,506,068
	HSBC Holdings PLC
	5.10%, due 4/5/21		115,000	132,693
	6.375%, due 12/29/49 (b)		3,000,000	3,076,530
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (b)		3,005,000	3,064,159
	7.90%, due 4/29/49 (b)		3,300,000	3,546,470
	Mellon Capital III 6.369%, due 9/5/66 (b)	GBP	1,950,000	3,054,576
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (c)		$2,250,000	2,445,973
	Morgan Stanley
	4.875%, due 11/1/22		1,125,000	1,222,725
	5.00%, due 11/24/25		2,535,000	2,788,333
	5.45%, due 7/29/49 (b)		2,825,000	2,871,132
	Wells Fargo & Co. 5.90%, due 12/29/49 (b)		2,375,000	2,440,313
				52,928,703
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (c)		1,350,000	1,444,156

	Building Materials 0.9%
	Building Materials Corporation of America 5.375%, due 11/15/24 (c)		2,940,000	2,984,100
	Cemex S.A.B. de C.V. 7.25%, due 1/15/21 (c)		2,700,000	2,787,750
	USG Corp.
	6.30%, due 11/15/16		4,695,000	4,906,275
	9.75%, due 1/15/18		1,330,000	1,526,175
				12,204,300
	Chemicals 0.7%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21		1,605,000	1,747,473
	8.55%, due 5/15/19		225,000	283,351
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20		870,000	817,256
	Huntsman International LLC 8.625%, due 3/15/21		2,900,000	3,117,500
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20		1,525,000	1,586,000
	WR Grace & Co. 5.125%, due 10/1/21 (c)		1,565,000	1,627,600
				9,179,180
	Coal 0.1%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19		1,100,000	297,000
	6.25%, due 6/1/21		110,000	26,950
	7.50%, due 8/1/20 (c)		905,000	425,350
				749,300
	Commercial Services 0.8%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, due 6/1/22 (c)		3,000,000	3,007,500
	Hertz Corp. (The)
	5.875%, due 10/15/20		450,000	456,750
	7.375%, due 1/15/21		2,700,000	2,848,230
	Rent-A-Center, Inc. 4.75%, due 5/1/21		725,000	619,875
	United Rentals North America, Inc.
	5.75%, due 11/15/24		1,600,000	1,624,000
	6.125%, due 6/15/23		710,000	737,513
	8.375%, due 9/15/20		1,305,000	1,391,782
				10,685,650
	Computers 0.7%
	International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,802,584
	NCR Corp. 5.00%, due 7/15/22		3,295,000	3,229,100
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19		2,625,000	2,638,125
	7.375%, due 11/15/18		344,000	357,330
	7.625%, due 11/15/20		200,000	213,250
				9,240,389
	Cosmetics & Personal Care 0.1%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)		1,850,000	1,951,750

	Diversified Financial Services 0.3%
	Alterra Finance LLC 6.25%, due 9/30/20		200,000	236,753
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (b)	EUR	2,240,000	2,727,367
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (b)	GBP	760,000	1,243,171
				4,207,291
	Electric 1.0%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (c)		$2,200,000	2,282,500
	Calpine Corp. 5.75%, due 1/15/25		3,340,000	3,406,800
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (c)		3,405,000	3,957,260
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)		1,130,000	1,317,844
	Puget Energy, Inc. 5.625%, due 7/15/22		815,000	965,205
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (b)		1,554,717	1,562,460
				13,492,069
	Engineering & Construction 0.2%
	MasTec, Inc. 4.875%, due 3/15/23		1,760,000	1,636,800
	Odebrecht Finance, Ltd. 4.375%, due 4/25/25 (c)		2,150,000	1,617,875
				3,254,675
	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		1,935,000	1,964,025
	Scientific Games International, Inc. 7.00%, due 1/1/22 (c)		325,000	328,656
				2,292,681
	Finance - Auto Loans 0.3%
	Ally Financial, Inc.
	3.50%, due 1/27/19		3,250,000	3,217,500
	8.00%, due 11/1/31		770,000	994,263
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		350,000	413,929
	General Motors Financial Co., Inc. 3.25%, due 5/15/18		325,000	329,875
				4,955,567
	Finance - Consumer Loans 0.9%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)		2,400,000	2,432,640
	Navient Corp. 8.00%, due 3/25/20		2,700,000	2,997,000
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (c)		3,305,000	3,412,412
	Springleaf Finance Corp.
	5.25%, due 12/15/19		700,000	699,160
	6.00%, due 6/1/20		775,000	778,875
	7.75%, due 10/1/21		1,765,000	1,959,150
				12,279,237
	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (b)		1,600,000	1,688,000
	Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,564,761
				3,252,761
	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		722,000	746,066
	6.45%, due 6/8/27		1,000,000	1,065,561
				1,811,627
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16		1,200,000	1,273,417

	Finance - Other Services 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,195,000	1,221,887
	6.00%, due 8/1/20		2,110,000	2,207,271
				3,429,158
	Food 1.5%
	Cosan Luxembourg S.A. 5.00%, due 3/14/23 (c)		2,450,000	2,113,860
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)		1,640,000	1,761,639
	HJ Heinz Co. 4.875%, due 2/15/25 (c)		2,120,000	2,125,300
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (c)		675,000	698,868
	JBS USA LLC / JBS USA Finance, Inc.
	5.875%, due 7/15/24 (c)		1,825,000	1,761,125
	8.25%, due 2/1/20 (c)		480,000	504,903
	Kerry Group Financial Services 3.20%, due 4/9/23 (c)		2,899,000	2,936,591
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)		2,500,000	2,406,250
	Smithfield Foods, Inc.
	6.625%, due 8/15/22		575,000	609,500
	7.75%, due 7/1/17		925,000	1,030,219
	Tyson Foods, Inc. 3.95%, due 8/15/24		4,235,000	4,548,394
	Virgolino de Oliveira Finance S.A.
	10.875%, due 1/13/20 (c)(d)		1,535,000	322,350
	11.75%, due 2/9/22 (c)		1,700,000	63,580
				20,882,579
	Food Services 0.2%
	Aramark Services, Inc. 5.75%, due 3/15/20		2,500,000	2,600,000

	Forest Products & Paper 0.1%
	Fibria Overseas Finance, Ltd. 5.25%, due 5/12/24		2,000,000	2,015,000

	Health Care - Products 0.5%
	Alere, Inc. 7.25%, due 7/1/18		3,300,000	3,465,000
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18		1,300,000	1,426,750
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		1,125,000	1,068,750
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (c)		735,000	758,887
				6,719,387
	Health Care - Services 1.2%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		2,925,000	3,038,344
	CIGNA Corp. 4.375%, due 12/15/20		270,000	296,969
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (c)		1,985,000	2,215,756
	HCA, Inc. 5.00%, due 3/15/24		3,750,000	4,012,500
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (c)		3,880,000	4,025,500
	Tenet Healthcare Corp. 6.00%, due 10/1/20		2,750,000	2,976,875
				16,565,944
	Home Builders 1.6%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		885,000	840,750
	7.25%, due 2/1/23		1,185,000	1,125,750
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (c)		5,435,000	5,584,462
	Lennar Corp.
	4.50%, due 6/15/19		2,400,000	2,424,000
	4.50%, due 11/15/19		750,000	750,000
	MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,894,375
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19		1,575,000	1,649,813
	Standard Pacific Corp. 8.375%, due 5/15/18		2,000,000	2,256,240
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		1,340,000	1,446,637
	TRI Pointe Holdings, Inc.
	4.375%, due 6/15/19		1,000,000	952,500
	5.875%, due 6/15/24 (c)		2,935,000	2,824,938
				22,749,465
	Household Products & Wares 0.1%
	Controladora Mabe S.A. de C.V. 7.875%, due 10/28/19 (c)		1,800,000	1,980,180

	Insurance 3.1%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)		3,790,000	4,206,900
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (b)	EUR	1,300,000	1,529,596
	Series A2 5.75%, due 3/15/67 (b)	GBP	1,100,000	1,723,631
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)		$1,660,000	1,780,350
	Genworth Holdings, Inc.
	6.15%, due 11/15/66 (b)		1,320,000	818,400
	7.625%, due 9/24/21		1,915,000	1,877,148
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		4,100,000	5,381,283
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (c)		250,000	267,708
	6.50%, due 3/15/35 (c)		220,000	284,166
	7.80%, due 3/7/87 (c)		1,760,000	2,068,000
	10.75%, due 6/15/88 (b)(c)		750,000	1,151,250
	Oil Insurance, Ltd. 3.239%, due 12/29/49 (b)(c)		1,320,000	1,182,701
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)		2,575,000	3,485,265
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)		3,700,000	3,977,500
	Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,577,542
	Provident Cos., Inc. 7.25%, due 3/15/28		2,115,000	2,801,256
	Prudential Financial, Inc. 5.625%, due 6/15/43 (b)		1,760,000	1,830,400
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(c)		1,350,000	1,416,150
	Voya Financial, Inc. 5.50%, due 7/15/22		2,800,000	3,246,183
	XL Group PLC 6.50%, due 10/29/49 (b)		2,120,000	1,908,000
				43,513,429
	Internet 0.2%
	Alibaba Group Holding, Ltd. 3.125%, due 11/28/21 (c)		3,225,000	3,264,242

	Investment Company 0.2%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)		2,300,000	2,575,186

	Iron & Steel 0.7%
	AK Steel Corp.
	7.625%, due 10/1/21		2,710,000	2,276,400
	8.75%, due 12/1/18		1,900,000	2,009,250
	Cliffs Natural Resources, Inc.
	5.70%, due 1/15/18		745,000	605,313
	5.90%, due 3/15/20		1,085,000	813,750
	United States Steel Corp. 7.375%, due 4/1/20		2,250,000	2,317,500
	Vale S.A. 5.625%, due 9/11/42		1,545,000	1,361,222
				9,383,435
	Lodging 1.2%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20 (d)		2,345,000	1,747,025
	MGM Resorts International
	6.75%, due 10/1/20		8,531,000	9,021,533
	8.625%, due 2/1/19		80,000	90,200
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		265,000	305,426
	7.15%, due 12/1/19		1,900,000	2,278,915
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	4.25%, due 5/30/23 (c)		1,850,000	1,752,875
	7.75%, due 8/15/20		1,500,000	1,593,750
				16,789,724
	Machinery - Construction & Mining 0.2%
	Terex Corp. 6.50%, due 4/1/20		2,400,000	2,484,000

	Machinery - Diversified 0.2%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (c)		3,210,000	3,442,725

	Media 1.0%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24		1,555,000	1,576,381
	CCOH Safari LLC
	5.50%, due 12/1/22		1,050,000	1,064,437
	5.75%, due 12/1/24		550,000	557,563
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22		3,150,000	3,248,437
	DISH DBS Corp.
	5.875%, due 7/15/22		2,050,000	2,070,500
	7.125%, due 2/1/16		1,400,000	1,470,000
	iHeartCommunications, Inc. 9.00%, due 3/1/21		3,070,000	2,977,900
	NBC Universal Media LLC 5.15%, due 4/30/20		160,000	185,019
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		800,000	1,102,067
	Time Warner, Inc. 7.70%, due 5/1/32		300,000	441,344
				14,693,648
	Mining 0.7%
	Aleris International, Inc. 7.875%, due 11/1/20		2,800,000	2,716,000
	Anglo American Capital PLC 9.375%, due 4/8/19 (c)		250,000	310,662
	FMG Resources (August 2006) Pty, Ltd. 8.25%, due 11/1/19 (c)		2,000,000	1,775,000
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		1,300,000	1,666,626
	Vedanta Resources PLC
	7.125%, due 5/31/23 (c)		1,625,000	1,377,187
	8.25%, due 6/7/21 (c)		1,690,000	1,529,450
				9,374,925
	Miscellaneous - Manufacturing 0.7%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)		2,985,000	2,947,687
	Bombardier, Inc. 6.00%, due 10/15/22 (c)		3,030,000	2,855,775
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (c)		3,180,000	2,981,250
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (c)		300,000	389,500
				9,174,212
	Office & Business Equipment 0.0%‡
	Xerox Corp. 4.25%, due 2/15/15		300,000	300,387

	Oil & Gas 2.4%
	Berry Petroleum Co. 6.375%, due 9/15/22		1,490,000	1,028,100
	California Resources Corp. 5.00%, due 1/15/20 (c)		2,335,000	2,013,937
	Chesapeake Energy Corp. 6.625%, due 8/15/20		2,350,000	2,517,437
	Cimarex Energy Co. 4.375%, due 6/1/24		1,965,000	1,866,141
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (c)		1,980,000	1,920,600
	Denbury Resources, Inc. 6.375%, due 8/15/21		2,550,000	2,371,500
	ENI S.p.A. 4.15%, due 10/1/20 (c)		1,825,000	1,947,151
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		2,800,000	2,821,000
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (c)		1,460,000	1,144,786
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20		5,350,000	4,226,500
	Pacific Rubiales Energy Corp. 5.125%, due 3/28/23 (c)		1,750,000	952,000
	Petrobras Global Finance B.V. 4.375%, due 5/20/23		2,610,000	2,149,074
	Precision Drilling Corp.
	6.50%, due 12/15/21		1,495,000	1,315,600
	6.625%, due 11/15/20		635,000	573,881
	Rosneft Finance S.A. 7.25%, due 2/2/20 (c)		1,270,000	1,098,982
	Samson Investment Co. 9.75%, due 2/15/20		1,820,000	564,200
	SM Energy Co.
	5.00%, due 1/15/24		1,970,000	1,768,075
	6.125%, due 11/15/22 (c)		2,240,000	2,161,600
	Swift Energy Co. 7.875%, due 3/1/22		1,875,000	660,938
				33,101,502
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.75%, due 2/15/19		2,520,000	1,764,000
	PHI, Inc. 5.25%, due 3/15/19		2,005,000	1,744,350
				3,508,350
	Packaging & Containers 0.6%
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		835,000	835,000
	Crown European Holdings S.A. 4.00%, due 7/15/22 (c)	EUR	2,150,000	2,542,665
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (c)		$1,390,000	1,443,863
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20		2,000,000	2,045,000
	9.875%, due 8/15/19		1,110,000	1,179,375
				8,045,903
	Pharmaceuticals 0.4%
	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc. 6.00%, due 2/1/25 (c)		1,735,000	1,772,953
	Valeant Pharmaceuticals International, Inc.
	5.50%, due 3/1/23 (c)		1,675,000	1,716,875
	7.50%, due 7/15/21 (c)		1,500,000	1,642,500
				5,132,328
	Pipelines 2.7%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23		2,745,000	2,813,625
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20		2,650,000	2,669,875
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24		2,000,000	2,075,400
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21		575,000	615,863
	7.60%, due 2/1/24		650,000	820,163
¤	Kinder Morgan, Inc.
	5.00%, due 2/15/21 (c)		2,930,000	3,121,027
	7.75%, due 1/15/32		2,950,000	3,688,444
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	5.50%, due 2/15/23		1,975,000	2,031,781
	6.25%, due 6/15/22		91,000	95,777
	ONEOK, Inc. 6.00%, due 6/15/35		350,000	340,140
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		3,050,000	3,247,555
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.50%, due 4/15/23		775,000	809,875
	5.75%, due 9/1/20		565,000	613,025
	5.875%, due 3/1/22		1,350,000	1,478,250
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,931,191
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23		2,165,000	2,024,275
	5.25%, due 5/1/23		4,240,000	4,218,800
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.50%, due 10/15/19 (c)		1,845,000	1,870,369
	Williams Cos., Inc. (The)
	3.70%, due 1/15/23		1,900,000	1,728,565
	4.55%, due 6/24/24		1,070,000	993,236
				37,187,236
	Real Estate Investment Trusts 0.3%
¤	Health Care REIT, Inc. 4.70%, due 9/15/17		290,000	313,074
	Iron Mountain, Inc. 5.75%, due 8/15/24		3,300,000	3,341,250
				3,654,324
	Retail 1.5%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20		1,140,000	1,185,600
	7.00%, due 5/20/22		1,400,000	1,466,500
	Brinker International, Inc. 2.60%, due 5/15/18		1,885,000	1,901,121
	CVS Pass-Through Trust 5.789%, due 1/10/26 (c)(e)		222,135	253,415
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,750,000	1,879,985
	QVC, Inc. 4.85%, due 4/1/24		2,500,000	2,647,802
	Signet UK Finance PLC 4.70%, due 6/15/24		3,200,000	3,315,258
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		2,465,000	2,428,025
	Tiffany & Co. 3.80%, due 10/1/24 (c)		4,715,000	4,892,878
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23		314,000	420,349
				20,390,933
	Semiconductors 0.3%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)		400,000	409,000
	6.00%, due 1/15/22 (c)		3,200,000	3,392,000
				3,801,000
	Software 0.3%
	First Data Corp.
	7.375%, due 6/15/19 (c)		2,535,000	2,658,581
	8.875%, due 8/15/20 (c)		1,635,000	1,751,494
				4,410,075
	Telecommunications 2.0%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17		2,140,000	2,172,725
	Comcel Trust 6.875%, due 2/6/24 (c)		1,700,000	1,759,500
	CommScope, Inc. 5.00%, due 6/15/21 (c)		3,090,000	2,974,125
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		1,100,000	1,175,625
	7.625%, due 6/15/21		1,200,000	1,305,000
	Inmarsat Finance PLC 4.875%, due 5/15/22 (c)		2,680,000	2,676,650
	Intelsat Luxembourg S.A. 8.125%, due 6/1/23		3,200,000	3,232,000
	Sprint Communications, Inc. 6.00%, due 11/15/22		1,900,000	1,771,750
	Sprint Corp. 7.25%, due 9/15/21		1,300,000	1,298,050
	T-Mobile USA, Inc. 6.125%, due 1/15/22		3,515,000	3,616,056
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		315,000	362,250
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		2,552,000	2,865,036
	5.462%, due 2/16/21		395,000	456,996
¤	Verizon Communications, Inc. 5.15%, due 9/15/23		2,325,000	2,665,871
				28,331,634
	Transportation 0.4%
	CHC Helicopter S.A. 9.25%, due 10/15/20		2,871,000	2,526,480
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)		375,000	386,250
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		1,300,000	1,033,500
	5.875%, due 4/1/20		1,700,000	1,449,250
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (c)		1,750,000	682,640
				6,078,120
	Total Corporate Bonds (Cost $524,183,108)			522,180,498

	Foreign Bonds 0.4%
	Banks 0.2%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	1,186,000	2,436,864

	Diversified Financial Services 0.1%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (b)	EUR	1,700,000	1,948,389

	Packaging & Containers 0.1%
	Rexam PLC 6.75%, due 6/29/67 (b)		1,250,000	1,423,094

	Total Foreign Bonds (Cost $5,708,351)			5,808,347

	Loan Assignments 1.4% (f)
	Airlines 0.1%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19		$1,980,000	1,954,755

	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19		1,766,721	1,756,416

	Commercial Services 0.1%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		1,815,068	1,786,330

	Entertainment 0.2%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		2,475,000	2,442,001
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20		729,234	692,621
				3,134,622
	Health Care - Products 0.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		2,333,275	2,235,569

	Household Products & Wares 0.3%
	Prestige Brands, Inc. Term Loan B2 4.50%, due 9/3/21		3,636,111	3,629,748

	Media 0.2%
	Clear Channel Communications, Inc. Term Loan D 6.921%, due 1/30/19		1,966,831	1,831,203
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20		1,500,000	1,476,562
				3,307,765
	Mining 0.1%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19		1,075,388	947,493

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.50%, due 8/5/20		1,393,344	1,383,088

	Total Loan Assignments (Cost $20,489,786)			20,135,786

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.628%, due 4/10/49 (g)		400,000	426,741
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.398%, due 12/25/36 (b)(c)		210,462	191,031
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.707%, due 6/11/40 (g)		400,000	432,220
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.15%, due 12/10/49 (g)		185,024	203,253
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.226%, due 7/15/44 (g)		1,000,000	1,024,311
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)		860,000	997,155
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2007-CB20, Class A3 5.819%, due 2/12/51		8,534	8,525
	Series 2007-LD12, Class A3 5.94%, due 2/15/51 (g)		26,616	26,662
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38		500,000	531,837
	Merrill Lynch / Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.849%, due 8/12/49 (g)		16,797	16,789
	Morgan Stanley Capital I Trust
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (b)		227,931	233,375
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (b)		500,000	529,178
	Timberstar Trust 1 Series 2006-1A, Class A 5.668%, due 10/15/36 (c)		280,000	297,603
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48		500,000	533,257
				5,451,937
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.58%, due 2/25/42 (b)(c)(e)(h)		538,725	430,472
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 1.955%, due 11/25/36 (g)		602,246	531,281
				961,753
	Total Mortgage-Backed Securities (Cost $5,929,963)			6,413,690

	U.S. Government & Federal Agencies 0.6%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0%‡
	6.50%, due 11/1/16		5,005	5,151
	6.50%, due 2/1/27		105	120
	6.50%, due 5/1/29		29,550	33,626
	6.50%, due 6/1/29		11,893	13,550
	6.50%, due 7/1/29		48,862	55,607
	6.50%, due 8/1/29		10,324	11,749
	6.50%, due 9/1/29		1,270	1,445
	6.50%, due 6/1/32		5,223	6,292
	6.50%, due 1/1/37		4,202	4,782
	7.00%, due 3/1/26		173	177
	7.00%, due 9/1/26		7,730	8,789
	7.00%, due 7/1/32		18,564	21,803
	7.50%, due 1/1/16		253	257
	7.50%, due 5/1/32		8,527	9,931
				173,279
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20		2,711	2,849
	4.50%, due 3/1/21		7,264	7,634
	6.00%, due 4/1/19		1,132	1,280
	7.00%, due 10/1/37		1,127	1,298
	7.00%, due 11/1/37		22,126	26,405
	7.50%, due 10/1/15		2,251	2,280
				41,746
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37		4,369	4,820
	5.50%, due 9/15/35		17,938	20,015
	6.50%, due 4/15/29		37	42
	6.50%, due 8/15/29		25	29
	6.50%, due 10/15/31		3,922	4,662
	7.00%, due 12/15/25		3,942	4,016
	7.00%, due 11/15/27		11,722	13,326
	7.00%, due 12/15/27		55,087	63,128
	7.00%, due 6/15/28		4,295	4,439
	7.50%, due 6/15/26		435	493
	7.50%, due 10/15/30		26,330	30,357
	8.00%, due 9/15/26		135	138
	8.00%, due 10/15/26		7,727	8,739
	8.50%, due 11/15/26		21,085	21,595
				175,799
	United States Treasury Bonds 0.5%
	2.875%, due 5/15/43		5,830,000	6,585,166
	4.375%, due 5/15/40		415,000	590,629
				7,175,795
	United States Treasury Notes 0.1%
	0.25%, due 12/15/15		1,435,000	1,435,785
	1.375%, due 6/30/18		95,000	96,514
				1,532,299
	Total U.S. Government & Federal Agencies (Cost $7,304,717)			9,098,918

	Yankee Bonds 0.4% (i)
	Banks 0.2%
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		800,000	845,172
	6.125%, due 12/15/22		1,530,000	1,724,930
				2,570,102
	Insurance 0.2%
	Validus Holdings, Ltd. 8.875%, due 1/26/40		1,690,000	2,457,875
	Total Yankee Bonds (Cost $4,625,282)			5,027,977
	Total Long-Term Bonds (Cost $581,191,658)			580,814,644

		Shares
	Common Stocks 49.0%
	Aerospace & Defense 1.3%
	BAE Systems PLC		1,395,490	10,667,084
	Lockheed Martin Corp.		39,480	7,436,848
				18,103,932
	Agriculture 5.1%
¤	Altria Group, Inc.		295,808	15,707,405
	British American Tobacco PLC		144,307	8,155,173
¤	Imperial Tobacco Group PLC		304,060	14,307,154
¤	Lorillard, Inc.		206,080	13,520,909
	Philip Morris International, Inc.		81,053	6,503,693
¤	Reynolds American, Inc.		186,930	12,701,893
				70,896,227
	Auto Manufacturers 0.8%
	Daimler A.G. Registered		103,630	9,424,358
	Ford Motor Co.		125,000	1,838,750
				11,263,108
	Banks 1.8%
	Commonwealth Bank of Australia		67,990	4,728,254
	People's United Financial, Inc.		306,570	4,313,440
	Svenska Handelsbanken AB Class A		107,770	5,116,151
	Wells Fargo & Co.		108,870	5,652,531
	Westpac Banking Corp.		181,706	4,874,645
				24,685,021
	Beverages 0.8%
	Coca-Cola Co. (The)		93,020	3,829,633
	Diageo PLC, Sponsored ADR		29,010	3,426,951
	PepsiCo., Inc.		43,670	4,095,373
				11,351,957
	Chemicals 2.5%
	BASF S.E.		84,644	7,603,992
	Dow Chemical Co. (The)		129,510	5,848,672
	E.I. du Pont de Nemours & Co.		59,816	4,259,497
	Potash Corporation of Saskatchewan, Inc.		256,925	9,388,039
	Yara International ASA		139,240	7,257,659
				34,357,859
	Commercial Services 0.6%
	Automatic Data Processing, Inc.		50,850	4,196,651
	R.R. Donnelley & Sons Co.		289,520	4,768,394
				8,965,045
	Computers 0.7%
	Apple, Inc.		48,150	5,641,254
	Seagate Technology PLC		85,840	4,844,810
				10,486,064
	Electric 6.4%
	Ameren Corp.		259,910	11,768,725
	Dominion Resources, Inc.		52,940	4,070,557
¤	Duke Energy Corp.		146,553	12,770,628
	Electricite de France S.A.		324,210	8,827,377
	PPL Corp.		308,660	10,957,430
	Southern Co. (The)		112,755	5,718,933
	SSE PLC		488,120	11,829,478
	TECO Energy, Inc.		443,555	9,461,028
	Terna S.p.A.		2,109,570	9,253,964
	Wisconsin Energy Corp.		93,020	5,187,725
				89,845,845
	Engineering & Construction 0.7%
	Vinci S.A.		176,075	9,319,506

	Entertainment 0.4%
	Regal Entertainment Group Class A		248,250	5,252,970

	Environmental Controls 0.3%
	Waste Management, Inc.		84,340	4,337,606

	Finance - Other Services 0.8%
	CME Group, Inc.		124,420	10,613,026

	Food 1.2%
	Nestle S.A. Registered		52,245	4,008,561
	Orkla ASA		681,990	5,040,400
	Unilever PLC		115,780	5,109,567
	WM Morrison Supermarkets PLC		1,215,241	3,292,885
				17,451,413
	Gas 1.8%
	Centrica PLC		1,771,090	7,837,461
	Gas Natural SDG S.A.		229,210	5,387,350
	National Grid PLC		864,330	12,178,851
				25,403,662
	Household Products & Wares 0.4%
	Kimberly-Clark Corp.		57,725	6,231,991

	Insurance 1.5%
	Arthur J. Gallagher & Co.		80,760	3,588,167
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered		52,560	10,571,915
	SCOR SE		228,640	7,147,616
				21,307,698
	Investment Company 0.0%‡
	BGP Holdings PLC (e)(h)(j)		20,068	2

	Investment Management/Advisory Services 0.3%
	Aberdeen Asset Management PLC		613,700	4,045,904

	Media 1.1%
	ION Media Networks, Inc. (e)(h)(j)(k)		12	4,539
	Pearson PLC		301,940	6,144,110
	Shaw Communications, Inc. Class B		239,270	5,524,657
	Wolters Kluwer N.V.		141,610	4,247,711
				15,921,017
	Mining 0.5%
	BHP Billiton, Ltd.		137,790	3,138,705
	Rio Tinto PLC		90,870	4,003,403
				7,142,108
	Miscellaneous - Manufacturing 0.4%
	Siemens A.G.		46,630	4,900,345

	Oil & Gas 2.3%
	ConocoPhillips		86,440	5,443,991
	Occidental Petroleum Corp.		64,310	5,144,800
	Royal Dutch Shell PLC, Sponsored ADR		137,880	8,472,726
	Statoil ASA		207,260	3,444,542
	Total S.A.		190,298	9,784,169
				32,290,228
	Pharmaceuticals 3.3%
	AbbVie, Inc.		95,710	5,776,098
	AstraZeneca PLC, Sponsored ADR		56,230	3,994,579
	GlaxoSmithKline PLC		468,840	10,359,474
	Johnson & Johnson		40,677	4,073,395
	Merck & Co., Inc.		90,029	5,426,948
	Novartis A.G.		76,590	7,519,700
	Roche Holding A.G., (Genusscheine)		17,235	4,666,327
	Sanofi		48,420	4,486,596
				46,303,117
	Pipelines 1.7%
	Enterprise Products Partners, L.P.		151,940	5,232,814
¤	Kinder Morgan, Inc.		283,835	11,651,427
	MarkWest Energy Partners, L.P.		63,410	3,736,751
	Targa Resources Partners, L.P.		74,180	3,341,809
				23,962,801
	Real Estate Investment Trusts 2.2%
	Corrections Corporation of America		244,655	9,619,834
¤	Health Care REIT, Inc.		169,880	13,921,666
	Unibail-Rodamco SE		25,830	7,299,892
				30,841,392
	Retail 0.3%
	McDonald's Corp.		42,472	3,926,112

	Semiconductors 0.6%
	KLA-Tencor Corp.		59,515	3,658,387
	Microchip Technology, Inc.		106,480	4,802,248
				8,460,635
	Software 0.3%
	Microsoft Corp.		104,083	4,204,953

	Telecommunications 7.6%
	AT&T, Inc.		332,887	10,958,640
¤	BCE, Inc.		291,910	13,406,680
	CenturyLink, Inc.		262,001	9,738,577
	Deutsche Telekom A.G.		674,570	11,651,204
	Philippine Long Distance Telephone Co., Sponsored ADR		60,420	4,030,014
	Rogers Communications, Inc. Class B		105,880	3,764,585
	Swisscom A.G.		20,790	12,215,427
	Telstra Corp., Ltd.		2,070,110	10,475,270
¤	Verizon Communications, Inc.		239,569	10,950,699
	Vivendi S.A. (j)		255,053	6,062,493
¤	Vodafone Group PLC		3,575,418	12,628,524
				105,882,113
	Toys, Games & Hobbies 0.3%
	Mattel, Inc.		153,430	4,127,267

	Transportation 0.2%
	Deutsche Post A.G. Registered		107,500	3,494,835

	Water 0.8%
	United Utilities Group PLC		753,860	11,661,223

	Total Common Stocks (Cost $591,815,075)			687,036,982

		Principal Amount
	Short-Term Investment 8.1%
	Repurchase Agreement 8.1%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $112,946,445 (Collateralized by Government Agency securities with rates between 1.96% and 2.12% and a maturity date of 11/7/22, with a Principal Amount of $117,485,000 and a Market Value of $115,211,155)		$112,946,445	112,946,445
	Total Short-Term Investment (Cost $112,946,445)			112,946,445
	Total Investments (Cost $1,285,953,178) (n)		98.6%	1,380,798,071
	Other Assets, Less Liabilities		1.4	19,676,962
	Net Assets		100.0%	$1,400,475,033

		Contracts Long		Unrealized Appreciation (Depreciation) (l)
	Futures Contracts (0.6%)

	Standard & Poor's 500 Index Mini March 2015 (m)		1,925	$(5,456,701)
	Total Futures Contracts Long (Notional Amount $191,383,500)			(5,456,701)

		Contracts Short

	United States Treasury Note March 2015 (2 Year) (m)		(2,463)	(2,254,637)
	Total Futures Contracts Short (Notional Amount $541,282,737)			(2,254,637)
	Total Futures Contracts (Notional Amount $349,899,237)			$(7,711,338)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of January 31, 2015.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Issue in default.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of these securities was $688,428, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2015.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2015.
(h)	Illiquid security - As of January 31, 2015, the total market value of these securities was $435,013, which represented less than one-tenth of a percent of the Fund's net assets.
(i)	Yankee Bond - Dollar-denominated bond issued, but not registered, in the United States by a foreign bank or corporation.
(j)	Non-income producing security.
(k)	Restricted security.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(m)	As of January 31, 2015, cash in the amount of $10,277,355 was on deposit with brokers for futures transactions.
(n)	As of January 31, 2015, cost was $1,285,054,600 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$135,078,790
Gross unrealized depreciation	(39,335,319)
Net unrealized appreciation	$95,743,471

As of January 31, 2015, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S.Dollar	2/19/15	JPMorgan Chase Bank	EUR	505,000	$597,302	$(26,571)
Pound Sterling vs. U.S.Dollar	2/19/15	JPMorgan Chase Bank	GBP	1,375,000	2,115,296	(44,490)
Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S.Dollar	2/19/15	JPMorgan Chase Bank	EUR	65,192,000	81,043,435	7,366,066
Pound Sterling vs. U.S.Dollar	2/19/15	JPMorgan Chase Bank	GBP	42,640,000	66,901,520	2,683,931
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$9,978,936

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$8,475,159	$—	$8,475,159
Convertible Bonds	—	3,674,269	—	3,674,269
Corporate Bonds (b)	—	521,927,083	253,415	522,180,498
Foreign Bonds	—	5,808,347	—	5,808,347
Loan Assignments	—	20,135,786	—	20,135,786
Mortgage-Backed Securities (c)	—	5,983,218	430,472	6,413,690
U.S. Government & Federal Agencies	—	9,098,918	—	9,098,918
Yankee Bonds	—	5,027,977	—	5,027,977
Total Long-Term Bonds	—	580,130,757	683,887	580,814,644
Common Stocks (d)	687,032,441	—	4,541	687,036,982
Short-Term Investment
Repurchase Agreement	—	112,946,445	—	112,946,445
Total Investments in Securities	687,032,441	693,077,202	688,428	1,380,798,071
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	10,049,997	—	10,049,997
Total Investments in Securities and Other Financial Instruments	$687,032,441	$703,127,199	$688,428	$1,390,848,068

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(71,061)	$—	$(71,061)
Futures Contracts Long (e)	(5,456,701)	—	—	(5,456,701)
Futures Contracts Short (e)	(2,254,637)	—	—	(2,254,637)
Total Other Financial Instruments	$(7,711,338)	$(71,061)	$—	$(7,782,399)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $253,415 is held in Retail within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $430,472 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $2 and $4,539 are held in Investment Company and Media, respectively, within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2015
Long-Term Bonds
Corporate Bonds
Retail	$253,923	$(64)	$(65)	$3,368	$-	$(3,747)	$-	$-	$253,415	$3,768
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	447,084	-	-	3,518	-	(20,130)	-	-	430,472	(508)
Common Stocks
Investment Company	3	-	-	(1)	-	-	-	-	2	(1)
Media	4,539	-	-	-	-	-	-	-	4,539	-
Total	$705,549	$(64)	$(65)	$6,885	$-	$(23,877)	$-	$-	$688,428	$3,259

(a) Sales include principal reductions.

As of January 31, 2015, the Fund held the following restricted security:

Security	Date of Acquisition	Shares	Cost	1/31/15 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	12	$21	$4,539	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay International Equity Fund
Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 96.8% †
	Belgium 1.1%
	Fagron (Health Care Providers & Services)	83,321	$3,405,503

	Brazil 3.9%
	Cielo S.A. (IT Services)	378,300	5,639,430
	Qualicorp S.A. (Health Care Providers & Services) (a)	359,800	3,560,119
	TOTVS S.A. (Software)	214,561	2,684,362
			11,883,911
	China 2.6%
	Mindray Medical International, Ltd., ADR (Health Care Equipment & Supplies)	225,575	6,171,732
	NetEase, Inc., ADR (Internet Software & Services)	14,623	1,597,563
	TravelSky Technology, Ltd. Class H (IT Services)	313,000	331,883
			8,101,178
	France 3.7%
	Bureau Veritas S.A. (Professional Services)	272,108	5,788,348
	Essilor International S.A. (Health Care Equipment & Supplies)	50,884	5,696,416
			11,484,764
	Germany 15.1%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	184,955	13,718,700
	Linde A.G. (Chemicals)	45,309	8,698,737
¤	United Internet A.G. (Internet Software & Services)	262,346	11,404,466
¤	Wirecard A.G. (IT Services)	283,919	12,743,303
			46,565,206
	India 2.6%
	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	235,687	4,855,681
	Lupin, Ltd. (Pharmaceuticals)	127,210	3,244,898
			8,100,579
	Indonesia 1.0%
	Media Nusantara Citra Tbk PT (Media)	13,193,216	2,978,693

	Ireland 6.8%
¤	ICON PLC (Life Sciences Tools & Services) (a)	172,762	9,743,777
	Paddy Power PLC (Hotels, Restaurants & Leisure)	47,196	3,693,204
	Shire PLC (Pharmaceuticals)	99,970	7,308,906
			20,745,887
	Israel 4.2%
¤	Check Point Software Technologies, Ltd. (Software) (a)	167,751	12,945,345

	Italy 1.0%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	79,244	3,163,649

	Japan 3.3%
	Start Today Co., Ltd. (Internet & Catalog Retail)	222,778	4,547,380
	Sysmex Corp. (Health Care Equipment & Supplies)	122,374	5,523,139
			10,070,519
	Mexico 0.9%
	Genomma Lab Internacional S.A.B. de C.V. Class B (Pharmaceuticals) (a)	1,800,419	2,840,649

	Panama 1.4%
	Copa Holdings S.A. Class A (Airlines)	39,471	4,243,527

	Spain 6.2%
	Almirall S.A. (Pharmaceuticals) (a)	162,720	2,844,524
	Applus Services S.A. (Professional Services) (a)	275,313	2,887,041
¤	Grifols S.A. (Biotechnology)	313,907	13,213,127
			18,944,692
	Sweden 6.4%
	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	252,871	8,022,363
¤	Svenska Handelsbanken AB Class A (Banks)	245,810	11,669,306
			19,691,669
	Switzerland 4.7%
	DKSH Holding A.G. (Professional Services)	61,847	4,711,607
	Syngenta A.G. (Chemicals)	27,144	8,845,006
	Tecan Group A.G. (Life Sciences Tools & Services)	8,008	808,911
			14,365,524
	Thailand 2.0%
	Kasikornbank PCL (Banks)	897,044	6,139,256

	United Arab Emirates 0.2%
	Al Noor Hospitals Group PLC (Health Care Providers & Services)	51,929	710,197

	United Kingdom 19.9%
	Abcam PLC (Biotechnology)	381,869	2,484,741
	Aggreko PLC (Commercial Services & Supplies)	329,755	7,718,366
	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	395,360	6,199,068
	Experian PLC (Professional Services)	543,119	9,595,684
	Intertek Group PLC (Professional Services)	176,386	6,091,877
	Jardine Lloyd Thompson Group PLC (Insurance)	42,526	606,259
	Johnson Matthey PLC (Chemicals)	130,747	6,421,929
¤	SABMiller PLC (Beverages)	228,864	12,497,649
	Whitbread PLC (Hotels, Restaurants & Leisure)	129,111	9,733,079
			61,348,652
	United States 9.8%
	Accenture PLC Class A (IT Services)	81,539	6,851,722
¤	Perrigo Co. PLC (Pharmaceuticals)	87,723	13,311,088
¤	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	3,262,200	9,909,938
			30,072,748
	Total Common Stocks (Cost $254,492,606)		297,802,148

	Principal Amount
Short-Term Investment 1.1%
Repurchase Agreement 1.1%
United States 1.1%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $3,237,295 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $3,330,000 and a Market Value of $3,306,500) (Capital Markets)	$3,237,295	3,237,295
Total Short-Term Investment (Cost $3,237,295)		3,237,295

Total Investments (Cost $257,729,901) (b)	97.9%	301,039,443
Other Assets, Less Liabilities	2.1	6,583,253
Net Assets	100.0%	$307,622,696

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $259,483,630 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$56,865,544
Gross unrealized depreciation	(15,309,731)
Net unrealized appreciation	$41,555,813

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$297,802,148	$—	$—	$297,802,148
Short-Term Investment
Repurchase Agreement	—	3,237,295	—	3,237,295
Total Investments in Securities	$297,802,148	$3,237,295	$—	$301,039,443

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments  January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.5% †
	Aerospace & Defense 1.8%
	Honeywell International, Inc.	3,416,200	$333,967,712

	Airlines 1.8%
	Delta Air Lines, Inc.	7,193,100	340,305,561

	Automobiles 0.8%
	Tesla Motors, Inc. (a)	708,500	144,250,600

	Biotechnology 11.9%
	Alexion Pharmaceuticals, Inc. (a)	1,305,480	239,216,155
	Amgen, Inc.	2,062,450	314,028,637
¤	Biogen Idec, Inc. (a)	1,238,080	481,811,213
¤	Celgene Corp. (a)	4,628,970	551,588,065
¤	Gilead Sciences, Inc. (a)	4,282,900	448,976,407
	Vertex Pharmaceuticals, Inc. (a)	2,249,140	247,720,280
			2,283,340,757
	Capital Markets 2.1%
	BlackRock, Inc.	583,920	198,830,599
	Morgan Stanley	6,244,100	211,113,021
			409,943,620
	Chemicals 4.3%
	Ecolab, Inc.	1,840,900	191,030,193
¤	Monsanto Co.	3,707,200	437,375,456
	PPG Industries, Inc.	899,500	200,480,560
			828,886,209
	Consumer Finance 0.9%
	American Express Co.	2,200,600	177,566,414

	Food & Staples Retailing 3.5%
	Costco Wholesale Corp.	1,391,800	199,013,482
	CVS Health Corp.	2,600,100	255,225,816
	Whole Foods Market, Inc.	4,093,100	213,230,045
			667,469,343
	Health Care Providers & Services 5.1%
	Envision Healthcare Holdings, Inc. (a)	4,901,000	168,496,380
¤	McKesson Corp.	2,171,900	461,854,535
	UnitedHealth Group, Inc.	3,289,700	349,530,625
			979,881,540
	Health Care Technology 1.2%
	Cerner Corp. (a)	3,549,100	235,482,785

	Hotels, Restaurants & Leisure 5.2%
	Chipotle Mexican Grill, Inc. (a)	324,400	230,272,096
	Hilton Worldwide Holdings, Inc. (a)	12,443,900	323,168,083
	MGM Resorts International (a)	2,783,700	54,226,476
	Starbucks Corp.	4,441,200	388,738,236
			996,404,891
	Industrial Conglomerates 1.1%
	Danaher Corp.	2,468,000	203,313,840

	Internet & Catalog Retail 3.4%
	Amazon.com, Inc. (a)	991,000	351,339,230
	Priceline Group, Inc. (The) (a)	294,800	297,594,704
			648,933,934
	Internet Software & Services 12.8%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	2,593,800	231,055,704
	Baidu, Inc., Sponsored ADR (a)	1,417,100	308,814,432
	CoStar Group, Inc. (a)	968,700	178,734,837
	eBay, Inc. (a)	4,498,100	238,399,300
¤	Facebook, Inc. Class A (a)	5,263,600	399,559,876
¤	Google, Inc. Class A (a)	691,800	371,877,090
¤	Google, Inc. Class C (a)	693,000	370,422,360
	LinkedIn Corp. Class A (a)	1,587,900	356,864,646
			2,455,728,245
	IT Services 7.1%
	Cognizant Technology Solutions Corp. Class A (a)	4,605,600	249,301,128
	MasterCard, Inc. Class A	4,140,700	339,661,621
¤	Visa, Inc. Class A	2,979,700	759,555,327
			1,348,518,076
	Media 5.9%
	Comcast Corp. Class A	4,384,100	232,992,994
	Liberty Global PLC Class C (a)	5,833,000	265,926,470
	Twenty-First Century Fox, Inc. Class A	11,310,300	375,049,548
	Walt Disney Co. (The)	2,790,000	253,778,400
			1,127,747,412
	Multiline Retail 1.2%
	Dollar General Corp. (a)	3,446,300	231,108,878

	Pharmaceuticals 2.3%
	AbbVie, Inc.	2,929,000	176,765,150
	Valeant Pharmaceuticals International, Inc. (a)	526,300	84,192,211
	Zoetis, Inc.	3,973,000	169,766,290
			430,723,651
	Professional Services 1.1%
	Nielsen N.V.	4,736,900	206,339,364

	Real Estate Investment Trusts 1.7%
	American Tower Corp.	3,390,900	328,747,755

	Road & Rail 3.9%
¤	Union Pacific Corp.	6,414,800	751,878,708

	Semiconductors & Semiconductor Equipment 3.2%
	Applied Materials, Inc.	8,920,100	203,735,084
	ARM Holdings PLC, Sponsored ADR	4,346,200	203,576,008
	Texas Instruments, Inc.	3,681,900	196,797,555
			604,108,647
	Software 5.0%
	Adobe Systems, Inc. (a)	3,802,100	266,641,273
	Mobileye N.V. (a)	2,116,200	83,357,118
	Salesforce.com, Inc. (a)	3,459,000	195,260,550
	ServiceNow, Inc. (a)	2,688,100	195,962,490
	Splunk, Inc. (a)	1,632,100	84,297,965
	Workday, Inc. Class A (a)	1,668,500	132,579,010
			958,098,406
	Specialty Retail 2.3%
	Advance Auto Parts, Inc.	518,700	82,473,300
	Home Depot, Inc. (The)	1,055,200	110,183,984
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,803,000	237,887,820
			430,545,104
	Technology Hardware, Storage & Peripherals 5.7%
¤	Apple, Inc.	9,361,200	1,096,758,192

	Textiles, Apparel & Luxury Goods 2.5%
	NIKE, Inc. Class B	3,960,400	365,346,900
	Under Armour, Inc. Class A (a)	1,599,500	115,291,960
			480,638,860
	Wireless Telecommunication Services 1.7%
	SBA Communications Corp. Class A (a)	2,808,800	327,786,960

	Total Common Stocks (Cost $12,390,794,175)		19,028,475,464

		Principal Amount
	Short-Term Investment 0.7%
	Repurchase Agreement 0.7%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $135,401,323 (Collateralized by Government Agency securities with rates between 1.96% and 2.17% and maturity dates between 11/2/22 and 11/7/22, with a Principal Amount of $140,730,000 and a Market Value of $138,113,371)	$135,401,323	135,401,323
	Total Short-Term Investment (Cost $135,401,323)		135,401,323
	Total Investments (Cost $12,526,195,498) (b)	100.2%	19,163,876,787
	Other Assets, Less Liabilities	(0.2)	(40,622,752)
	Net Assets	100.0%	$19,123,254,035

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $12,561,156,324 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$6,733,100,955
Gross unrealized depreciation	(130,380,492)
Net unrealized appreciation	$6,602,720,463

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$19,028,475,464	$—	$—	$19,028,475,464
Short-Term Investment
Repurchase Agreement	—	135,401,323	—	135,401,323
Total Investments in Securities	$19,028,475,464	$135,401,323	$—	$19,163,876,787

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 4.9%
¤	Boeing Co. (The)	516,637	$75,103,521
	GenCorp, Inc. (a)	163,600	2,748,480
	Honeywell International, Inc.	75,452	7,376,188
	Northrop Grumman Corp.	37,063	5,817,038
	Orbital Sciences Corp. (a)	136,350	3,830,071
	Raytheon Co.	70,305	7,034,015
	United Technologies Corp.	23,650	2,714,547
			104,623,860
	Airlines 0.2%
	Copa Holdings S.A. Class A	33,900	3,644,589

	Auto Components 1.7%
	Bridgestone Corp.	180,400	7,278,678
	Johnson Controls, Inc.	619,540	28,790,024
			36,068,702
	Banks 6.0%
¤	Bank of America Corp.	2,739,334	41,500,910
	Citigroup, Inc.	696,355	32,693,867
	ING Groep N.V. (a)	603,500	7,583,338
	JPMorgan Chase & Co.	191,522	10,414,966
	Lloyds Banking Group PLC (a)	6,851,500	7,610,806
	U.S. Bancorp	286,400	12,003,024
	Wells Fargo & Co.	296,059	15,371,383
			127,178,294
	Beverages 1.5%
	Coca-Cola Co. (The)	381,240	15,695,651
	PepsiCo., Inc.	180,972	16,971,554
			32,667,205
	Biotechnology 1.0%
	Alkermes PLC (a)	31,085	2,245,891
	Celgene Corp. (a)	162,800	19,399,248
			21,645,139
	Capital Markets 6.4%
	Ameriprise Financial, Inc.	218,762	27,332,124
	Bank of New York Mellon Corp. (The)	110,325	3,971,700
	Daiwa Securities Group, Inc.	749,000	5,501,256
	Deutsche Bank A.G.	225,900	6,585,887
¤	Goldman Sachs Group, Inc. (The)	219,063	37,768,652
	Julius Baer Group, Ltd. (a)	239,450	9,805,402
	Northern Trust Corp.	374,296	24,471,472
	State Street Corp.	286,999	20,523,299
			135,959,792
	Chemicals 5.3%
	Akzo Nobel N.V.	126,170	9,141,720
	E.I. du Pont de Nemours & Co.	354,980	25,278,126
¤	Monsanto Co.	483,229	57,011,357
	Mosaic Co. (The)	320,050	15,583,235
	Syngenta A.G.	18,000	5,865,389
			112,879,827
	Commercial Services & Supplies 0.5%
	ADT Corp. (The)	23,293	801,279
	Covanta Holding Corp.	249,200	5,093,648
	Tyco International, Ltd.	133,589	5,451,767
			11,346,694
	Communications Equipment 0.9%
	Infinera Corp. (a)	103,752	1,672,482
	QUALCOMM, Inc.	298,000	18,613,080
			20,285,562
	Construction & Engineering 0.2%
	Jacobs Engineering Group, Inc. (a)	109,001	4,152,938

	Construction Materials 0.3%
	Holcim, Ltd. (a)	89,800	6,303,213

	Consumer Finance 1.8%
	American Express Co.	341,005	27,515,693
	Discover Financial Services	187,820	10,213,652
			37,729,345
	Containers & Packaging 0.0%‡
	MeadWestvaco Corp.	7,100	356,988

	Diversified Financial Services 0.2%
	Berkshire Hathaway, Inc. Class B (a)	24,249	3,489,674
	Leucadia National Corp.	69,984	1,586,537
			5,076,211
	Diversified Telecommunication Services 1.0%
	AT&T, Inc.	221,395	7,288,323
	Nippon Telegraph & Telephone Corp.	174,750	10,446,607
	Verizon Communications, Inc.	77,890	3,560,352
			21,295,282
	Electric Utilities 1.2%
	Duke Energy Corp.	56,343	4,909,729
	Exelon Corp.	549,950	19,820,198
			24,729,927
	Electrical Equipment 0.9%
	ABB, Ltd. (a)	474,850	9,158,782
	Rockwell Automation, Inc.	85,807	9,346,098
			18,504,880
	Electronic Equipment, Instruments & Components 0.8%
	Corning, Inc.	193,000	4,587,610
	TE Connectivity, Ltd.	204,366	13,567,859
			18,155,469
	Energy Equipment & Services 1.0%
	Cameron International Corp. (a)	285,400	12,780,212
	Schlumberger, Ltd.	104,900	8,642,711
			21,422,923
	Food & Staples Retailing 1.9%
	CVS Health Corp.	197,106	19,347,925
	Wal-Mart Stores, Inc.	120,800	10,265,584
	Walgreens Boots Alliance, Inc.	146,780	10,825,025
			40,438,534
	Food Products 0.1%
	Mondelez International, Inc. Class A	37,718	1,329,182

	Gas Utilities 0.2%
	National Fuel Gas Co.	57,039	3,617,984

	Health Care Equipment & Supplies 3.0%
	Abbott Laboratories	100,070	4,479,133
	Baxter International, Inc.	88,493	6,221,943
¤	Medtronic PLC	740,072	52,841,131
			63,542,207
	Health Care Providers & Services 3.1%
	Aetna, Inc.	340,685	31,281,697
	Express Scripts Holding Co. (a)	265,900	21,460,789
	SunLink Health Systems, Inc. (a)	43,025	59,590
	UnitedHealth Group, Inc.	128,550	13,658,437
			66,460,513
	Hotels, Restaurants & Leisure 1.9%
	Las Vegas Sands Corp.	222,050	12,072,859
	McDonald's Corp.	113,680	10,508,579
	Sands China, Ltd.	1,452,400	7,109,965
	Starwood Hotels & Resorts Worldwide, Inc.	138,196	9,945,966
			39,637,369
	Household Products 0.7%
	Colgate-Palmolive Co.	45,683	3,084,516
	Procter & Gamble Co. (The)	60,745	5,120,196
	Svenska Cellulosa AB Class B	249,100	6,027,147
			14,231,859
	Industrial Conglomerates 3.5%
	3M Co.	52,730	8,558,079
¤	General Electric Co.	2,499,948	59,723,758
	Siemens A.G.	52,050	5,469,933
			73,751,770
	Insurance 3.3%
	Allstate Corp. (The)	112,224	7,832,113
	American International Group, Inc.	137,885	6,738,440
	Aon PLC	22,931	2,064,937
	Chubb Corp. (The)	121,676	11,912,080
	Marsh & McLennan Cos., Inc.	54,194	2,914,011
	MetLife, Inc.	158,246	7,358,439
	Travelers Cos., Inc. (The)	242,062	24,888,815
	W.R. Berkley Corp.	152,885	7,489,836
			71,198,671
	Internet & Catalog Retail 0.9%
	Liberty Interactive Corp. Class A (a)	503,390	13,772,751
	Liberty TripAdvisor Holdings, Inc. Class A (a)	49,194	1,177,704
	Liberty Ventures (a)	91,531	3,418,683
			18,369,138
	Internet Software & Services 3.4%
	eBay, Inc. (a)	312,512	16,563,136
¤	Google, Inc. Class A (a)	24,710	13,282,860
¤	Google, Inc. Class C (a)	58,160	31,087,683
	VeriSign, Inc. (a)	162,687	8,863,188
	Yahoo!, Inc. (a)	45,000	1,979,550
			71,776,417
	IT Services 1.2%
	Automatic Data Processing, Inc.	145,207	11,983,934
	International Business Machines Corp.	87,249	13,376,144
			25,360,078
	Machinery 1.6%
	Caterpillar, Inc.	107,435	8,591,577
	Pentair PLC	290,350	17,946,533
	Vallourec S.A.	311,200	6,811,575
			33,349,685
	Media 8.6%
	Cablevision Systems Corp. Class A	216,757	4,101,042
¤	Comcast Corp. Class A	982,720	52,226,654
	DIRECTV (a)	55,965	4,772,695
	Grupo Televisa S.A.B., Sponsored ADR	127,900	4,170,819
	Liberty Broadband Corp. Class A (a)	65,111	2,895,486
	Liberty Broadband Corp. Class C (a)	162,822	7,229,297
¤	Liberty Media Corp. Class A (a)	298,176	10,152,893
¤	Liberty Media Corp. Class C (a)	901,288	30,751,947
	Madison Square Garden Co. Class A (a)	167,063	12,655,022
	Pearson PLC	348,650	7,094,601
	Starz Class A (a)	127,028	3,749,867
	Time Warner Cable, Inc.	14,320	1,949,382
	Time Warner, Inc.	118,375	9,224,964
	Viacom, Inc. Class B	426,500	27,475,130
	Walt Disney Co. (The)	40,743	3,705,983
			182,155,782
	Metals & Mining 0.3%
	JFE Holdings, Inc.	243,150	5,407,359

	Multi-Utilities 0.6%
	Dominion Resources, Inc.	18,700	1,437,843
	E.ON S.E.	696,000	10,794,435
			12,232,278
	Oil, Gas & Consumable Fuels 6.5%
	Anadarko Petroleum Corp.	114,434	9,354,979
	Apache Corp.	105,429	6,596,693
	Chesapeake Energy Corp.	187,974	3,605,341
	Chevron Corp.	60,529	6,206,038
	ConocoPhillips	144,251	9,084,928
	Devon Energy Corp.	90,045	5,427,012
	EOG Resources, Inc.	114,658	10,208,002
	Hess Corp.	102,006	6,884,385
	Marathon Oil Corp.	186,874	4,970,848
	Marathon Petroleum Corp.	155,373	14,385,986
	Occidental Petroleum Corp.	391,500	31,320,000
	Phillips 66	63,453	4,462,015
	Spectra Energy Corp.	350,750	11,729,080
	Total S.A.	180,750	9,293,259
	Williams Cos., Inc. (The)	119,116	5,224,428
			138,752,994
	Pharmaceuticals 6.2%
	AbbVie, Inc.	117,027	7,062,579
	Actavis PLC (a)	85,650	22,829,151
	Hospira, Inc. (a)	141,224	8,957,838
	Johnson & Johnson	90,925	9,105,230
	Merck & Co., Inc.	101,426	6,113,959
	Merck KGaA	107,400	10,766,020
	Novartis A.G.	90,750	8,909,946
	Pfizer, Inc.	1,101,050	34,407,813
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	60,550	3,442,873
	Valeant Pharmaceuticals International, Inc. (a)	131,850	21,092,045
			132,687,454
	Real Estate Investment Trusts 1.4%
	HCP, Inc.	256,926	12,150,030
	UDR, Inc.	444,164	14,772,895
	Weyerhaeuser Co.	61,525	2,205,671
			29,128,596
	Real Estate Management & Development 0.5%
	Mitsubishi Estate Co., Ltd.	508,000	10,310,977

	Road & Rail 1.2%
	Celadon Group, Inc.	88,800	2,116,104
	CSX Corp.	167,526	5,578,616
	Union Pacific Corp.	157,920	18,509,803
			26,204,523
	Semiconductors & Semiconductor Equipment 2.2%
	ASML Holding N.V.	70,800	7,462,771
	ASML Holding N.V., NY Registered	94,450	9,817,133
	Intel Corp.	224,125	7,405,090
	Texas Instruments, Inc.	420,700	22,486,415
			47,171,409
	Software 2.9%
	Microsoft Corp.	511,113	20,648,965
	Oracle Corp.	798,208	33,436,933
	SAP S.E.	128,150	8,378,676
			62,464,574
	Specialty Retail 1.5%
	Home Depot, Inc. (The)	112,123	11,707,884
	Lowe's Cos., Inc.	257,497	17,447,997
	Outerwall, Inc. (a)	61,793	3,836,109
			32,991,990
	Technology Hardware, Storage & Peripherals 4.1%
¤	Apple, Inc.	472,950	55,410,822
	NetApp, Inc.	467,600	17,675,280
	Samsung Electronics Co., Ltd., GDR	16,425	10,134,225
	SanDisk Corp.	56,976	4,325,048
			87,545,375
	Tobacco 0.3%
	Philip Morris International, Inc.	84,825	6,806,358

	Trading Companies & Distributors 0.3%
	Mitsubishi Corp.	419,250	7,383,198

	Wireless Telecommunication Services 0.6%
	Intouch Holdings PCL, NVDR	945,700	2,333,189
	Vodafone Group PLC, Sponsored ADR	325,568	11,437,204
			13,770,393
	Total Common Stocks (Cost $1,572,945,484)		2,082,103,507

		Principal Amount
	Long-Term Bond 0.0%‡
	Convertible Bond 0.0%‡
	Oil, Gas & Consumable Fuels 0.0%‡
	Bill Barrett Corp. 5.00%, due 3/15/28 (b)(c)	$300	300

	Total Convertible Bond (Cost $234)		300
	Total Long-Term Bond (Cost $234)		300

	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $49,555,246 (Collateralized by Government Agency securities with rates between 1.96% and 2.08% and maturity dates between 11/2/22 and 11/7/22, with a Principal Amount of $51,505,000 and a Market Value of $50,555,662)	49,555,246	49,555,246
	Total Short-Term Investment (Cost $49,555,246)		49,555,246
	Total Investments (Cost $1,622,500,964) (d)	100.1%	2,131,659,053
	Other Assets, Less Liabilities	(0.1)	(2,777,234)
	Net Assets	100.0%	$2,128,881,819

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of this security was $300, which represented less than one-tenth of a percent of the Fund's net assets.
(c)	Illiquid security - As of January 31, 2015, the total market value of this security was $300, which represented less than one-tenth of a percent of the Fund's net assets.
(d)	As of January 31, 2015, cost was $1,630,269,877 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$564,400,324
Gross unrealized depreciation	(63,011,148)
Net unrealized appreciation	$501,389,176

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,082,103,507	$—	$—	$2,082,103,507
Long-Term Bond
Convertible Bond (b)	—	—	300	300
Short-Term Investment
Repurchase Agreement	—	49,555,246	—	49,555,246
Total Investments in Securities	$2,082,103,507	$49,555,246	$300	$2,131,659,053

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $300 is held in Oil, Gas & Consumable Fuels within the Convertible Bond section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2015, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

MainStay Money Market Fund

Portfolio of Investments January 31, 2015 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 98.9%†
Certificates of Deposit 7.1%
Bank of Montreal 0.247%, due 7/14/15 (a)	$3,945,000	$3,945,000
JPMorgan Chase Bank NA 0.307%, due 10/23/15 (a)	3,975,000	3,975,000
Toronto-Dominion Bank (The)
0.231%, due 2/3/15 (a)	3,815,000	3,815,000
0.258%, due 11/18/15 (a)	3,925,000	3,925,000
0.261%, due 9/4/15 (a)	4,000,000	4,000,000
Wells Fargo Bank NA
0.235%, due 3/6/15 (a)	3,815,000	3,815,000
0.256%, due 4/2/15 (a)	3,875,000	3,875,000
		27,350,000
Financial Company Commercial Paper 12.3%
Bank of Nova Scotia (The) 0.12%, due 2/27/15 (b)(c)	5,000,000	4,999,567
Caterpillar Financial Services Corp. 0.13%, due 3/11/15 (b)	3,000,000	2,999,588
Commonwealth Bank of Australia 0.254%, due 10/7/15 (a)(b)(c)	4,015,000	4,015,000
CPPIB Capital, Inc.
0.12%, due 3/17/15 (b)(c)	3,055,000	3,054,552
0.12%, due 3/24/15 (b)(c)	6,125,000	6,123,959
0.16%, due 3/4/15 (b)(c)	2,420,000	2,419,666
John Deere Bank SA 0.11%, due 2/10/15 (b)(c)	2,000,000	1,999,945
Massachusetts Mutual Life Insurance Co. 0.10%, due 2/20/15 (b)(c)	6,250,000	6,249,670
National Rural Utilities Cooperative Finance Corp. 0.13%, due 2/24/15 (b)	4,070,000	4,069,662
Nationwide Life Insurance Co.
0.14%, due 2/9/15 (b)(c)	3,930,000	3,929,878
0.15%, due 3/19/15 (b)(c)	3,235,000	3,234,380
Private Export Funding Corp. 0.16%, due 2/20/15 (b)(c)	4,045,000	4,044,658
		47,140,525
Government Agency Debt 3.2%
Federal Agricultural Mortgage Corp.
0.06%, due 2/2/15	4,000,000	3,999,993
0.095%, due 2/27/15	4,200,000	4,199,712
Federal Home Loan Bank 0.08%, due 2/6/15	4,000,000	3,999,956
		12,199,661
Other Commercial Paper 55.3%
3M Co. 0.09%, due 2/24/15 (b)(c)	7,500,000	7,499,569
Air Products & Chemicals, Inc.
0.12%, due 2/27/15 (b)(c)	2,430,000	2,429,789
0.13%, due 2/9/15 (b)(c)	6,500,000	6,499,812
Apple, Inc. 0.08%, due 2/25/15 (b)(c)	4,840,000	4,839,742
Archer-Daniels-Midland Co. 0.11%, due 2/4/15 (b)(c)	4,000,000	3,999,963
Army and Air Force Exchange Service 0.10%, due 2/25/15 (b)(c)	6,125,000	6,124,592
Colgate-Palmolive Co. 0.09%, due 2/2/15 (b)(c)	7,500,000	7,499,981
ConocoPhillips Qatar Funding Ltd.
0.13%, due 2/6/15 (b)(c)	4,120,000	4,119,926
0.15%, due 2/23/15 (b)(c)	1,500,000	1,499,862
Eli Lilly & Co. 0.12%, due 2/24/15 (b)(c)	4,140,000	4,139,683
Estee Lauder Cos., Inc. (The) 0.10%, due 2/3/15 (b)(c)	5,000,000	4,999,972
Exxon Mobil Corp.
0.07%, due 2/13/15 (b)	2,500,000	2,499,942
0.10%, due 2/10/15 (b)	4,000,000	3,999,900
General Electric Co. 0.07%, due 2/9/15 (b)	5,150,000	5,149,920
Illinois Tool Works, Inc. 0.11%, due 2/18/15 (b)(c)	6,125,000	6,124,682
Johnson & Johnson 0.06%, due 2/18/15 (b)(c)	6,000,000	5,999,830
Kimberly-Clark Corp.
0.11%, due 3/30/15 (b)(c)	3,055,000	3,054,468
0.12%, due 2/17/15 (b)(c)	5,000,000	4,999,733
L'Oreal U.S.A., Inc. 0.12%, due 2/17/15 (b)(c)	4,070,000	4,069,783
McDonald's Corp. 0.10%, due 3/31/15 (b)(c)	6,000,000	5,999,033
Merck & Co., Inc.
0.09%, due 2/11/15 (b)(c)	5,175,000	5,174,871
0.13%, due 2/17/15 (b)(c)	7,500,000	7,499,567
Microsoft Corp.
0.08%, due 3/4/15 (b)(c)	4,100,000	4,099,718
0.09%, due 2/18/15 (b)(c)	2,000,000	1,999,915
Northern Illinois Gas Co.
0.30%, due 2/13/15 (b)	5,060,000	5,059,494
0.35%, due 2/10/15 (b)	5,170,000	5,169,548
NSTAR Electric Co. 0.21%, due 2/9/15 (b)	6,125,000	6,124,714
PACCAR Financial Corp. 0.10%, due 2/10/15 (b)	4,000,000	3,999,900
PepsiCo, Inc.
0.10%, due 2/25/15 (b)(c)	6,160,000	6,159,589
0.10%, due 3/11/15 (b)(c)	1,020,000	1,019,892
0.10%, due 3/23/15 (b)(c)	5,060,000	5,059,297
Province of British Columbia
0.08%, due 2/27/15 (b)	5,155,000	5,154,702
0.10%, due 2/20/15 (b)	7,500,000	7,499,604
Province of Ontario Canada
0.11%, due 2/3/15 (b)	5,170,000	5,169,968
0.11%, due 3/13/15 (b)	1,730,000	1,729,789
Province of Quebec Canada 0.10%, due 2/23/15 (b)(c)	5,150,000	5,149,685
Sanofi
0.10%, due 2/25/15 (b)(c)	6,080,000	6,079,595
0.11%, due 3/31/15 (b)(c)	5,165,000	5,164,085
Southern Co. (The)
0.19%, due 2/4/15 (b)(c)	5,740,000	5,739,909
0.22%, due 2/23/15 (b)(c)	4,080,000	4,079,451
UnitedHealth Group, Inc.
0.16%, due 2/2/15 (b)(c)	4,085,000	4,084,982
0.26%, due 2/11/15 (b)(c)	4,110,000	4,109,703
Walt Disney Co. (The) 0.06%, due 2/17/15 (b)(c)	5,000,000	4,999,867
WGL Holdings, Inc.
0.18%, due 2/18/15 (b)(c)	2,430,000	2,429,793
0.20%, due 2/2/15 (b)(c)	4,000,000	3,999,978
		212,307,798
Other Notes 3.2%
Bank of New York Mellon Corp. (The) 0.487%, due 10/23/15 (a)	2,185,000	2,188,212
Dell Equipment Finance Trust Series 2014-1, Class A1 0.26%, due 8/14/15 (c)	713,752	713,752
GE Equipment Transportation LLC Series 2014-1, Class A1 0.20%, due 6/23/15	98,919	98,919
Hyundai Auto Lease Securitization Trust Series 2014-B, Class A1 0.20%, due 7/15/15 (c)	265,862	265,862
John Deere Owner Trust Series 2014-B, Class A1 0.21%, due 9/24/15	1,247,103	1,247,103
National Rural Utilities Cooperative Finance Corp. 0.304%, due 5/1/15 (a)	3,890,000	3,890,000
United Technologies Corp. 0.734%, due 6/1/15 (a)	4,030,000	4,036,730
		12,440,578
Treasury Debt 12.0%
United States Treasury Notes
0.125%, due 4/30/15	1,950,000	1,950,221
0.25%, due 2/28/15	3,840,000	3,840,280
0.25%, due 3/31/15	3,870,000	3,870,653
0.25%, due 5/31/15	1,950,000	1,950,991
0.25%, due 7/31/15	3,150,000	3,151,976
0.25%, due 9/30/15	4,030,000	4,032,908
0.25%, due 10/31/15	3,950,000	3,953,256
0.25%, due 11/30/15	4,000,000	4,002,866
0.25%, due 12/31/15	3,970,000	3,972,353
0.25%, due 2/29/16	4,055,000	4,056,725
0.375%, due 6/30/15	3,900,000	3,903,913
0.375%, due 8/31/15	3,150,000	3,153,989
0.375%, due 1/31/16	4,125,000	4,127,816
		45,967,947
Treasury Repurchase Agreements 5.8%
Bank of America N.A. 0.05%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $5,000,021 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 11/15/16, with a Principal Amount of $5,079,100 and a Market Value of $5,100,052)	5,000,000	5,000,000
Bank of Montreal 0.05%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $5,000,021 (Collateralized by United States Treasury securities with rates between 0.00% and 2.50% and maturity dates between 1/7/16 and 5/15/24 with a Principal Amount of $4,764,100 and a Market Value of $5,100,052)	5,000,000	5,000,000
TD Securities (U.S.A.) LLC 0.05%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $12,131,051 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 12/31/15, with a Principal Amount of $12,138,000 and a Market Value of $12,373,684)	12,131,000	12,131,000
		22,131,000
Total Short-Term Investments (Amortized Cost $379,537,509) (d)	98.9%	379,537,509

Other Assets, Less Liabilities	1.1	4,380,596
Net Assets	100.0%	$383,918,105

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$27,350,000	$—	$27,350,000
Financial Company Commercial Paper	—	47,140,525	—	47,140,525
Government Agency Debt	—	12,199,661	—	12,199,661
Other Commercial Paper	—	212,307,798	—	212,307,798
Other Notes	—	12,440,578	—	12,440,578
Treasury Debt	—	45,967,947	—	45,967,947
Treasury Repurchase Agreements	—	22,131,000	—	22,131,000
Total Investments in Securities	$—	$379,537,509	$—	$379,537,509

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 97.0% †
	Alabama 0.2%
	Jefferson County, Alabama, Revenue Bonds Insured: AGM 5.50%, due 1/1/21	$2,380,000	$2,386,474

	Alaska 0.4%
	Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	4,026,517

	California 19.4%
	Alum Rock Union Elementary School District, Election of 2008, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	3,040,000	3,432,403
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	15,675,000	17,024,774
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	4,700,000	5,958,002
	California Communities, Installment Sale, Certificates of Participation Series B 5.25%, due 6/1/42	2,500,000	2,843,150
	California Educational Facilities Authority, Revenue Bonds 6.125%, due 10/1/30	1,525,000	1,888,758
	California Health Facilities Financing Authority, Catholic Healthcare, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,569,490
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	1,085,000	1,089,883
	California State Public Works Board, University Project, Revenue Bonds Series H 5.00%, due 9/1/29	7,455,000	8,874,283
	California State Public Works Revenue, Various Capital Project, Revenue Bonds Series G1 5.75%, due 10/1/30	1,400,000	1,676,948
	California State, Unlimited General Obligation
	6.00%, due 11/1/35	2,500,000	3,073,525
	6.25%, due 11/1/34	4,000,000	4,972,280
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	1,990,000	2,128,007
	California Statewide Communities Development Authority, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,693,167
	Ceres Unified School District, Unlimited General Obligation Series A (zero coupon), due 8/1/37	4,150,000	1,116,184
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	5,559,176
	Series C (zero coupon), due 8/1/36	15,500,000	5,404,230
	Fresno, California Unified School District Education, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	2,352,060
	Series G (zero coupon), due 8/1/33	10,000,000	3,636,100
	Series G (zero coupon), due 8/1/41	23,485,000	4,820,531
	Hayward Unified School District, Unlimited General Obligation
	Series A, Insured: AGM (zero coupon), due 8/1/36	12,500,000	3,334,375
	Series A, Insured: AGM (zero coupon), due 8/1/37	7,000,000	1,726,900
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/46	53,000,000	7,265,240
	Morongo, California Unified School District Election, Unlimited General Obligation Series B, Insured: GTY 5.25%, due 8/1/38	2,880,000	3,059,395
	Oceanside, California Unified School District, Capital Appreciation Election, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	11,555,000	1,313,226
	Palomar Pomerado Health Election, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 8/1/34	8,910,000	9,010,772
	Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	4,910,750
	Peralta Community College District, Unlimited General Obligation Series A, Insured: NATL-RE 5.00%, due 8/1/31	4,655,000	4,985,459
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,843,647
	Port of Los Angeles, Harbor Department, Revenue Bonds Series A 5.00%, due 8/1/36 (a)	1,000,000	1,177,880
	Riverside County Transportation Commission, Revenue Bonds Series A 5.25%, due 6/1/30	3,000,000	3,706,200
	Sacramento Unified School District, General Obligation Insured: AGM 5.00%, due 7/1/31	3,955,000	4,568,579
	San Bernardino City Unified School District, Election, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,167,910
	San Francisco, CA, Public Utilities Commission Water, Revenue Bonds 5.00%, due 11/1/43	8,975,000	10,338,841
	San Lorenzo, California Unified School District, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,521,453
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/48	25,705,000	2,525,516
	Santa Ana Unified School District, Unlimited General Obligation Series B, Insured: GTY (zero coupon), due 8/1/47	50,000,000	12,833,500
	Stockton, California Unified School District, Election 2005, Unlimited General Obligation Insured: NATL-RE 4.55%, due 9/1/30	11,995,000	12,119,028
	Twin Rivers Unified School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,350,000	2,751,719
	Vacaville Unified School District, Unlimited General Obligation Insured: BAM 5.00%, due 8/1/31	7,105,000	8,512,714
	Val Verde Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 8/1/38	7,500,000	8,740,800
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	3,500,000	4,098,325
	Westminster School District, CABS, Election 2008, Unlimited General Obligation
	Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	1,877,334
	Series B, Insured: BAM (zero coupon), due 8/1/53	6,500,000	582,270
			201,084,784
	Colorado 0.5%
	E-470 Public Highway Authority Colorado, Revenue Bonds Series B-1, Insured: NATL-RE 5.50%, due 9/1/24	3,000,000	3,081,660
	Park Creek Metropolitan District, Revenue Bonds Series A, Insured: AGM 6.125%, due 12/1/41	1,600,000	1,931,568
			5,013,228
	Connecticut 1.0%
	Hartford, CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,909,600
	Series A 5.00%, due 4/1/29	1,250,000	1,481,387
	Series A, Insured: AGM 5.00%, due 4/1/32	275,000	324,273
	State of Connecticut Special Tax Revenue, Transportation Infrastructure, Revenue Bonds Series A 5.00%, due 9/1/30	5,000,000	6,112,000
			10,827,260
	District of Columbia 2.9%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,218,589
	5.00%, due 6/1/42	5,500,000	5,872,845
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/43	1,000,000	1,186,910
	6.00%, due 7/1/48	1,575,000	1,856,767
	District of Columbia, Tax Allocation
	5.00%, due 6/1/27	525,000	587,307
	5.00%, due 6/1/28	1,445,000	1,609,253
¤	Metropolitan Washington Airports Authority, Revenue Bonds
	Series C, Insured: GTY (zero coupon), due 10/1/41	8,000,000	9,636,880
	Series B (zero coupon), due 10/1/44	7,140,000	7,841,505
			29,810,056
	Florida 4.5%
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	15,000,000	15,933,900
	Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds Series A 5.00%, due 10/1/31	13,900,000	16,233,115
	Miami-Dade County Florida Aviation, Miami International Airport, Revenue Bonds Series A, Insured: AGM 5.25%, due 10/1/41 (a)	11,000,000	12,269,840
	Miami-Dade County Florida Solid Waste System, Revenue Bonds Insured: NATL-RE 5.00%, due 10/1/19	1,735,000	1,790,486
	Miami-Dade County Florida, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/38	245,000	72,358
			46,299,699
	Georgia 0.7%
	Atlanta, Georgia Water & Wastewater, Revenue Bonds Series A 6.25%, due 11/1/39	4,125,000	4,932,056
	Fulton County Georgia Development Authority, Piedmont Healthcare, Inc., Revenue Bonds Series A 5.00%, due 6/15/32	1,700,000	1,904,255
			6,836,311
	Guam 2.2%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 5.00%, due 10/1/21 (a)	5,500,000	6,387,315
	Series C, Insured: AGM 6.125%, due 10/1/43 (a)	5,000,000	6,095,100
	Guam Government, Revenue Bonds Series A 6.50%, due 11/1/40	2,700,000	3,330,234
	Guam Power Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/30	4,935,000	5,806,077
	Series A, Insured: AGM 5.00%, due 10/1/44	655,000	775,088
			22,393,814
	Hawaii 1.3%
	Hawaii State Department of Budget and Finance, Hawaiian Electric Co., Revenue Bonds
	Series B, Insured: FGIC 4.60%, due 5/1/26 (a)	1,450,000	1,507,289
	6.50%, due 7/1/39	3,000,000	3,517,590
	Hawaii State Department of Budget and Finance, Queens Health System, Revenue Bonds Series A 5.00%, due 7/1/35	7,500,000	8,862,975
			13,887,854
	Illinois 9.4%
¤	Chicago Board of Education, Unlimited General Obligation
	Series A 5.00%, due 12/1/42	10,000,000	10,556,300
	Series A, Insured: AGM 5.50%, due 12/1/39	12,750,000	14,051,520
	Chicago, Illinois Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,431,718
¤	Chicago, Illinois O' Hare International Airport, Revenue Bonds
	Series A Insured: NATL-RE 5.00%, due 1/1/31	2,905,000	2,917,143
	Series A, Insured: AGM 5.00%, due 1/1/33	7,000,000	7,553,210
	Series D 5.25%, due 1/1/29	7,555,000	8,979,420
	Series A 5.625%, due 1/1/35	1,950,000	2,290,353
	Chicago, Wastewater Transmission, Revenue Bonds
	5.00%, due 1/1/28	1,000,000	1,176,880
	5.00%, due 1/1/33	1,000,000	1,152,940
	5.00%, due 1/1/39	2,500,000	2,852,975
	5.00%, due 1/1/44	7,540,000	8,579,464
	Illinois Finance Authority, Ingalls Health System, Revenue Bonds
	5.00%, due 5/15/25	1,120,000	1,246,224
	5.00%, due 5/15/26	1,175,000	1,300,984
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	11,550,240
	Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,873,050
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	265,126
	Series A 5.00%, due 1/1/20	205,000	237,318
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds Series A 5.50%, due 6/15/50	9,730,000	10,841,944
			96,856,809
	Indiana 1.1%
	Indiana State Finance Authority, Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,495,031
	Series A 5.00%, due 2/1/25	4,425,000	5,232,607
	Series B 5.00%, due 2/1/26	2,320,000	2,729,828
	Indianapolis, Indiana Public Improvement Bond Bank, Revenue Bonds Series A, Insured: GTY 5.50%, due 1/1/38	1,100,000	1,253,340
			11,710,806
	Louisiana 1.8%
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,655,000	4,344,772
	Louisiana Public Facilities Authority, Franciscan Missionaries, Revenue Bonds 6.75%, due 7/1/39	3,000,000	3,546,810
	Louisiana Public Facilities Authority, Ochsner Clinic, Revenue Bonds 6.25%, due 5/15/31	5,690,000	6,838,583
	Louisiana State Citizens Property Insurance Corp., Revenue Bonds
	Series B, Insured: AMBAC 5.00%, due 6/1/20	2,340,000	2,478,294
	Series C-3, Insured: GTY 6.125%, due 6/1/25	1,000,000	1,158,960
			18,367,419
	Maryland 0.4%
	Maryland Health and Higher Educational Facilities Authority, Peninsula Regional Medical Center, Revenue Bonds 5.00%, due 7/1/39	3,600,000	4,194,936

	Massachusetts 2.9%
	Commonwealth of Massachusetts, General Obligation Series C 4.00%, due 7/1/31	12,170,000	13,399,048
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (a)	1,740,000	1,914,870
	Series I 6.00%, due 1/1/28	2,340,000	2,501,554
	Massachusetts State Health & Educational Facilities Authority, Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	2,000,000	2,370,200
	Series A 6.25%, due 7/1/30	6,400,000	7,603,136
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,375,840
			30,164,648
	Michigan 7.2%
	Detroit, Michigan Distribution State Aid, General Obligation Limited 5.25%, due 11/1/35	5,150,000	5,689,050
	Detroit, Michigan Sewerage Disposal System, Revenue Bonds Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,145,380
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds
	Series A 5.25%, due 7/1/39	4,150,000	4,575,209
	Series C-1, Insured: AGM 7.00%, due 7/1/27	8,380,000	9,833,260
	Detroit, Michigan Water Supply System, Revenue Bonds
	Series D, Insured: AGM 4.625%, due 7/1/32	1,535,000	1,544,517
	Series A, Insured: AGM 5.00%, due 7/1/34	1,600,000	1,648,160
	Series A 5.25%, due 7/1/41	3,015,000	3,285,174
	Series A 5.75%, due 7/1/37	5,550,000	6,224,935
¤	Detroit, Michigan, City School District, Improvement School Building and Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	867,548
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	8,636,325
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	4,131,651
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	5,131,489
	Michigan Finance Authority Revenue, Local Government Loan Program, Revenue Bonds
	Insured: AGM 5.00%, due 7/1/28	500,000	583,750
	Series C 5.00%, due 11/1/28	7,290,000	8,238,356
	Insured: NATL 5.00%, due 7/1/36	500,000	563,575
	Michigan Finance Authority, Revenue Bonds
	5.00%, due 6/1/18	175,000	194,905
	5.00%, due 6/1/19	1,300,000	1,478,958
	5.00%, due 6/1/20	950,000	1,098,057
	Second Lien - Series C-1 5.00%, due 7/1/44	2,500,000	2,707,425
	5.50%, due 6/1/21	5,000,000	5,805,050
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/34	250,000	224,795
			74,607,569
	Nebraska 2.6%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/32	2,000,000	2,257,960
	5.00%, due 9/1/42	9,675,000	10,777,466
	5.25%, due 9/1/37	12,000,000	13,619,040
			26,654,466
	New Hampshire 0.2%
	Manchester, NH General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	2,051,136

	New Jersey 3.6%
	New Jersey Economic Development Authority, MSU Student Housing Project, Provident Group-Montclair LLC, Revenue Bonds 5.375%, due 6/1/25	4,500,000	5,024,790
	New Jersey Economic Development Authority, Revenue Bonds
	5.00%, due 1/1/28 (a)	1,000,000	1,138,690
	Insured: AGM 5.00%, due 1/1/31 (a)	3,000,000	3,411,060
	5.50%, due 1/1/26 (a)	1,000,000	1,198,680
	5.50%, due 1/1/27 (a)	500,000	592,875
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	Series A 5.25%, due 7/1/26	3,710,000	4,304,453
	Insured: GTY 5.25%, due 1/1/31	2,760,000	3,047,840
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.50%, due 12/1/26 (a)	4,130,000	4,712,082
	New Jersey State Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: GTY 6.125%, due 6/1/30 (a)	3,430,000	3,772,280
	New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series A 5.00%, due 6/15/42	3,415,000	3,745,299
	Newark, New Jersey Housing Authority, South Ward Police Facility, Revenue Bonds
	Insured: GTY 5.75%, due 12/1/30	1,135,000	1,325,941
	Insured: GTY 6.75%, due 12/1/38	4,000,000	4,860,160
			37,134,150
	New Mexico 0.2%
	Farmington Pollution Control, Revenue Bonds 5.90%, due 6/1/40	2,000,000	2,260,760

	New York 3.5%
	Build NYC Resource Corp., Parking Facility, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/19	975,000	1,129,781
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,208,444
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,279,766
	Insured: AGM 5.00%, due 12/15/22	740,000	887,904
	City of New York, Unlimited General Obligation Series H-5 0.12%, due 3/1/34 (b)	4,685,000	4,685,000
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series 2A 0.12%, due 11/1/22 (b)	3,900,000	3,900,000
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	5,000,000	5,724,900
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	9,815,000	11,369,304
	New York State Dormitory Authority, Revenue Bonds
	Series C 5.00%, due 3/15/38	5,000,000	5,908,900
	5.50%, due 7/1/40	465,000	539,637
			36,633,636
	North Carolina 0.4%
	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,171,190
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: GTY 5.75%, due 1/1/39	3,000,000	3,432,990
			4,604,180
	North Dakota 0.4%
	Grand Forks Health Care, ND, Altra Health System, Revenue Bonds 5.00%, due 12/1/35	4,000,000	4,403,960

	Ohio 4.6%
¤	American Municipal Power, Inc., Revenue Bonds
	Series A 5.25%, due 2/15/30	15,000,000	17,690,550
	Series A 5.25%, due 2/15/31	12,055,000	14,200,187
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,356,279
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,302,100
	Middletown City School District, School Improvement, Unlimited General Obligation 5.25%, due 12/1/48	9,070,000	10,599,384
			47,148,500
	Oklahoma 1.0%
	University of Oklahoma, Revenue Bonds Series A 5.00%, due 7/1/44	8,405,000	9,903,612

	Pennsylvania 3.2%
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	205,394
	Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds 6.00%, due 7/1/53	10,950,000	13,425,247
	Pennsylvania State Turnpike Commission, Revenue Bonds Series B 5.75%, due 6/1/39	4,000,000	4,604,720
	Pennsylvania Turnpike Commission, Revenue Bonds Series B 5.25%, due 12/1/44	6,925,000	8,159,381
	Philadelphia, PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	6,273,923
			32,668,665
	Puerto Rico 4.9%
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/35	8,750,000	8,805,125
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	100,000	105,707
	Puerto Rico Commonwealth, Public Improvement, Unlimited General Obligation Series A, Insured: NATL-RE 5.50%, due 7/1/20	1,180,000	1,255,095
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series UU, Insured: AGC 4.25%, due 7/1/27	265,000	247,722
	Series RR, Insured: NATL-RE 5.00%, due 7/1/21	120,000	120,126
	Series RR, Insured: NATL-RE 5.00%, due 7/1/22	450,000	450,288
	Series SS, Insured: NATL-RE 5.00%, due 7/1/23	500,000	500,030
	Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	226,339
	Series PP, Insured: NATL-RE 5.00%, due 7/1/25	240,000	239,297
	Puerto Rico Highways & Transportation Authority, Commonwealth Highway, Revenue Bonds Series J, Insured: NATL-RE 5.00%, due 7/1/29	265,000	265,011
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series D, Insured: AGM 5.00%, due 7/1/27	250,000	250,072
	Series L, Insured: NATL-RE 5.25%, due 7/1/24	1,705,000	1,798,877
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	7,975,000	8,341,212
	Series N, Insured: GTY 5.25%, due 7/1/36	12,685,000	13,422,125
	Series N, Insured: AGM, GTY 5.50%, due 7/1/29	10,000,000	10,924,000
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	100,000	100,306
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE, XLCA 5.25%, due 7/1/23	170,000	177,334
	Insured: NATL-RE 6.00%, due 7/1/27	3,410,000	3,479,121
			50,707,787
	South Carolina 0.9%
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: GTY 5.75%, due 1/1/34	5,320,000	6,362,188
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds Series A 5.25%, due 8/1/30	2,955,000	3,498,188
			9,860,376

	South Dakota 0.2%
	Harrisburg School District No. 41-2, Unlimited General Obligation 5.00%, due 7/15/33	1,370,000	1,578,870

	Tennessee 1.7%
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds 6.00%, due 7/1/38	3,605,000	4,184,179
	Johnson City Tennessee Health & Educational Facilities Board Hospital, Revenue Bonds Series A 6.50%, due 7/1/38	6,500,000	7,710,300
	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Series B, Insured: AGM 0.03%, due 6/1/42 (b)	5,800,000	5,800,000
			17,694,479
	Texas 9.5%
	Central Texas Regional Mobility Authority, Revenue Bonds 5.75%, due 1/1/31	2,100,000	2,460,717
	Central Texas Turnpike System, Revenue Bonds Series C 5.00%, due 8/15/34	5,000,000	5,726,100
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds 5.00%, due 8/15/42	500,000	547,505
	Dallas/Fort Worth International Airport, Revenue Bonds
	Series A 5.00%, due 11/1/38 (a)	10,000,000	11,270,300
	Series A 5.00%, due 11/1/43 (a)	2,500,000	2,794,350
	Harris County-Houston Sports Authority, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 11/15/40	17,115,000	4,906,528
	Houston Higher Education Finance Corp., Revenue Bonds
	Series A 6.50%, due 5/15/31	1,050,000	1,314,674
	Series A 6.875%, due 5/15/41	6,400,000	8,149,248
	Houston, Texas Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B 5.00%, due 9/1/31	2,000,000	2,078,820
	North Texas Tollway Authority, Revenue Bonds Series F 5.75%, due 1/1/38	1,800,000	2,006,208
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,275,000	1,531,734
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/30	19,250,000	21,744,607
¤	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	6,835,000	8,391,671
	Series Lien-LBG 7.50%, due 6/30/32	4,095,000	5,148,562
	7.50%, due 6/30/33	5,500,000	6,905,525
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	8,000,000	9,617,840
	Texas State Public Finance Authority, Charter School Finance Corp., Revenue Bonds Series A 6.20%, due 2/15/40	1,000,000	1,165,720
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/36	10,000,000	2,762,200
			98,522,309
	U.S. Virgin Islands 2.8%
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds Series A 5.00%, due 10/1/32	5,100,000	5,734,491
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	5,000,000	5,787,400
¤	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	15,125,000	17,305,722
			28,827,613
	Utah 0.0%‡
	Herriman, Utah, Special Assessment 5.00%, due 11/1/29	425,000	448,494

	Washington 0.6%
	King County Washington Public Hospital District No. 1, General Obligation Series B 5.25%, due 12/1/37	6,000,000	6,568,020

	Wisconsin 0.7%
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	4,183,891
	Series A 5.00%, due 12/15/32	2,850,000	3,240,621
			7,424,512
	Wyoming 0.1%
	West Park Hospital District, Revenue Bonds Series A 6.375%, due 6/1/26	1,000,000	1,182,360
	Total Investments (Cost $924,148,881) (e)	97.0%	1,004,746,069
	Other Assets, Less Liabilities	3.0	30,880,260
	Net Assets	100.0%	$1,035,626,329

		Contracts Short	Unrealized Appreciation (Depreciation) (c)
	Futures Contracts (1.0%)
	United States Treasury Note March 2015 (10 Year) (d)	(1,255)	$(5,970,120)
	United StatesTreasury Bond March 2015 (d)	(400)	(4,375,860)
	Total Futures Contracts (Notional Amount $224,760,625)		$(10,345,980)

¤	Among the Fund's 10 largest issuers held, as of January 31, 2015. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2015.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(d)	As of January 31, 2015, cash in the amount of $2,734,250 was on deposit with a broker for futures transactions.
(e)	As of January 31, 2015, cost was $924,376,039 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$81,024,641
Gross unrealized depreciation	(654,611)
Net unrealized appreciation	$80,370,030

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
FGIC	—Financial Guaranty Insurance Co.
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$1,004,746,069	$—	$1,004,746,069
Total Investments in Securities	$—	$1,004,746,069	$—	$1,004,746,069

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(10,345,980)	$—	$—	$(10,345,980)
Total Other Financial Instruments	$(10,345,980)	$—	$—	$(10,345,980)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 94.8%†
	Asset-Backed Securities 0.2%
	Home Equity 0.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.23%, due 10/25/36 (a)		$383,103	$345,925
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.24%, due 5/25/37 (a)		155,958	99,786
	First NLC Trust Series 2007-1, Class A1 0.24%, due 8/25/37 (a)(b)		419,313	236,148
	GSAA Home Equity Trust Series 2006-14, Class A1 0.22%, due 9/25/36 (a)		903,844	487,241
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.30%, due 4/25/37 (a)		157,209	148,539
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.27%, due 4/25/37 (a)		168,247	163,425
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.27%, due 3/25/47 (a)		196,450	125,609
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.22%, due 11/25/36 (a)		110,156	51,607
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.27%, due 9/25/36 (a)		376,733	209,655
	Series 2006-HE8, Class A2B 0.27%, due 10/25/36 (a)		197,532	121,208
	Series 2007-HE4, Class A2A 0.28%, due 2/25/37 (a)		101,671	48,575
	Series 2007-NC2, Class A2FP 0.32%, due 2/25/37 (a)		393,788	246,752
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		901,017	484,111
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.26%, due 5/25/37 (a)		480,033	310,491
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.25%, due 6/25/37 (a)		409,963	243,190
	Series 2006-EQ2, Class A2 0.28%, due 1/25/37 (a)		265,588	180,627
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.28%, due 9/25/37 (a)		1,033,214	502,347
				4,005,236
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.553%, due 5/25/29 (a)		1,478,221	1,431,437

	Total Asset-Backed Securities (Cost $6,591,198)			5,436,673

	Convertible Bonds 0.4%
	Leisure Time 0.3%
	Jarden Corp. 1.125%, due 3/15/34 (b)		7,300,000	8,390,437

	Transportation 0.1%
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		1,900,000	1,571,063

	Total Convertible Bonds (Cost $9,379,837)			9,961,500

	Corporate Bonds 75.5%
	Advertising 0.1%
	Lamar Media Corp. 5.00%, due 5/1/23		3,525,000	3,551,438

	Aerospace & Defense 1.5%
	Alliant Techsystems, Inc.
	5.25%, due 10/1/21 (b)		4,250,000	4,260,625
	6.875%, due 9/15/20		3,889,000	4,141,785
	KLX, Inc. 5.875%, due 12/1/22 (b)		11,735,000	11,588,312
	Moog, Inc. 5.25%, due 12/1/22 (b)		5,505,000	5,615,100
	TransDigm, Inc.
	6.00%, due 7/15/22		5,500,000	5,486,250
	7.50%, due 7/15/21		4,440,000	4,706,400
				35,798,472
	Airlines 0.6%
	Continental Airlines, Inc.
	Series 2003-ERJ1 7.875%, due 1/2/20		326,588	344,550
	Series 2005-ERJ1 9.798%, due 10/1/22		549,334	609,760
	Delta Air Lines, Inc. Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20		1,109,681	1,209,552
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24		7,933,955	8,905,865
	U.S. Airways, Inc. Series 2012-1 Class A Pass Through Trust 5.90%, due 4/1/26		2,585,462	2,934,499
				14,004,226
	Auto Manufacturers 1.1%
	Chrysler Group LLC / CG Co-Issuer, Inc.
	8.00%, due 6/15/19		1,600,000	1,682,000
	8.25%, due 6/15/21		4,590,000	5,106,375
	Ford Holdings LLC 9.30%, due 3/1/30 (d)		127,000	197,930
	Ford Motor Co. 8.90%, due 1/15/32		3,009,000	4,480,732
	General Motors Co. 3.50%, due 10/2/18		3,000,000	3,075,000
	Navistar International Corp. 8.25%, due 11/1/21		12,049,000	11,762,836
				26,304,873
	Auto Parts & Equipment 1.4%
	Dana Holding Corp. 5.375%, due 9/15/21		9,575,000	9,838,312
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21		6,977,000	7,491,554
	7.00%, due 5/15/22		1,000,000	1,082,500
	MPG Holdco I, Inc. 7.375%, due 10/15/22 (b)		12,480,000	12,979,200
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (b)		3,475,000	3,501,063
				34,892,629
	Banks 6.9%
	Banco de Bogota S.A. 5.375%, due 2/19/23 (b)		9,400,000	9,620,900
	Banco do Brasil S.A. 5.875%, due 1/19/23 (b)		6,400,000	6,456,000
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (b)		6,415,000	6,487,169
¤	Bank of America Corp.
	3.30%, due 1/11/23		510,000	521,106
	4.25%, due 10/22/26		7,260,000	7,538,711
	5.125%, due 12/29/49 (a)		8,395,000	8,200,866
	5.625%, due 7/1/20		1,720,000	1,995,817
	6.11%, due 1/29/37		2,807,000	3,462,732
	7.625%, due 6/1/19		420,000	513,661
	8.57%, due 11/15/24		1,645,000	2,268,103
	Barclays Bank PLC 5.14%, due 10/14/20 (d)		8,037,000	9,010,634
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (b)		9,075,000	10,258,198
	CIT Group, Inc.
	3.875%, due 2/19/19		2,037,000	2,031,908
	5.00%, due 8/1/23		2,000,000	2,105,000
	6.625%, due 4/1/18 (b)		1,750,000	1,885,625
	Citigroup, Inc. 6.30%, due 12/29/49 (a)		10,800,000	10,864,120
	Discover Bank 7.00%, due 4/15/20		3,895,000	4,691,091
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23		7,257,000	7,566,010
	HSBC Holdings PLC 6.375%, due 12/29/49 (a)		12,615,000	12,936,809
	ICICI Bank, Ltd. Series Reg S 6.375%, due 4/30/22 (a)		2,000,000	2,070,000
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)		7,595,000	7,744,523
	7.90%, due 4/29/49 (a)		3,650,000	3,922,611
	Mellon Capital III 6.369%, due 9/5/66 (a)	GBP	2,950,000	4,621,025
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)		$9,300,000	10,110,021
¤	Morgan Stanley
	4.875%, due 11/1/22		4,287,000	4,659,399
	5.00%, due 11/24/25		2,465,000	2,711,337
	5.45%, due 7/29/49 (a)		11,425,000	11,611,570
	RBS Citizens Financial Group, Inc. 4.15%, due 9/28/22 (b)		2,270,000	2,392,412
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		10,050,000	10,326,375
				168,583,733
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (b)		1,980,000	2,118,095

	Building Materials 1.7%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		1,223,000	1,012,032
	Building Materials Corporation of America 5.375%, due 11/15/24 (b)		14,450,000	14,666,750
	Cemex Finance LLC 6.00%, due 4/1/24 (b)		11,060,000	10,412,990
	Masco Corp. 7.125%, due 3/15/20		2,250,000	2,598,750
	USG Corp.
	5.875%, due 11/1/21 (b)		6,755,000	7,008,312
	6.30%, due 11/15/16		1,245,000	1,301,025
	7.875%, due 3/30/20 (b)		4,258,000	4,587,995
	9.75%, due 1/15/18		363,000	416,543
				42,004,397
	Chemicals 1.7%
	Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B.V. 7.375%, due 5/1/21 (b)		8,656,000	9,240,280
	Dow Chemical Co. (The) 8.55%, due 5/15/19		2,099,000	2,643,351
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20		2,385,000	2,240,409
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18		2,663,000	2,283,523
	Huntsman International LLC
	5.125%, due 4/15/21	EUR	3,275,000	3,875,054
	5.125%, due 11/15/22 (b)		$3,500,000	3,491,250
	8.625%, due 3/15/21		5,613,000	6,033,975
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20		5,212,000	5,420,480
	WR Grace & Co. 5.125%, due 10/1/21 (b)		6,410,000	6,666,400
				41,894,722
	Coal 0.3%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19 (d)		1,560,000	421,200
	7.50%, due 8/1/20 (b)		4,535,000	2,131,450
	Arch Coal, Inc. 8.00%, due 1/15/19 (b)		7,000,000	2,940,000
	Peabody Energy Corp. 7.375%, due 11/1/16		1,025,000	994,250
				6,486,900
	Commercial Services 2.1%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (b)		5,000,000	5,012,500
	5.50%, due 4/1/23		5,782,000	5,897,640
	Hertz Corp. (The)
	6.25%, due 10/15/22		8,500,000	8,691,250
	7.375%, due 1/15/21		1,630,000	1,719,487
	Iron Mountain Europe PLC 6.125%, due 9/15/22 (b)	GBP	4,475,000	6,976,158
	Iron Mountain, Inc.
	5.75%, due 8/15/24		$3,000,000	3,037,500
	6.00%, due 8/15/23		2,600,000	2,723,500
	7.75%, due 10/1/19		431,000	460,631
	8.375%, due 8/15/21		333,000	347,319
	Rent-A-Center, Inc. 4.75%, due 5/1/21		5,800,000	4,959,000
	United Rentals North America, Inc.
	5.75%, due 11/15/24		1,750,000	1,776,250
	6.125%, due 6/15/23		4,259,000	4,424,036
	8.375%, due 9/15/20		3,863,000	4,119,890
				50,145,161
	Computers 0.5%
	NCR Corp.
	5.00%, due 7/15/22		3,815,000	3,738,700
	6.375%, due 12/15/23		5,800,000	6,061,000
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19		1,050,000	1,055,250
	7.625%, due 11/15/20		1,895,000	2,020,544
				12,875,494
	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		5,470,000	5,770,850

	Diversified Financial Services 0.2%
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (a)	EUR	2,100,000	2,556,907
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)		1,223,000	1,427,298
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	GBP	815,000	1,333,137
				5,317,342
	Electric 2.0%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (b)		$7,700,000	7,988,750
	Calpine Corp. 5.75%, due 1/15/25		10,680,000	10,893,600
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		10,815,000	12,569,096
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		5,200,000	5,858,315
	5.292%, due 6/15/22 (c)		663,000	773,213
	IPALCO Enterprises, Inc. 7.25%, due 4/1/16 (b)		2,620,000	2,757,550
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)		7,793,280	7,832,090
				48,672,614
	Engineering & Construction 0.3%
	MasTec, Inc. 4.875%, due 3/15/23		1,704,000	1,584,720
	SBA Communications Corp. 4.875%, due 7/15/22 (b)		6,561,000	6,380,572
				7,965,292
	Entertainment 1.3%
	International Game Technology 5.50%, due 6/15/20		7,678,000	8,169,046
	Isle of Capri Casinos, Inc.
	7.75%, due 3/15/19		1,174,000	1,215,090
	8.875%, due 6/15/20		6,815,000	7,206,863
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		5,102,000	5,178,530
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22		3,000,000	3,142,500
¤	Scientific Games International, Inc.
	7.00%, due 1/1/22 (b)		1,010,000	1,021,363
	10.00%, due 12/1/22 (b)		7,400,000	6,789,500
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (e)(f)		6,519	4,563
				32,727,455
	Finance - Auto Loans 0.9%
¤	Ally Financial, Inc.
	3.50%, due 1/27/19 (d)		7,900,000	7,821,000
	8.00%, due 3/15/20		804,000	958,770
	8.00%, due 11/1/31		6,360,000	8,212,350
	Ford Motor Credit Co. LLC
	8.00%, due 12/15/16 (d)		22,000	24,635
	8.125%, due 1/15/20		3,361,000	4,221,067
	General Motors Financial Co., Inc. 3.25%, due 5/15/18		670,000	680,050
				21,917,872
	Finance - Commercial 0.3%
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		8,360,000	7,524,000

	Finance - Consumer Loans 1.6%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)(d)		4,575,000	4,637,220
	Navient Corp.
	5.00%, due 10/26/20		3,210,000	3,205,987
	8.00%, due 3/25/20		6,316,000	7,010,760
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		11,560,000	11,935,700
	Springleaf Finance Corp.
	5.25%, due 12/15/19		2,560,000	2,556,928
	6.00%, due 6/1/20		5,100,000	5,125,500
	7.75%, due 10/1/21		4,850,000	5,383,500
				39,855,595
	Finance - Credit Card 0.4%
	American Express Co. 6.80%, due 9/1/66 (a)(d)		5,901,000	6,225,555
	Capital One Bank USA N.A. 3.375%, due 2/15/23 (d)		3,000,000	3,051,912
				9,277,467
	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		813,000	840,099
	6.45%, due 6/8/27		1,100,000	1,172,117
				2,012,216
	Finance - Other Services 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,850,000	1,891,625
	6.00%, due 8/1/20		6,880,000	7,197,168
				9,088,793
	Food 2.9%
	Cosan Luxembourg S.A. 5.00%, due 3/14/23 (b)		5,600,000	4,831,680
¤	Grupo Bimbo S.A.B. de C.V.
	3.875%, due 6/27/24 (b)		4,000,000	4,124,120
	4.50%, due 1/25/22 (b)		11,004,000	11,820,167
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (b)		4,235,000	4,384,750
	JBS USA LLC / JBS USA Finance, Inc.
	5.875%, due 7/15/24 (b)		9,095,000	8,776,675
	8.25%, due 2/1/20 (b)		2,519,000	2,649,686
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		4,595,000	4,654,583
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (b)		9,175,000	8,830,937
	Premier Foods Finance PLC 6.50%, due 3/15/21 (b)	GBP	4,500,000	6,277,153
	Smithfield Foods, Inc. 7.75%, due 7/1/17		$1,361,000	1,515,814
	TreeHouse Foods, Inc. 4.875%, due 3/15/22		6,125,000	6,293,438
	Tyson Foods, Inc. 3.95%, due 8/15/24		5,450,000	5,853,305
	Virgolino de Oliveira Finance S.A.
	10.50%, due 1/28/18 (b)		5,100,000	204,000
	10.875%, due 1/13/20 (b)(g)		2,840,000	596,400
	11.75%, due 2/9/22 (b)		4,660,000	174,284
				70,986,992
	Food Services 0.4%
	Aramark Services, Inc. 5.75%, due 3/15/20		9,975,000	10,374,000

	Forest Products & Paper 0.8%
	Domtar Corp. 10.75%, due 6/1/17		1,363,000	1,616,376
	Fibria Overseas Finance, Ltd. 5.25%, due 5/12/24		10,900,000	10,981,750
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,945,000	3,996,188
	International Paper Co. 7.30%, due 11/15/39		693,000	964,590
	MeadWestvaco Corp. 7.375%, due 9/1/19		1,800,000	2,170,037
				19,728,941
	Gas 0.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19 (d)		4,467,000	4,601,010
	6.50%, due 5/20/21 (d)		741,000	763,230
				5,364,240
	Hand & Machine Tools 0.1%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (b)		3,188,000	3,419,130

	Health Care - Products 0.6%
	Alere, Inc. 6.50%, due 6/15/20		475,000	483,313
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18		6,025,000	6,612,437
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		4,485,000	4,260,750
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (b)		2,945,000	3,040,712
				14,397,212
	Health Care - Services 2.6%
	CHS / Community Health Systems, Inc.
	5.125%, due 8/1/21		6,950,000	7,219,312
	6.875%, due 2/1/22		3,500,000	3,717,438
	DaVita HealthCare Partners, Inc.
	5.125%, due 7/15/24		1,925,000	1,978,515
	5.75%, due 8/15/22		6,825,000	7,234,500
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (b)		2,500,000	2,762,500
	HCA, Inc.
	5.00%, due 3/15/24		9,645,000	10,320,150
	5.875%, due 3/15/22		2,500,000	2,787,500
	7.50%, due 2/15/22		2,000,000	2,343,800
¤	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (b)		11,045,000	11,459,187
	Tenet Healthcare Corp.
	5.50%, due 3/1/19 (b)		3,500,000	3,556,875
	6.00%, due 10/1/20		8,000,000	8,660,000
	8.125%, due 4/1/22		1,000,000	1,127,500
				63,167,277
	Holding Company - Diversified 0.4%
	Stena AB 7.00%, due 2/1/24 (b)		10,000,000	9,350,000

	Home Builders 4.0%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		4,206,000	3,995,700
	7.25%, due 2/1/23		1,000,000	950,000
	D.R. Horton, Inc.
	3.75%, due 3/1/19		4,750,000	4,732,187
	5.75%, due 8/15/23		4,250,000	4,568,750
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		3,100,000	2,883,000
	7.25%, due 10/15/20 (b)		8,110,000	8,333,025
	KB Home
	7.25%, due 6/15/18		3,300,000	3,502,125
	8.00%, due 3/15/20		2,250,000	2,359,688
	Lennar Corp.
	4.50%, due 6/15/19		5,800,000	5,858,000
	4.50%, due 11/15/19		7,400,000	7,400,000
	MDC Holdings, Inc.
	5.50%, due 1/15/24		7,025,000	6,779,125
	5.625%, due 2/1/20		1,608,000	1,692,420
	Meritage Homes Corp. 7.00%, due 4/1/22		8,800,000	9,284,000
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19		3,183,000	3,334,193
	Standard Pacific Corp.
	6.25%, due 12/15/21		2,875,000	2,932,500
	8.375%, due 1/15/21		4,560,000	5,130,000
	Toll Brothers Finance Corp.
	5.875%, due 2/15/22		5,750,000	6,207,585
	6.75%, due 11/1/19		3,850,000	4,321,625
	TRI Pointe Holdings, Inc. 5.875%, due 6/15/24 (b)		6,950,000	6,689,375
	Weyerhaeuser Real Estate Co. 4.375%, due 6/15/19 (b)		5,871,000	5,592,127
				96,545,425
	Household Products & Wares 0.3%
	Controladora Mabe S.A. de C.V. 7.875%, due 10/28/19 (b)		6,625,000	7,288,163

	Insurance 4.6%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		8,525,000	9,462,750
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)	EUR	5,800,000	6,824,351
	Series A2 5.75%, due 3/15/67 (a)	GBP	3,250,000	5,092,546
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		$9,873,000	10,588,792
	Genworth Holdings, Inc.
	6.15%, due 11/15/66 (a)		7,233,000	4,484,460
	7.20%, due 2/15/21		1,145,000	1,104,893
	7.625%, due 9/24/21		4,480,000	4,391,448
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (b)		390,000	417,624
	6.50%, due 3/15/35 (b)		870,000	1,123,746
	7.00%, due 3/7/67 (a)(b)		2,900,000	2,965,250
	7.80%, due 3/7/87 (b)		7,453,000	8,757,275
	10.75%, due 6/15/88 (a)(b)		938,000	1,439,830
	Lincoln National Corp. 7.00%, due 5/17/66 (a)		3,537,000	3,519,315
	Oil Insurance, Ltd. 3.239%, due 12/29/49 (a)(b)		8,452,000	7,572,874
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (b)		1,150,000	1,556,526
	9.25%, due 6/15/39 (b)		504,000	840,315
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		612,000	657,900
	Protective Life Corp. 8.45%, due 10/15/39		5,546,000	8,716,493
	Provident Cos., Inc. 7.25%, due 3/15/28		5,460,000	7,231,612
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		3,120,000	3,244,800
	Scottish Widows PLC Series Reg S 5.50%, due 6/16/23	GBP	6,500,000	10,919,266
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)		$571,000	598,979
	Voya Financial, Inc. 5.50%, due 7/15/22		5,040,000	5,843,129
	XL Group PLC 6.50%, due 10/29/49 (a)		4,116,000	3,704,400
				111,058,574
	Internet 0.5%
	Alibaba Group Holding, Ltd.
	3.125%, due 11/28/21 (b)		10,350,000	10,475,939
	3.60%, due 11/28/24 (b)		2,400,000	2,439,977
				12,915,916
	Iron & Steel 2.2%
	AK Steel Corp.
	7.625%, due 5/15/20		2,000,000	1,725,000
	7.625%, due 10/1/21		9,410,000	7,904,400
	8.375%, due 4/1/22		2,200,000	1,870,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25 (d)		693,000	784,654
	APERAM 7.75%, due 4/1/18 (b)		3,475,000	3,540,156
	ArcelorMittal
	6.125%, due 6/1/18 (d)		2,000,000	2,125,000
	6.75%, due 2/25/22		6,175,000	6,560,938
	7.25%, due 3/1/41		1,175,000	1,205,844
	Cliffs Natural Resources, Inc.
	5.70%, due 1/15/18 (d)		4,036,000	3,279,250
	5.90%, due 3/15/20		1,140,000	855,000
	GTL Trade Finance, Inc. 5.893%, due 4/29/24 (b)		8,330,000	8,163,400
	Severstal OAO Via Steel Capital S.A. 5.90%, due 10/17/22 (b)		3,000,000	2,470,500
	Steel Dynamics, Inc. 5.25%, due 4/15/23		7,666,000	7,819,320
	United States Steel Corp. 7.375%, due 4/1/20		4,039,000	4,160,170
				52,463,632
	Leisure Time 0.5%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (b)		4,500,000	4,556,250
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		6,115,000	6,833,512
				11,389,762
	Lodging 1.2%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20 (g)		8,019,000	5,974,155
	MGM Resorts International
	6.00%, due 3/15/23		7,600,000	7,676,000
	6.75%, due 10/1/20		2,794,000	2,954,655
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		946,000	1,090,313
	7.15%, due 12/1/19		2,341,000	2,807,864
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.375%, due 3/15/22		8,100,000	8,262,000
				28,764,987
	Machinery - Construction & Mining 0.3%
	Terex Corp.
	6.00%, due 5/15/21		2,860,000	2,902,900
	6.50%, due 4/1/20		5,000,000	5,175,000
				8,077,900
	Machinery - Diversified 0.5%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (b)		11,860,000	12,719,850

	Media 1.6%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, due 3/15/21		1,445,000	1,455,838
	CCOH Safari LLC
	5.50%, due 12/1/22		1,975,000	2,002,156
	5.75%, due 12/1/24		1,025,000	1,039,094
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		7,405,000	7,636,406
	Series B 7.625%, due 3/15/20		4,270,000	4,504,850
	COX Communications, Inc. 6.95%, due 6/1/38 (b)		2,241,000	3,010,716
	DISH DBS Corp. 6.75%, due 6/1/21		4,265,000	4,632,856
	iHeartCommunications, Inc.
	9.00%, due 12/15/19		5,000,000	4,875,000
	9.00%, due 3/1/21		8,845,000	8,579,650
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,497,434
				39,234,000
	Mining 1.0%
	Aleris International, Inc. 7.875%, due 11/1/20		2,463,000	2,389,110
	FMG Resources (August 2006) Pty, Ltd. 8.25%, due 11/1/19 (b)		4,630,000	4,109,125
	Minsur S.A. 6.25%, due 2/7/24 (b)		5,000,000	5,387,500
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		1,500,000	1,923,030
	Vedanta Resources PLC
	7.125%, due 5/31/23 (b)		8,600,000	7,288,500
	8.25%, due 6/7/21 (b)		2,565,000	2,321,325
				23,418,590
	Miscellaneous - Manufacturing 1.2%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		10,610,000	10,477,375
	Bombardier, Inc. 7.75%, due 3/15/20 (b)		9,650,000	9,692,219
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		9,585,000	8,985,937
				29,155,531
	Oil & Gas 6.2%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		19,735,000	7,721,319
	Berry Petroleum Co., LLC 6.75%, due 11/1/20 (d)		3,523,000	2,589,405
	California Resources Corp. 5.00%, due 1/15/20 (b)		6,490,000	5,597,625
	Chesapeake Energy Corp.
	4.875%, due 4/15/22		4,971,000	4,902,649
	5.375%, due 6/15/21		1,500,000	1,511,250
	6.125%, due 2/15/21		2,550,000	2,690,250
	6.625%, due 8/15/20		2,595,000	2,779,894
	7.25%, due 12/15/18		2,000,000	2,197,500
¤	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		10,000,000	9,700,000
	Concho Resources, Inc.
	5.50%, due 4/1/23		1,014,000	1,014,000
	6.50%, due 1/15/22		1,550,000	1,612,000
	7.00%, due 1/15/21		316,000	332,590
	Denbury Resources, Inc.
	4.625%, due 7/15/23		3,635,000	3,098,837
	6.375%, due 8/15/21 (d)		6,630,000	6,165,900
	ENI S.p.A. 4.15%, due 10/1/20 (b)		2,000,000	2,133,864
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20		3,400,000	3,425,500
	Frontier Oil Corp. 6.875%, due 11/15/18		571,000	588,844
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	5.00%, due 12/1/24 (b)		10,000,000	9,000,000
	7.625%, due 4/15/21 (b)		1,823,000	1,850,345
	8.00%, due 2/15/20 (b)		2,250,000	2,295,000
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19		2,250,000	1,749,375
	6.50%, due 9/15/21		7,250,000	5,328,750
	8.625%, due 4/15/20		730,000	576,700
	MEG Energy Corp. 6.50%, due 3/15/21 (b)		1,032,000	933,960
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		10,818,000	11,440,035
	Pacific Rubiales Energy Corp. 5.125%, due 3/28/23 (b)		5,000,000	2,720,000
	Petrobras Global Finance B.V.
	4.375%, due 5/20/23		2,600,000	2,140,840
	6.25%, due 3/17/24		7,400,000	6,684,642
	Precision Drilling Corp.
	6.50%, due 12/15/21		1,136,000	999,680
	6.625%, due 11/15/20 (d)		2,417,000	2,184,364
	QEP Resources, Inc. 5.375%, due 10/1/22		3,350,000	3,199,250
	Rosneft Finance S.A. 7.25%, due 2/2/20 (b)		1,405,000	1,215,802
	Samson Investment Co. 9.75%, due 2/15/20		500,000	155,000
	Sanchez Energy Corp. 6.125%, due 1/15/23 (b)		9,620,000	8,513,700
	SM Energy Co.
	5.00%, due 1/15/24		1,970,000	1,768,075
	6.125%, due 11/15/22 (b)		5,385,000	5,196,525
	6.50%, due 1/1/23		4,665,000	4,571,700
	Swift Energy Co. 7.125%, due 6/1/17		750,000	292,500
	Tesoro Corp. 5.125%, due 4/1/24		11,050,000	10,967,125
	Whiting Petroleum Corp.
	5.00%, due 3/15/19		2,350,000	2,250,125
	5.75%, due 3/15/21		6,000,000	5,707,500
				149,802,420
	Oil & Gas Services 1.1%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		8,717,000	6,101,900
	7.75%, due 10/15/22		3,770,000	2,563,600
	CGG S.A. 6.50%, due 6/1/21		6,150,000	4,704,750
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
	6.75%, due 2/1/22		1,560,000	1,680,900
	6.875%, due 2/15/23		325,000	358,670
	PHI, Inc. 5.25%, due 3/15/19		12,135,000	10,557,450
				25,967,270
	Packaging & Containers 2.0%
	Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (b)		1,000,000	1,060,000
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	6.75%, due 1/31/21 (b)		6,775,000	6,639,500
	7.00%, due 11/15/20 (b)		652,941	642,331
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	7,700,000	9,106,290
	Novelis, Inc. 8.75%, due 12/15/20		$4,653,000	4,990,342
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		5,555,000	5,770,256
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20		925,000	945,813
	7.875%, due 8/15/19		1,025,000	1,082,656
	9.875%, due 8/15/19		5,714,000	6,071,125
	Sealed Air Corp.
	4.875%, due 12/1/22 (b)		7,070,000	7,211,400
	8.375%, due 9/15/21 (b)		3,500,000	3,928,750
				47,448,463
	Pharmaceuticals 0.3%
	Valeant Pharmaceuticals International, Inc.
	6.375%, due 10/15/20 (b)		4,800,000	5,076,000
	7.50%, due 7/15/21 (b)		2,500,000	2,737,500
				7,813,500
	Pipelines 5.1%
	Access Midstream Partners, L.P. / ACMP Finance Corp.
	4.875%, due 5/15/23 (d)		3,560,000	3,649,000
	5.875%, due 4/15/21		3,960,000	4,128,300
	6.125%, due 7/15/22		2,029,000	2,161,899
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21		3,685,000	3,694,212
	6.625%, due 10/1/20		7,781,000	7,839,357
¤	Energy Transfer Equity, L.P. 5.875%, due 1/15/24		1,960,000	2,033,892
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21 (d)		585,000	626,574
	5.20%, due 2/1/22		1,500,000	1,646,402
	7.60%, due 2/1/24		662,000	835,304
	EnLink Midstream Partners, L.P. 4.40%, due 4/1/24		10,000,000	10,469,390
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.50%, due 3/1/20		3,875,000	3,758,750
¤	Kinder Morgan, Inc.
	5.00%, due 2/15/21 (b)		4,555,000	4,851,972
	5.625%, due 11/15/23 (b)		2,449,000	2,691,559
	7.75%, due 1/15/32		11,700,000	14,628,744
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19		2,037,000	2,509,036
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II 6.50%, due 5/15/21		1,550,000	1,654,625
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		10,475,000	11,153,487
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.00%, due 10/1/22		1,550,000	1,619,750
	5.50%, due 4/15/23		3,525,000	3,683,625
	5.75%, due 9/1/20		580,000	629,300
	5.875%, due 3/1/22		2,050,000	2,244,750
	6.50%, due 7/15/21		2,825,000	2,994,500
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,269,000	1,408,438
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19 (b)		2,500,000	2,437,500
	4.25%, due 11/15/23		5,160,000	4,824,600
	5.25%, due 5/1/23		3,725,000	3,706,375
	6.375%, due 8/1/22		875,000	907,813
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (b)		2,915,000	2,955,081
	5.875%, due 10/1/20		3,810,000	3,886,200
	6.125%, due 10/15/21		3,500,000	3,552,500
	Williams Cos., Inc. (The)
	3.70%, due 1/15/23		2,000,000	1,819,542
	4.55%, due 6/24/24		8,500,000	7,890,193
				122,892,670
	Real Estate Investment Trusts 0.7%
	Crown Castle International Corp. 5.25%, due 1/15/23		2,625,000	2,690,625
	Geo Group, Inc. (The) 6.625%, due 2/15/21		9,023,000	9,474,150
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23		472,000	484,753
	5.25%, due 3/15/22 (d)		75,000	84,214
	5.875%, due 6/15/19		1,910,000	2,001,930
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20		1,421,000	1,442,518
				16,178,190
	Retail 1.6%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22		5,200,000	5,447,000
	Brinker International, Inc. 2.60%, due 5/15/18 (d)		1,875,000	1,891,035
	CVS Health Corp. 4.75%, due 5/18/20		2,445,000	2,766,297
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(f)		70,826	80,799
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,925,000	2,067,983
	QVC, Inc. 4.85%, due 4/1/24		6,500,000	6,884,287
	Signet UK Finance PLC 4.70%, due 6/15/24		10,160,000	10,525,943
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		8,550,000	8,421,750
				38,085,094
	Semiconductors 0.6%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		7,050,000	7,208,625
	6.00%, due 1/15/22 (b)		6,159,000	6,528,540
				13,737,165
	Software 0.3%
	First Data Corp.
	6.75%, due 11/1/20 (b)		2,275,000	2,434,250
	7.375%, due 6/15/19 (b)		3,502,000	3,672,722
	10.625%, due 6/15/21		1,137,000	1,287,653
				7,394,625
	Telecommunications 4.9%
	Bharti Airtel International Netherlands B.V. Series Reg S 5.125%, due 3/11/23		8,500,000	9,389,100
	CenturyLink, Inc. 5.80%, due 3/15/22		8,000,000	8,420,000
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (b)		9,700,000	9,578,750
	Comcel Trust 6.875%, due 2/6/24 (b)		8,950,000	9,263,250
	CommScope Holding Co., Inc. 6.625%, due 6/1/20 (b)(h)		4,350,000	4,382,625
	CommScope, Inc. 5.00%, due 6/15/21 (b)		4,295,000	4,133,938
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		2,500,000	2,671,875
	7.625%, due 6/15/21		3,350,000	3,643,125
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		10,190,000	10,177,262
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21		5,885,000	5,833,506
	8.125%, due 6/1/23		5,448,000	5,502,480
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20		1,000,000	1,039,750
	Sprint Capital Corp. 8.75%, due 3/15/32		2,060,000	2,106,350
	Sprint Communications, Inc. 7.00%, due 8/15/20		1,800,000	1,813,500
	Sprint Corp.
	7.25%, due 9/15/21		4,000,000	3,994,000
	7.875%, due 9/15/23		1,650,000	1,672,688
	T-Mobile USA, Inc.
	6.00%, due 3/1/23		3,000,000	3,067,500
	6.125%, due 1/15/22		4,525,000	4,655,094
	6.375%, due 3/1/25		3,500,000	3,561,250
	6.542%, due 4/28/20		2,000,000	2,071,880
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		1,085,000	1,247,750
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		2,550,000	2,862,791
	5.462%, due 2/16/21		396,000	458,153
	Verizon Communications, Inc. 5.15%, due 9/15/23		3,573,000	4,096,841
	ViaSat, Inc. 6.875%, due 6/15/20		7,340,000	7,642,775
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		5,000,000	5,200,000
				118,486,233
	Transportation 1.1%
	Bristow Group, Inc. 6.25%, due 10/15/22		5,390,000	5,133,975
	CHC Helicopter S.A. 9.25%, due 10/15/20		10,106,100	8,893,368
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)		2,000,000	2,060,000
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		4,255,000	3,382,725
	5.875%, due 4/1/20		3,748,000	3,195,170
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (b)		7,400,000	2,886,592
				25,551,830
	Total Corporate Bonds (Cost $1,883,545,786)			1,831,967,218

	Foreign Bonds 0.6%
	Ireland 0.2%
	UT2 Funding PLC 5.321%, due 6/30/16	EUR	3,945,000	4,547,006

	Luxembourg 0.1%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (a)		1,825,000	2,091,653

	Netherlands 0.1%
	Belfius Funding N.V. 1.257%, due 2/9/17 (a)	GBP	2,000,000	2,937,092

	United Kingdom 0.2%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21		449,000	922,556
	Rexam PLC 6.75%, due 6/29/67 (a)	EUR	978,000	1,113,428
	Santander UK PLC 4.814%, due 9/28/49 (a)	GBP	2,700,000	3,944,700
				5,980,684
	Total Foreign Bonds (Cost $16,165,873)			15,556,435

	Loan Assignments 17.2% (i)
	Advertising 0.4%
	CBS Outdoor Americas Capital LLC Term Loan B 3.00%, due 1/31/21		$9,550,000	9,359,000

	Aerospace & Defense 0.2%
	TransDigm, Inc.
	Term Loan C 3.75%, due 2/28/20		1,974,811	1,943,818
	Term Loan D 3.75%, due 6/4/21		1,990,000	1,958,493
				3,902,311
	Airlines 0.1%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19		1,980,000	1,954,755
	United Airlines, Inc. New Term Loan B 3.50%, due 4/1/19		614,063	606,898
				2,561,653
	Auto Parts & Equipment 1.3%
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19		7,415,100	7,371,848
	MPG Holdco I, Inc. Term Loan B 4.25%, due 10/20/21		1,340,000	1,336,410
	TI Group Automotive Systems, LLC 2014 Term Loan B 4.25%, due 7/2/21		15,223,500	15,142,633
	Visteon Corp. Delayed Draw Term Loan B 3.50%, due 4/9/21		6,940,000	6,848,912
				30,699,803
	Biotechnology 0.2%
	STHI Holding Corp. Term Loan 4.50%, due 8/6/21		4,515,145	4,479,398

	Building Materials 0.6%
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20		13,486,979	13,291,418
	2nd Lien Term Loan 7.00%, due 3/26/21		1,193,684	1,187,716
				14,479,134
	Chemicals 1.0%
	Axalta Coating Systems US Holdings, Inc. USD Term Loan 3.75%, due 2/1/20		4,755,160	4,650,400
	ECO Services Operations LLC Term Loan B 4.75%, due 12/4/21		2,650,000	2,630,125
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17		11,394,051	11,197,503
	WR Grace & Co.
	Delayed Draw Term Loan 3.00%, due 2/3/21		1,352,892	1,346,973
	USD Exit Term Loan 3.00%, due 2/3/21		3,762,144	3,745,684
				23,570,685
	Commercial Services 0.8%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		5,808,219	5,716,258
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21		8,911,861	8,770,759
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21		5,872,957	5,704,109
				20,191,126
	Electric 0.1%
	Calpine Corp. Term Loan B1 4.00%, due 4/1/18		1,058,750	1,051,398
	NRG Energy, Inc. REFI Term Loan B 2.75%, due 7/2/18		1,031,625	1,017,297
				2,068,695
	Electrical Components & Equipment 0.3%
	Generac Power Systems, Inc. Term Loan B 3.25%, due 5/31/20		7,534,278	7,369,466

	Entertainment 0.9%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 11/19/19		2,970,000	2,865,123
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		9,157,500	9,035,403
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20		9,548,092	9,068,701
				20,969,227
	Environmental Controls 0.1%
	Filtration Group Corp. 2nd Lien Term Loan 8.25%, due 11/21/21		2,000,000	1,992,500

	Food Services 0.2%
	Aramark Services, Inc. USD Term Loan F 3.25%, due 2/24/21		4,969,962	4,879,882

	Hand & Machine Tools 0.4%
	Milacron LLC New Term Loan 4.00%, due 3/28/20		10,370,792	10,046,704

	Health Care - Products 1.1%
	Hologic, Inc. New Term Loan B 3.25%, due 8/1/19		5,984,766	5,962,323
	Kinetic Concepts, Inc. USD Term Loan E1 4.00%, due 5/4/18		4,974,874	4,917,131
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		15,586,675	14,933,983
				25,813,437
	Health Care - Services 1.0%
	Amsurg Corp. 1st Lien Term Loan B 3.75%, due 7/16/21		11,044,250	11,002,834
	Community Health Systems, Inc.
	2017 Term Loan E 3.486%, due 1/25/17		46,657	46,373
	Term Loan D 4.25%, due 1/27/21		124,357	124,240
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21		2,487,500	2,473,508
¤	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21		4,579,439	4,461,138
	U.S. Renal Care, Inc. 2013 Term Loan 4.25%, due 7/3/19		6,947,236	6,843,028
				24,951,121
	Household Products & Wares 0.9%
	KIK Custom Products, Inc. New 1st Lien Term Loan 5.50%, due 4/29/19		7,922,228	7,776,990
	Prestige Brands, Inc. Term Loan B2 4.50%, due 9/3/21		14,610,556	14,584,987
				22,361,977
	Iron & Steel 0.6%
	Signode Industrial Group US, Inc. USD Term Loan B 3.75%, due 5/1/21		15,263,441	14,805,537

	Leisure Time 0.4%
	ClubCorp Club Operations, Inc. New Term Loan 4.50%, due 7/24/20		9,925,000	9,825,750

	Lodging 0.9%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20		1,167,708	1,147,516
¤	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20		18,864,239	18,622,550
	MGM Resorts International Term Loan B 3.50%, due 12/20/19		2,707,960	2,663,956
				22,434,022
	Machinery - Construction & Mining 0.1%
	Terex Corp. 2014 USD Term Loan 3.50%, due 8/13/21		2,593,500	2,567,565

	Machinery - Diversified 0.6%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21		14,942,966	14,651,578

	Media 0.7%
	Charter Communications Operating, LLC Term Loan F 3.00%, due 1/3/21		8,947,413	8,793,634
	Clear Channel Communications, Inc. Term Loan D 6.921%, due 1/30/19		1,928,771	1,795,767
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20		6,180,000	6,083,437
				16,672,838
	Mining 0.6%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19		10,745,767	9,467,783
	Noranda Aluminum Acquisition Corp. New Term Loan B 5.75%, due 2/28/19		2,504,924	2,376,547
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17		1,536,059	1,520,699
	Oxbow Carbon LLC 2nd Lien Term Loan 8.00%, due 1/17/20		1,000,000	870,000
				14,235,029
	Miscellaneous - Manufacturing 0.2%
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21		5,790,616	5,649,985

	Oil & Gas 1.3%
¤	CITGO Petroleum Corp. New Term Loan B 4.50%, due 7/29/21		16,458,750	15,718,106
	Fieldwood Energy LLC
	1st Lien Term Loan 3.875%, due 9/28/18		7,959,720	7,293,094
	2nd Lien Term Loan 8.375%, due 9/30/20		8,400,000	5,014,800
	MEG Energy Corp. REFI Term Loan 3.75%, due 3/31/20		2,902,675	2,727,304
	Samson Investment Co. New 2nd Lien Term Loan 5.00%, due 9/25/18		3,000,000	1,868,250
				32,621,554
	Packaging & Containers 0.1%
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00%, due 12/1/18		2,977,444	2,943,533

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.50%, due 8/5/20		1,791,442	1,778,256

	Pipelines 0.6%
¤	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19		16,250,000	15,380,625

	Real Estate 0.4%
	Realogy Corp.
	New Term Loan B 3.75%, due 3/5/20		9,912,155	9,741,170
	Extended Letter of Credit 4.418%, due 10/10/16		46,223	45,415
				9,786,585
	Retail 0.2%
	Pilot Travel Centers LLC 2014 Term Loan B 4.25%, due 10/1/21		3,990,000	3,995,817

	Software 0.2%
	First Data Corp. New 2018 Extended Term Loan 3.668%, due 3/23/18		5,500,000	5,392,293

	Telecommunications 0.6%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19		2,500,000	2,470,833
	Level 3 Financing, Inc. Incremental Term Loan B5 4.50%, due 1/31/22		4,000,000	4,003,332
	SBA Senior Finance II LLC Term Loan B1 3.25%, due 3/24/21		8,992,167	8,829,184
				15,303,349
	Total Loan Assignments (Cost $431,513,670)			417,740,435

	Mortgage-Backed Securities 0.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.48%, due 11/25/35 (j)		325,724	288,263
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.398%, due 12/25/36 (a)(b)		44,953	40,803
	Continental Airlines, Inc. Pass Through Trust Series 2007-1, Class A 5.983%, due 10/19/23		3,211,573	3,500,615
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		115,564	109,485
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.612%, due 7/25/36 (j)		193,759	186,718
				4,125,884
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 1.955%, due 11/25/36 (j)		171,005	150,855

	Total Mortgage-Backed Securities (Cost $4,373,816)			4,276,739

	U.S. Government & Federal Agencies 0.0%‡
	Government National Mortgage Association (Mortgage Pass-Through Security) 0.0%
	6.00%, due 8/15/32		1	1

	United States Treasury Note 0.0%
	2.125%, due 8/15/21		70,000	72,915

	Total U.S. Government & Federal Agencies (Cost $71,485)			72,916

	Yankee Bonds 0.7% (k)
	Banks 0.4%
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24		8,746,000	9,239,843

	Insurance 0.3%
	Validus Holdings, Ltd. 8.875%, due 1/26/40		5,383,000	7,828,841
	Total Yankee Bonds (Cost $15,984,559)			17,068,684

	Total Long-Term Bonds (Cost $2,367,626,224)			2,302,080,600

		Shares
	Common Stocks 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.		40,080	1,307,410
	Motors Liquidation Co. GUC Trust		11,598	190,207
				1,497,617
	Media 0.0%‡
	ION Media Networks, Inc. (e)(f)(l)(m)		22	8,322
	Total Common Stocks (Cost $1,323,321)			1,505,939

	Convertible Preferred Stock 0.0%‡
	Iron & Steel 0.0%‡
	ArcelorMittal 6.00%		48,000	748,800

	Total Convertible Preferred Stock (Cost $1,200,000)			748,800

		Number of Warrants
	Warrants 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (m)		38,033	873,238
	Strike Price $10.00 Expires 7/10/19 (m)		20,476	317,378
				1,190,616
	Total Warrants (Cost $1,226,844)			1,190,616

		Principal Amount
	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $36,761,662 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $38,205,000 and a Market Value of $37,499,315)		$36,761,662	36,761,662
	Total Short-Term Investment (Cost $36,761,662)			36,761,662
	Total Investments, Before Investments Sold Short (Cost $2,408,138,051) (p)		96.5%	2,342,287,617

	Long-Term Bonds Sold Short (0.4)%
	Corporate Bonds Sold Short (0.4%)
	Apparel (0.3%)
	Levi Strauss & Co. 7.625%, due 5/15/20		(6,800,000)	(7,131,500)

	Office Equipment/Supplies (0.1%)
	ACCO Brands Corp. 6.75%, due 4/30/20		(3,850,000)	(4,100,250)

	Total Investments Sold Short (Proceeds $10,711,425)		(0.4)%	(11,231,750)
	Total Investments, Net of Investments Sold Short (Cost $2,397,426,626)		96.1	2,331,055,867
	Other Assets, Less Liabilities		3.9	95,434,007
	Net Assets		100.0%	$2,426,489,874

		Contracts Short		Unrealized Appreciation (Depreciation)(n)
	Futures Contracts (0.3%)

	United States Treasury Note March 2015 (2 Year) (o)		(7,566)	$(6,594,296)
	March 2015 (10 Year) (o)		(130)	(675,670)
	Total Futures Contracts (Notional Amount $1,679,760,476)			$(7,269,966)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2015.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	Illiquid security - As of January 31, 2015, the total market value of these securities was $12,885, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of these securities was $93,684, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	Issue in default.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2015.
(j)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2015.
(k)	Yankee Bond - Dollar-denominated bond issued, but not registered, in the United States by a foreign bank or corporation.
(l)	Restricted security.
(m)	Non-income producing security.
(n)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(o)	As of January 31, 2015, cash in the amount of $4,544,865 was on deposit with brokers for futures transactions.
(p)	As of January 31, 2015, cost was $2,408,317,952 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$39,184,571
Gross unrealized depreciation	(105,214,906)
Net unrealized depreciation	$(66,030,335)

As of January 31, 2015, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	EUR	682,000	$823,629	$(52,860)

Foreign Currency Sale Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	EUR	28,904,000	$35,932,008	$3,265,873
Pound Sterling vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	GBP	34,280,000	53,784,806	2,157,720
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$5,370,733

Open centrally cleared interest rate swap agreements as of January 31, 2015 were as follows1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation / (Depreciation)	Value
$250,000,000	USD	9/8/2016	Fixed 0.750%	3-Month USD-LIBOR	$(672,653)	$(672,653)
$250,000,000	USD	9/9/2016	Fixed 0.715%	3-Month USD-LIBOR	(539,982)	(539,982)
$250,000,000	USD	9/10/2016	Fixed 0.750%	3-Month USD-LIBOR	(672,368)	(672,368)
$250,000,000	USD	9/11/2016	Fixed 0.776%	3-Month USD-LIBOR	(776,675)	(776,675)
$250,000,000	USD	9/15/2016	Fixed 0.795%	3-Month USD-LIBOR	(843,610)	(843,610)
$350,000,000	USD	9/17/2016	Fixed 0.786%	3-Month USD-LIBOR	(1,116,948)	(1,116,948)
$500,000,000	USD	9/17/2016	Fixed 0.821%	3-Month USD-LIBOR	(1,811,345)	(1,811,345)
$500,000,000	USD	9/17/2016	Fixed 0.823%	3-Month USD-LIBOR	(1,832,170)	(1,832,170)
$273,000,000	USD	11/19/2016	Fixed 0.717%	3-Month USD-LIBOR	(362,934)	(362,934)
					$(8,628,685)	$(8,628,685)

The following abbreviations are used in the preceding pages:
EUR	—Euro
GBP	—British Pound Sterling

Open centrally cleared credit default swap contract as of January 31, 2015 was as follows1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit iTraxx Europe Series 22
	12/20/2019	Buy	$19,000	(5.00)%	$(1,324,979)	$(1,645,368)	$(320,389)

Open OTC credit default swap contract as of January 31, 2015 was as follows:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Staples, Inc.
2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$7,000	(1.00)%	$428,450	$114,249	$(314,201)

1 As of January 31, 2015, cash in the amount of $10,798,735 was on deposit with a broker for centrally cleared swap agreements.

2 Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3 The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4 The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5 Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at January 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$5,436,673	$—	$5,436,673
Convertible Bonds	—	9,961,500	—	9,961,500
Corporate Bonds (c)	—	1,831,881,856	85,362	1,831,967,218
Foreign Bonds	—	15,556,435	—	15,556,435
Loan Assignments (d)	—	376,210,097	41,530,338	417,740,435
Mortgage-Backed Securities	—	4,276,739	—	4,276,739
U.S. Government & Federal Agencies	—	72,916	—	72,916
Yankee Bonds	—	17,068,684	—	17,068,684
Total Long-Term Bonds	—	2,260,464,900	41,615,700	2,302,080,600
Common Stocks (b)	1,497,617	—	8,322	1,505,939
Convertible Preferred Stock	748,800	—	—	748,800
Warrants	1,190,616	—	—	1,190,616
Short-Term Investment
Repurchase Agreement	—	36,761,662	—	36,761,662
Total Investments in Securities	3,437,033	2,297,226,562	41,624,022	2,342,287,617
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	5,423,593	—	5,423,593
Total Investments in Securities and Other Financial Instruments	$3,437,033	$2,302,650,155	$41,624,022	$2,347,711,210

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(11,231,750)	$—	$(11,231,750)
Total Investments in Securities Sold Short	—	(11,231,750)	—	(11,231,750)
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	(52,860)	—	(52,860)
Futures Contracts Short (e)	(7,269,966)	—	—	(7,269,966)
Credit Default Swap Contract (e)	—	(314,201)	—	(314,201)
Credit Default Swap Index	—	(1,645,368)	—	(1,645,368)
Interest Rate Swap Contracts	—	(8,628,685)	—	(8,628,685)
Total Other Financial Instruments	(7,269,966)	(10,641,114)	—	(17,911,080)
Total Investments in Securities Sold Short and Other Financial Instruments	$(7,269,966)	$(20,902,854)	$—	$(29,142,830)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $8,322 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $4,563and $80,799 are held in Entertainment and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	Includes $21,991,545, $1,187,716, $2,630,125, $14,805,537, $870,000 and $45,415 of Level 3 securities held in Auto Parts & Equipment, Building Materials, Chemicals, Iron & Steel, Mining and Real Estate, respectively, which represents Loan Assignments whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2015
Long-Term Bonds
Corporate Bonds
Entertainment	$8,923	$101	$119	$1,648	$-	$(6,229)	$-	$-	$4,562	$(102)
Retail	80,961	(26)	(27)	1,087	-	(1,195)	-	-	80,800	1,208
Loan Assignments
Automobile	26,929,508	899	(68,571)	129,209	-	(4,999,500)	-	-	21,991,545	(1,760)
Building Materials	1,356,750	(761)	(3,642)	(8,315)	-	(156,316)	-	-	1,187,716	(11,176)
Chemicals	2,640,062	301		(10,238)					2,630,125	(10,238)
Iron & Steel	-	582	461	(432,547)	15,440,553	(203,512)	-	-	14,805,537	(432,547)
Mining	975,000	384	-	(105,384)	-	-	-	-	870,000	(105,384)
Real Estate	45,355	198	3	(25)	-	(116)	-	-	45,415	(24)
Common Stocks						-
Media	8,322	-		-	-	-	-	-	8,322	-
Total	$32,044,881	$1,678	$(71,657)	$(424,565)	$15,440,553	$(5,366,868)	$-	$-	$41,624,022	$(560,023)

As of January 31, 2015, the Fund held the following restricted security:

Security	Date of Acquisition	Shares	Cost	1/31/15 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	22	$34	$8,322	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2015 (Unaudited)

SECURITIES VALUATION.

The MainStay Funds is comprised of twelve separate funds (each a "Fund" and collectively, the "Funds"). Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds adopted procedures establishing methodologies for the valuation of each Funds' securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The aggregate value by input level, as of January 31, 2015, for the Funds' assets or liabilities is included at the end of each Funds' respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent valuation uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended January 31, 2015, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2015, the Government, High Yield Corporate Bond, Income Builder, MAP and Unconstrained Bond Funds held securities with values of $949,113, $55,291,441, $688,428, $300 and $93,684, respectively, that were valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2015, no foreign equity securities were fair valued in such a manner.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in other mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s), if any. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. The securities are generally categorized as Level 2 in the hiearchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing signifinicant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of January 31, 2015, High Yield Corporate Bond and Unconstrained Bond Funds held Level 3 securities with a value of $95,462,477 and $41,530,388, respectively, that were valued by utilizing significant unobservable inputs.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: March 31, 2015

By:	/s/ Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2015